Document And Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	May 27, 2012	Nov. 25, 2011
Document And Entity Information Abstract
Entity Registrant Name	Darden Restaurants Inc
Entity Central Index Key	0000940944
Current Fiscal Year End Date	--05-27
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document Period End Date	May 27, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	129,027,000
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Public Float		$ 5,784,642

Consolidated Statements Of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Sales	$ 7,998.7	$ 7,500.2	$ 7,113.1
Cost of sales:
Food and beverage	2,460.6	2,173.6	2,051.2
Restaurant labor	2,502	2,396.9	2,350.6
Restaurant expenses	1,200.6	1,129	1,082.2
Total cost of sales, excluding restaurant depreciation and amortization of $326.9, $295.6, $283.4, respectively	6,163.2	5,699.5	5,484
Selling, general and administrative	746.8	742.7	690.7
Depreciation and amortization	349.1	316.8	300.9
Interest, net	101.6	93.6	93.9
Total costs and expenses	7,360.7	6,852.6	6,569.5
Earnings before income taxes	638	647.6	543.6
Income taxes	(161.5)	(168.9)	(136.6)
Earnings from continuing operations	476.5	478.7	407
Losses from discontinued operations, net of tax benefit of $0.7, $1.5, and $1.5, respectively	(1)	(2.4)	(2.5)
Net earnings	$ 475.5	$ 476.3	$ 404.5
Basic net earnings per share:
Earnings from continuing operations (dollars per share)	$ 3.66	$ 3.5	$ 2.92
Losses from discontinued operations (dollars per share)	$ (0.01)	$ (0.02)	$ (0.02)
Net earnings	$ 3.65	$ 3.48	$ 2.9
Diluted net earnings per share:
Earnings from continuing operations (dollars per share)	$ 3.58	$ 3.41	$ 2.86
(Losses) earnings from discontinued operations, Diluted (dollars per share)	$ (0.01)	$ (0.02)	$ (0.02)
Net earnings	$ 3.57	$ 3.39	$ 2.84
Average number of common shares outstanding:
Basic (shares)	130.1	136.8	139.3
Diluted (shares)	133.2	140.3	142.4
Dividends declared per common share (dollars per share)	$ 1.72	$ 1.28	$ 1

Consolidated Statements Of Earnings (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Total cost of sales, restaurant depreciation and amortization	$ 326.9	$ 295.6	$ 283.4
Losses from discontinued operations, tax benefit	$ 0.7	$ 1.5	$ 1.5

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Net earnings	$ 475.5	$ 476.3	$ 404.5
Other comprehensive income
Foreign currency adjustment	(1.2)	1.8	1.5
Change in fair value of marketable securities, net of tax of $0.1, $(0.1) and $0.0, respectively	(0.1)	0.2	0
Change in fair value of derivatives, net of tax of $27.8, $4.8 and $2.5, respectively	(45.6)	(5.2)	0
Net unamortized gain (loss) arising during period, including amortization of unrecognized net actuarial loss, net of taxes of $24.8, $(9.0) and $9.5, respectively	(39.9)	14.5	(15.4)
Other comprehensive income (loss)	(86.8)	11.3	(13.9)
Total comprehensive income	$ 388.7	$ 487.6	$ 390.6

Consolidated Statements of Comprehensive Income Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Change in fair value of marketable securities, tax	$ 0.1	$ (0.1)	$ 0
Change in fair value of derivatives, tax	27.8	4.8	2.5
Net unamortized gain (loss) arising during period, including amortization of unrecognized net actuarial loss, tax	$ 24.8	$ (9)	$ 9.5

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Current assets:
Cash and cash equivalents	$ 70.5	$ 70.5
Receivables, net	71.4	65.4
Inventories	404.1	300.1
Prepaid income taxes	12.2	5.2
Prepaid expenses and other current assets	74.9	77
Deferred income taxes	124.5	145.6
Total current assets	757.6	663.8
Land, buildings and equipment, net	3,951.3	3,622
Goodwill	538.6	517.1
Trademarks	464.9	454
Other assets	231.8	209.7
Total assets	5,944.2	5,466.6
Current liabilities:
Accounts payable	260.7	251.3
Short-term debt	262.7	185.5
Accrued payroll	154.3	167.1
Accrued income taxes	0	9.3
Other accrued taxes	60.4	64.3
Unearned revenues	231.7	200
Current portion of long-term debt	349.9	0
Other current liabilities	454.4	409.3
Total current liabilities	1,774.1	1,286.8
Long-term debt, less current portion	1,453.7	1,407.3
Deferred income taxes	312.9	345.4
Deferred rent	204.4	186.2
Obligations under capital leases, net of current installments	54.4	56
Other liabilities	302.7	248.7
Total liabilities	4,102.2	3,530.4
Stockholders' equity:
Common stock and surplus, no par value. Authorized 500.0 shares; issued 289.0 and 287.2 shares, respectively; outstanding 129.0 and 134.6 shares, respectively	2,518.8	2,408.8
Preferred stock, no par value. Authorized 25.0 shares; none issued and outstanding	0	0
Retained earnings	3,172.8	2,921.9
Treasury stock, 160.0 and 152.6 shares, at cost, respectively	(3,695.8)	(3,325.3)
Accumulated other comprehensive income (loss)	(146.6)	(59.8)
Unearned compensation	(7.2)	(9.4)
Total stockholders' equity	1,842	1,936.2
Total liabilities and stockholders' equity	$ 5,944.2	$ 5,466.6

Consolidated Balance Sheets (Parenthetical) (USD $)	May 27, 2012	May 29, 2011
Common stock, no par value (dollars per share)	$ 0	$ 0
Common stock, Authorized (shares)	500,000,000	500,000,000
Common stock, issued (shares)	289,000,000	287,200,000
Common stock, outstanding (shares)	129,000,000	134,600,000
Preferred stock, no par value (dollars per share)	$ 0	$ 0
Preferred stock, Authorized (shares)	25,000,000	25,000,000
Preferred stock, issued (shares)	0	0
Preferred stock, outstanding (shares)	0	0
Treasury stock, shares (shares)	160,000,000	152,600,000

Consolidated Statements Of Changes In Stockholders' Equity (USD $) In Millions	Total	Common Stock And Surplus	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Unearned Compensation	Officer Notes Receivable
Balances at May. 31, 2009	$ 1,606	$ 2,183.1	$ 2,357.4	$ (2,864.2)	$ (57.2)	$ (13)	$ (0.1)
Net earnings	404.5	0	404.5	0	0	0	0
Other comprehensive income	(13.9)	0	0	0	(13.9)	0	0
Cash dividends declared	(140)	0	(140)	0	0	0	0
Stock option exercises	59.3	55	0	4.3	0	0	0
Stock-based compensation	33.6	33.6	0	0	0	0	0
ESOP note receivable repayments	1.8	0	0	0	0	1.8	0
Income tax benefits credited to equity	20.1	20.1	0	0	0	0	0
Purchases of common stock for treasury	(85.1)	0	0	(85.1)	0	0	0
Issuance of treasury stock under Employee Stock Purchase Plan and other plans	7.6	6.1	0	1.5	0	0	0
Repayment of officer notes	0.1	0	0	0	0	0	0.1
Balances at May. 30, 2010	1,894	2,297.9	2,621.9	(2,943.5)	(71.1)	(11.2)	0
Net earnings	476.3	0		0	0	0	0
Other comprehensive income	11.3	0	0	0	11.3	0	0
Cash dividends declared	(176.3)	0	(176.3)	0	0	0	0
Stock option exercises	55.7	53.1	0	2.6	0	0	0
Stock-based compensation	33.9	33.9	0	0	0	0	0
ESOP note receivable repayments	1.8	0	0	0	0	1.8	0
Income tax benefits credited to equity	17.7	17.7	0	0	0	0	0
Purchases of common stock for treasury	(385.5)	0	0	(385.5)	0	0	0
Issuance of treasury stock under Employee Stock Purchase Plan and other plans	7.3	6.2	0	1.1	0	0	0
Balances at May. 29, 2011	1,936.2	2,408.8	2,921.9	(3,325.3)	(59.8)	(9.4)	0
Net earnings	475.5	0		0	0	0	0
Other comprehensive income	(86.8)	0	0	0	(86.8)	0	0
Cash dividends declared	(224.6)	0	(224.6)	0	0	0	0
Stock option exercises	62.9	59.4	0	3.5	0	0	0
Stock-based compensation	26.5	26.5	0	0	0	0	0
ESOP note receivable repayments	2.1	0	0	0	0	2.1	0
Income tax benefits credited to equity	17.9	17.9	0	0	0	0	0
Purchases of common stock for treasury	(375.1)	0	0	(375.1)	0	0	0
Issuance of treasury stock under Employee Stock Purchase Plan and other plans	7.4	6.2	0	1.1	0	0.1	0
Balances at May. 27, 2012	$ 1,842	$ 2,518.8	$ 3,172.8	$ (3,695.8)	$ (146.6)	$ (7.2)	$ 0

Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Cash dividends declared, per share	$ 1.72	$ 1.28	$ 1
Stock option exercises, shares (shares)	2.2	2.3	2.9
Purchases of common stock for treasury, shares	8.2	8.6	2
Issuance of treasury stock under Employee Stock Purchase Plan and other plans, shares	0.2	0.2	0.3

Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Cash flows - operating activities
Net earnings	$ 475.5	$ 476.3	$ 404.5
(Losses) earnings from discontinued operations, net of tax	1	2.4	2.5
Adjustments to reconcile net earnings from continuing operations to cash flows:
Depreciation and amortization	349.1	316.8	300.9
Asset impairment charges, net	0.5	4.7	6.2
Amortization of loan costs	6.7	2.8	3.3
Stock-based compensation expense	56.1	66.6	53.5
Change in current assets and liabilities	(191.4)	12.2	144.3
Contributions to pension and postretirement plan	(22.7)	(13.2)	(0.6)
Loss on disposal of land, buildings and equipment	7.1	6.9	0.3
Change in cash surrender value of trust-owned life insurance	4.1	(13.7)	(7.7)
Deferred income taxes	36.1	28.8	(10.2)
Change in deferred rent	18.5	17.1	15.4
Change in other liabilities	15.8	(15.4)	(14.4)
Income tax benefits from exercise of stock-based compensation credited to Goodwill	0.6	0.2	1.4
Other, net	5.2	2.2	4
Net cash provided by operating activities of continuing operations	762.2	894.7	903.4
Cash flows - investing activities
Purchases of land, buildings and equipment	(639.7)	(547.7)	(432.1)
Proceeds from disposal of land, buildings and equipment	3.3	7	12.5
Purchases of marketable securities	(32.1)	(6.5)	(15.5)
Proceeds from sale of marketable securities	21.3	5.1	12.8
Cash used in business acquisitions, net of cash acquired	(58.5)	0	0
Increase in other assets	(15.9)	(10.6)	(6.4)
Net cash used in investing activities of continuing operations	(721.6)	(552.7)	(428.7)
Cash flows - financing activities
Proceeds from issuance of common stock	70.2	63	66.3
Income tax benefits credited to equity	17.9	17.7	20.1
Dividends paid	(223.9)	(175.5)	(140)
Purchases of treasury stock	(375.1)	(385.5)	(85.1)
ESOP note receivable repayments	2.1	1.8	1.8
Proceeds from issuance of short-term debt	2,321	1,454.9	401.2
Repayments of short-term debt	(2,243.8)	(1,269.4)	(551.2)
Repayment of long-term debt	(2.1)	(226.8)	(1.8)
Principal payments on capital leases	(1.6)	(1.2)	(1.3)
Proceeds from issuance of long-term debt	400	0	0
Payment of debt issuance costs	(5.1)	0	0
Net cash used in financing activities of continuing operations	(40.4)	(521)	(290)
Cash flows - discontinued operations
Net cash used in operating activities of discontinued operations	(0.5)	(2.1)	(1.4)
Net cash provided by investing activities of discontinued operations	0.3	2.8	2.6
Net cash provided by discontinued operations	(0.2)	0.7	1.2
(Decrease) increase in cash and cash equivalents	0	(178.3)	185.9
Cash and cash equivalents- beginning of year	70.5	248.8	62.9
Cash and cash equivalents - end of year	70.5	70.5	248.8
Cash flows from changes in current assets and liabilities
Receivables, net	(6.1)	(5.9)	(15.8)
Inventories	(103)	(79.3)	26.2
Prepaid expenses and other current assets	(6.6)	(5)	(5)
Accounts payable	(10.2)	5.5	27.6
Accrued payroll	(13.3)	5.3	23.6
Prepaid/accrued income taxes	(16.3)	4.7	52.7
Other accrued taxes	(3.9)	2.3	1.8
Unearned revenues	31.1	27.3	26.9
Other current liabilities	63.1	(57.3)	(6.3)
Change in current assets and liabilities	$ (191.4)	$ 12.2	$ 144.3

Summary Of Significant Accounting Policies	12 Months Ended
May 27, 2012
Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Operations and Principles of Consolidation
The accompanying consolidated financial statements include the operations of Darden Restaurants, Inc. and its wholly owned subsidiaries (Darden, the Company, we, us or our). We own and operate the Red Lobster®, Olive Garden®, LongHorn Steakhouse®, The Capital Grille®, Bahama Breeze®, Seasons 52®, Eddie V's Prime Seafood® and Wildfish Seafood Grille® restaurant brands located in the United States and Canada. Through subsidiaries, we own and operate all of our restaurants in the United States and Canada, except three. Those three restaurants are located in Central Florida and are owned by joint ventures managed by us. None of our restaurants in the United States or Canada are franchised. As of May 27, 2012, we franchised 5 LongHorn Steakhouse restaurants in Puerto Rico, 22 Red Lobster restaurants in Japan, and 1 Red Lobster restaurant in Dubai, to unaffiliated franchisees under area development and franchise agreements. All significant inter-company balances and transactions have been eliminated in consolidation.
Basis of Presentation
On November 14, 2011, we completed the acquisition of eight Eddie V's Prime Seafood restaurants and three Wildfish Seafood Grille restaurants (collectively Eddie V's) and all related assets and net working capital for $58.5 million in cash. The results of operations from Eddie V's, which are not material, are included in our consolidated financial statements from the date of acquisition. The acquisition resulted in the recording of depreciable assets, definite-lived amortizable intangible assets and indefinite-lived intangible assets, including goodwill.

The following table summarizes the preliminary estimated fair values of the Eddie V's assets acquired and liabilities assumed as of the acquisition date and the final adjustments made thereto through the fiscal year ended May 27, 2012:

(in millions)	Preliminary	Adjustments	Final Adjusted
Current assets	$1.7	$(0.3)	$1.4
Buildings and equipment	26.8	(0.4)	26.4
Trademarks	17.0	(6.1)	10.9
Other assets	2.9	(0.4)	2.5
Goodwill	16.6	5.5	22.1
Total assets acquired	$65.0	$(1.7)	$63.3
Current liabilities	4.5	—	4.5
Other liabilities	1.3	(1.0)	0.3
Total liabilities assumed	$5.8	$(1.0)	$4.8
Net assets acquired	$59.2	$(0.7)	$58.5

Adjustments to the preliminary purchase price allocation during the period ended May 27, 2012 were primarily related to updated valuations in the preliminary appraisals of identifiable intangible and tangible assets.

The excess of the purchase price over the aggregate fair value of net assets acquired was allocated to goodwill, all of which is expected to be deductible for tax purposes. Goodwill represents benefits expected as a result of the acquisition, including sales and unit growth opportunities in addition to supply-chain synergies. Trademarks primarily have an indefinite life based on the expected use of the assets and the regulatory and economic environment within which they are being used. These trademarks represent highly respected brands with positive connotations and we intend to cultivate and protect the use of these brands. Goodwill and indefinite-lived trademarks are not amortized but are reviewed annually for impairment or more frequently if indicators of impairment exist. Buildings and equipment will be depreciated over a period of 5 months to 23 years. Other assets and liabilities represent value associated with favorable and unfavorable market leases and will be amortized over a weighted average period of 16 years.

As a result of the acquisition and related integration efforts, we incurred expenses of approximately $2.9 million during the year ended May 27, 2012, which are included in selling, general and administrative expenses in our consolidated statements of earnings. Pro-forma financial information of the combined entities for periods prior to the acquisition is not presented due to the immaterial impact of the financial results of Eddie V's on our consolidated financial statements.

During fiscal 2007 and 2008 we closed or sold all Smokey Bones Barbeque & Grill (Smokey Bones) and Rocky River Grillhouse restaurants and we closed nine Bahama Breeze restaurants. These restaurants and their related activities have been classified as discontinued operations. Therefore, for fiscal 2012, 2011 and 2010, all impairment losses and disposal costs, gains and losses on disposition attributable to these restaurants have been aggregated in a single caption entitled “Losses from discontinued operations, net of tax benefit” on the accompanying consolidated statements of earnings.
Unless otherwise noted, amounts and disclosures throughout these notes to consolidated financial statements relate to our continuing operations.

Fiscal Year
We operate on a 52/53 week fiscal year, which ends on the last Sunday in May. Fiscal 2012, 2011 and 2010 consisted of 52 weeks of operation.
Use of Estimates
We prepare our consolidated financial statements in conformity with U.S. generally accepted accounting principles. The preparation of these financial statements requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of sales and expenses during the reporting period. Actual results could differ from those estimates.
Cash Equivalents
Cash equivalents include highly liquid investments such as U.S. Treasury bills, taxable municipal bonds and money market funds that have an original maturity of three months or less. Amounts receivable from credit card companies are also considered cash equivalents because they are both short term and highly liquid in nature and are typically converted to cash within three days of the sales transaction.
Receivables, Net
Receivables, net of the allowance for doubtful accounts, represent their estimated net realizable value. Provisions for doubtful accounts are recorded based on historical collection experience and the age of the receivables. Receivables are written off when they are deemed uncollectible. See Note 3 – Receivables, Net for additional information.
Inventories
Inventories consist of food and beverages and are valued at the lower of weighted-average cost or market.
Marketable Securities
Available-for-sale securities are carried at fair value. Classification of marketable securities as current or noncurrent is dependent upon management’s intended holding period, the security’s maturity date, or both. Unrealized gains and losses, net of tax, on available-for-sale securities are carried in accumulated other comprehensive income (loss) within the consolidated financial statements and are reclassified into earnings when the securities mature or are sold.
Land, Buildings and Equipment, Net
Land, buildings and equipment are recorded at cost less accumulated depreciation. Building components are depreciated over estimated useful lives ranging from 7 to 40 years using the straight-line method. Leasehold improvements, which are reflected on our consolidated balance sheets as a component of buildings in land, buildings and equipment, net, are amortized over the lesser of the expected lease term, including cancelable option periods, or the estimated useful lives of the related assets using the straight-line method. Equipment is depreciated over estimated useful lives ranging from 2 to 10 years also using the straight-line method. See Note 5 – Land, Buildings and Equipment, Net for additional information. Gains and losses on the disposal of land, buildings and equipment are included in selling, general and administrative expenses in our accompanying consolidated statements of earnings. Depreciation and amortization expense from continuing operations associated with buildings and equipment and losses on disposal of land, buildings and equipment were as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Depreciation and amortization on buildings and equipment	$340.6	$308.7	$293.2
Losses on disposal of land, buildings and equipment	7.1	6.9	0.3

Capitalized Software Costs and Other Definite-Lived Intangibles
Capitalized software, which is a component of other assets, is recorded at cost less accumulated amortization. Capitalized software is amortized using the straight-line method over estimated useful lives ranging from 3 to 10 years. The cost of capitalized software and related accumulated amortization was as follows:

(in millions)	May 27, 2012	May 29, 2011
Capitalized software	$84.3	$79.9
Accumulated amortization	(63.4)	(56.1)
Capitalized software, net of accumulated amortization	$20.9	$23.8

We have other definite-lived intangible assets, including assets related to the value of below-market leases, which were acquired as part of the RARE Hospitality International, Inc. (RARE) and Eddie V's acquisitions and are included as a component of other assets on our consolidated balance sheets. We also have definite-lived intangible liabilities related to the value of above-market leases, which were acquired as part of the RARE and Eddie V's acquisitions and are included in other liabilities on our consolidated balance sheets. Definite-lived intangibles are amortized on a straight-line basis over estimated useful lives of 1 to 20 years. The cost and related accumulated amortization was as follows:

(in millions)	May 27, 2012	May 29, 2011
Other definite-lived intangibles	$13.2	$11.1
Accumulated amortization	(6.2)	(5.6)
Other definite-lived intangible assets, net of accumulated amortization	$7.0	$5.5
(in millions)	May 27, 2012	May 29, 2011
Below-market leases	$24.0	$25.3
Accumulated amortization	(7.1)	(8.6)
Below market-leases, net of accumulated amortization	$16.9	$16.7
(in millions)	May 27, 2012	May 29, 2011
Above-market leases	$(8.6)	$(8.4)
Accumulated amortization	2.3	1.8
Above-market leases, net of accumulated amortization	$(6.3)	$(6.6)

Amortization expense associated with capitalized software and other definite-lived intangibles included in depreciation and amortization in our accompanying consolidated statements of earnings was as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Amortization expense - capitalized software	$7.8	$7.7	$7.3
Amortization expense - other definite-lived intangibles	0.7	0.4	0.4

Amortization expense associated with above- and-below-market leases included in restaurant expenses as a component of rent expense on our consolidated statements of earnings was as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Restaurant expense - below-market leases	$1.8	$2.2	$2.6
Restaurant expense - above-market leases	(0.5)	(0.5)	(0.5)

Amortization of capitalized software and other definite-lived intangible assets will be approximately $10.0 million annually for fiscal 2013 through 2017.
Trust-Owned Life Insurance
We have a trust that purchased life insurance policies covering certain of our officers and other key employees (trust-owned life insurance or TOLI). The trust is the owner and sole beneficiary of the TOLI policies. The policies were purchased to offset a portion of our obligations under our non-qualified deferred compensation plan. The cash surrender value for each policy is included in other assets while changes in cash surrender values are included in selling, general and administrative expenses.
Liquor Licenses
The costs of obtaining non-transferable liquor licenses that are directly issued by local government agencies for nominal fees are expensed as incurred. The costs of purchasing transferable liquor licenses through open markets in jurisdictions with a limited number of authorized liquor licenses are capitalized as indefinite-lived intangible assets and included in other assets. Liquor licenses are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Annual liquor license renewal fees are expensed over the renewal term.
Goodwill and Trademarks
We review our goodwill and trademarks for impairment annually, as of the first day of our fourth fiscal quarter or more frequently if indicators of impairment exist. Goodwill and trademarks are not subject to amortization and have been assigned to reporting units for purposes of impairment testing. The reporting units are our restaurant brands. Our goodwill and trademark balances are allocated as follows:

(in millions)	May 27, 2012	May 29, 2011
Goodwill:
The Capital Grille	$401.8	$402.1
LongHorn Steakhouse	49.5	49.8
Olive Garden (1)	30.2	30.2
Red Lobster (1)	35.0	35.0
Eddie V's	22.1	—
Total Goodwill	$538.6	$517.1

Trademarks:
The Capital Grille	$147.0	$147.0
LongHorn Steakhouse	307.0	307.0
Eddie V's Prime Seafood and Wildfish Seafood Grille	10.9	—
Total Trademarks	$464.9	$454.0

(1)	Goodwill related to Olive Garden and Red Lobster is associated with the RARE acquisition and the direct benefits derived by Olive Garden and Red Lobster as a result of the RARE acquisition.
A significant amount of judgment is involved in determining if an indicator of impairment has occurred. Such indicators may include, among others: a significant decline in our expected future cash flows; a sustained, significant decline in our stock price and market capitalization; a significant adverse change in legal factors or in the business climate; unanticipated competition; the testing for recoverability of a significant asset group within a reporting unit; and slower growth rates. Any adverse change in these factors could have a significant impact on the recoverability of these assets and could have a material impact on our consolidated financial statements.
The goodwill impairment test involves a two-step process. The first step is a comparison of each reporting unit’s fair value to its carrying value. We estimate fair value using the best information available, including market information and discounted cash flow projections (also referred to as the income approach). The income approach uses a reporting unit’s projection of estimated operating results and cash flows that is discounted using a weighted-average cost of capital that reflects current market conditions. The projection uses management’s best estimates of economic and market conditions over the projected period including growth rates in sales, costs and number of units, estimates of future expected changes in operating margins and cash expenditures. Other significant estimates and assumptions include terminal value growth rates, future estimates of capital expenditures and changes in future working capital requirements. We validate our estimates of fair value under the income approach by comparing the values to fair value estimates using a market approach. A market approach estimates fair value by applying cash flow and sales multiples to the reporting unit’s operating performance. The multiples are derived from comparable publicly traded companies with similar operating and investment characteristics of the reporting units.
If the fair value of the reporting unit is higher than its carrying value, goodwill is deemed not to be impaired, and no further testing is required. If the carrying value of the reporting unit is higher than its fair value, there is an indication that impairment may exist and the second step must be performed to measure the amount of impairment loss. The amount of impairment is determined by comparing the implied fair value of reporting unit goodwill to the carrying value of the goodwill in the same manner as if the reporting unit was being acquired in a business combination. Specifically, fair value is allocated to all of the assets and liabilities of the reporting unit, including any unrecognized intangible assets, in a hypothetical analysis that would calculate the implied fair value of goodwill. If the implied fair value of goodwill is less than the recorded goodwill, we would record an impairment loss for the difference.
Consistent with our accounting policy for goodwill and trademarks we performed our annual impairment test of our goodwill and trademarks as of the first day of our fiscal 2012 fourth quarter. As of the beginning of our fiscal fourth quarter, we had seven reporting units: Red Lobster, Olive Garden, LongHorn Steakhouse, The Capital Grille, Bahama Breeze, Seasons 52 and Eddie V's. Two of these reporting units, LongHorn Steakhouse and The Capital Grille, have a significant amount of goodwill. As we finalized the purchase price allocation for Eddie V's during our fourth fiscal quarter of 2012 and no indicators of impairment were identified, we excluded the goodwill allocated to Eddie V's from our annual impairment test. As part of our process for performing the step one impairment test of goodwill, we estimated the fair value of our reporting units utilizing the income and market approaches described above to derive an enterprise value of the Company. We reconciled the enterprise value to our overall estimated market capitalization. The estimated market capitalization considers recent trends in our market capitalization and an expected control premium, based on comparable recent and historical transactions. Based on the results of the step one impairment test, no impairment of goodwill was indicated.
The fair value of trademarks are estimated and compared to the carrying value. We estimate the fair value of trademarks using the relief-from-royalty method, which requires assumptions related to projected sales from our annual long-range plan; assumed royalty rates that could be payable if we did not own the trademarks; and a discount rate. We recognize an impairment loss when the estimated fair value of the trademarks is less than its carrying value. We completed our impairment test and concluded as of the date of the test, there was no impairment of the trademarks for LongHorn Steakhouse and The Capital Grille.
We determined that there was no goodwill or trademark impairment as of the first day of our fourth fiscal quarter and no additional indicators of impairment were identified through the end of our fourth fiscal quarter that would require us to test further for impairment. However, declines in our market capitalization (reflected in our stock price) as well as in the market capitalization of other companies in the restaurant industry, declines in sales at our restaurants, and significant adverse changes in the operating environment for the restaurant industry may result in future impairment.
Changes in circumstances, existing at the measurement date or at other times in the future, or in the numerous estimates associated with management’s judgments and assumptions made in assessing the fair value of our goodwill, could result in an impairment loss of a portion or all of our goodwill or trademarks. If we recorded an impairment loss, our financial position and results of operations would be adversely affected and our leverage ratio for purposes of our credit agreement would increase. A leverage ratio exceeding the maximum permitted under our credit agreement would be a default under our credit agreement. At May 27, 2012, a write down of goodwill, other indefinite-lived intangible assets, or any other assets in excess of approximately $850.0 million would have been required to cause our leverage ratio to exceed the permitted maximum.  As our leverage ratio is determined on a quarterly basis and due to the seasonal nature of our business, a lesser amount of impairment in future quarters could cause our leverage ratio to exceed the permitted maximum.
We evaluate the useful lives of our other intangible assets, primarily intangible assets associated with the RARE acquisition, to determine if they are definite or indefinite-lived. A determination on useful life requires significant judgments and assumptions regarding the future effects of obsolescence, demand, competition, other economic factors (such as the stability of the industry, legislative action that results in an uncertain or changing regulatory environment, and expected changes in distribution channels), the level of required maintenance expenditures, and the expected lives of other related groups of assets.
Impairment or Disposal of Long-Lived Assets
Land, buildings and equipment and certain other assets, including definite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted net cash flows expected to be generated by the assets. Identifiable cash flows are measured at the lowest level for which they are largely independent of the cash flows of other groups of assets and liabilities, generally at the restaurant level. If such assets are determined to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. Fair value is generally determined based on appraisals or sales prices of comparable assets. Restaurant sites and certain other assets to be disposed of are reported at the lower of their carrying amount or fair value, less estimated costs to sell. Restaurant sites and certain other assets to be disposed of are included in assets held for disposal within prepaid expenses and other current assets in our consolidated balance sheets when certain criteria are met. These criteria include the requirement that the likelihood of disposing of these assets within one year is probable. Assets not meeting the “held for sale” criteria remain in land, buildings and equipment until their disposal is probable within one year.
We account for exit or disposal activities, including restaurant closures, in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 420, Exit or Disposal Cost Obligations. Such costs include the cost of disposing of the assets as well as other facility-related expenses from previously closed restaurants. These costs are generally expensed as incurred. Additionally, at the date we cease using a property under an operating lease, we record a liability for the net present value of any remaining lease obligations, net of estimated sublease income. Any subsequent adjustments to that liability as a result of lease termination or changes in estimates of sublease income are recorded in the period incurred. Upon disposal of the assets, primarily land, associated with a closed restaurant, any gain or loss is recorded in the same caption within our consolidated statements of earnings as the original impairment.
Insurance Accruals
Through the use of insurance program deductibles and self-insurance, we retain a significant portion of expected losses under our workers’ compensation, employee medical and general liability programs. However, we carry insurance for individual workers’ compensation and general liability claims that exceed $0.5 million. Accrued liabilities have been recorded based on our estimates of the anticipated ultimate costs to settle all claims, both reported and not yet reported.
Revenue Recognition
Sales, as presented in our consolidated statements of earnings, represents food and beverage product sold and is presented net of discounts, coupons, employee meals and complimentary meals and gift cards. Revenue from restaurant sales is recognized when food and beverage products are sold. Sales taxes collected from customers and remitted to governmental authorities are presented on a net basis within sales on our consolidated statements of earnings.
Revenues from the sales of franchises are recognized as income when substantially all of our material obligations under the franchise agreement have been performed. Continuing royalties, which are a percentage of net sales of franchised restaurants, are accrued as income when earned.
Unearned Revenues
Unearned revenues represent our liability for gift cards that have been sold but not yet redeemed.  We recognize sales from our gift cards when the gift card is redeemed by the customer.  Although there are no expiration dates or dormancy fees for our gift cards, based on our analysis of our historical gift card redemption patterns, we can reasonably estimate the amount of gift cards for which redemption is remote, which is referred to as “breakage”.  We recognize breakage within sales for unused gift card amounts in proportion to actual gift card redemptions, which is also referred to as the “redemption recognition” method.  The estimated value of gift cards expected to remain unused is recognized over the expected period of redemption as the remaining gift card values are redeemed, generally over a period of 10 years.  Utilizing this method, we estimate both the amount of breakage and the time period of redemption.  If actual redemption patterns vary from our estimates, actual gift card breakage income may differ from the amounts recorded.  We update our estimates of our redemption period and our breakage rate periodically and apply that rate to gift card redemptions.
Food and Beverage Costs
Food and beverage costs include inventory, warehousing, related purchasing and distribution costs and gains and losses on certain commodity derivative contracts. Vendor allowances received in connection with the purchase of a vendor’s products are recognized as a reduction of the related food and beverage costs as earned. Advance payments are made by the vendors based on estimates of volume to be purchased from the vendors and the terms of the agreement. As we make purchases from the vendors each period, we recognize the pro rata portion of allowances earned as a reduction of food and beverage costs for that period. Differences between estimated and actual purchases are settled in accordance with the terms of the agreements. Vendor agreements are generally for a period of one year or more and payments received are initially recorded as long-term liabilities. Amounts which are expected to be earned within one year are recorded as current liabilities.
Income Taxes
We provide for federal and state income taxes currently payable as well as for those deferred because of temporary differences between reporting income and expenses for financial statement purposes versus tax purposes. Federal income tax credits are recorded as a reduction of income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date. Interest recognized on reserves for uncertain tax positions is included in interest, net in our consolidated statements of earnings. A corresponding liability for accrued interest is included as a component of other current liabilities in our consolidated balance sheets. Penalties, when incurred, are recognized in selling, general and administrative expenses.
ASC Topic 740, Income Taxes, requires that a position taken or expected to be taken in a tax return be recognized (or derecognized) in the financial statements when it is more likely than not (i.e., a likelihood of more than 50 percent) that the position would be sustained upon examination by tax authorities. A recognized tax position is then measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. See Note 16 - Income Taxes for additional information.
Income tax benefits credited to equity relate to tax benefits associated with amounts that are deductible for income tax purposes but do not affect earnings. These benefits are principally generated from employee exercises of non-qualified stock options and vesting of employee restricted stock awards.
Derivative Instruments and Hedging Activities
We enter into derivative instruments for risk management purposes only, including derivatives designated as hedging instruments as required by FASB ASC Topic 815, Derivatives and Hedging, and those utilized as economic hedges. We use financial and commodities derivatives to manage interest rate, compensation, commodities pricing and foreign currency exchange rate risks inherent in our business operations. Our use of derivative instruments is currently limited to interest rate hedges; equity forwards contracts; commodities futures and options contracts and foreign currency forward contracts. These instruments are generally structured as hedges of the variability of cash flows related to forecasted transactions (cash flow hedges). However, we do at times enter into instruments designated as fair value hedges to reduce our exposure to changes in fair value of the related hedged item. We do not enter into derivative instruments for trading or speculative purposes, where changes in the cash flows or fair value of the derivative are not expected to offset changes in cash flows or fair value of the hedged item. However, we have entered into equity forwards to economically hedge changes in the fair value of employee investments in our non-qualified deferred compensation plan and certain commodity futures contracts to economically hedge changes in the value of certain inventory purchases, for which we have not applied hedge accounting. All derivatives are recognized on the balance sheet at fair value. For those derivative instruments for which we intend to elect hedge accounting, on the date the derivative contract is entered into, we document all relationships between hedging instruments and hedged items, as well as our risk-management objective and strategy for undertaking the various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the consolidated balance sheet or to specific forecasted transactions. We also formally assess, both at the hedge’s inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items.
To the extent our derivatives are effective in offsetting the variability of the hedged cash flows, and otherwise meet the cash flow hedge accounting criteria required by Topic 815 of the FASB ASC, changes in the derivatives’ fair value are not included in current earnings but are included in accumulated other comprehensive income (loss), net of tax. These changes in fair value will be reclassified into earnings at the time of the forecasted transaction. Ineffectiveness measured in the hedging relationship is recorded currently in earnings in the period in which it occurs. To the extent our derivatives are effective in mitigating changes in fair value, and otherwise meet the fair value hedge accounting criteria required by Topic 815 of the FASB ASC, gains and losses in the derivatives’ fair value are included in current earnings, as are the gains and losses of the related hedged item. To the extent the hedge accounting criteria are not met, the derivative contracts are utilized as economic hedges and changes in the fair value of such contracts are recorded currently in earnings in the period in which they occur. Cash flows related to derivatives are included in operating activities. See Note 10 – Derivative Instruments and Hedging Activities for additional information.
Leases
For operating leases, we recognize rent expense on a straight-line basis over the expected lease term, including cancelable option periods where failure to exercise the options would result in an economic penalty to the Company.

Differences between amounts paid and amounts expensed are recorded as deferred rent. Capital leases are recorded as an asset and an obligation at an amount equal to the present value of the minimum lease payments during the lease term. Within the provisions of certain of our leases, there are rent holidays and escalations in payments over the base lease term, as well as renewal periods. The effects of the holidays and escalations have been reflected in rent expense on a straight-line basis over the expected lease term, which includes cancelable option periods where failure to exercise such options would result in an economic penalty to the Company. The lease term commences on the date when we have the right to control the use of the leased property, which is typically before rent payments are due under the terms of the lease. Many of our leases have renewal periods totaling 5 to 20 years, exercisable at our option and require payment of property taxes, insurance and maintenance costs in addition to the rent payments. The consolidated financial statements reflect the same lease term for amortizing leasehold improvements as we use to determine capital versus operating lease classifications and in calculating straight-line rent expense for each restaurant. Percentage rent expense is generally based on sales levels and is accrued at the point in time we determine that it is probable that such sales levels will be achieved. Amortization expense related to capital leases is included in depreciation and amortization expense on our consolidated statements of earnings.
Pre-Opening Expenses
Non-capital expenditures associated with opening new restaurants are expensed as incurred.
Advertising
Production costs of commercials are charged to operations in the fiscal period the advertising is first aired. The costs of programming and other advertising, promotion and marketing programs are charged to operations in the fiscal period incurred. Advertising expense related to continuing operations, included in selling, general and administrative expenses was as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Advertising expense	$357.2	$340.2	$311.9

Stock-Based Compensation
We recognize the cost of employee service received in exchange for awards of equity instruments based on the grant date fair value of those awards. We utilize the Black-Scholes option pricing model to estimate the fair value of stock option awards. We recognize compensation expense on a straight-line basis over the employee service period for awards granted. The dividend yield has been estimated based upon our historical results and expectations for changes in dividend rates. The expected volatility was determined using historical stock prices. The risk-free interest rate was the rate available on zero coupon U.S. government obligations with a term approximating the expected life of each grant. The expected life was estimated based on the exercise history of previous grants, taking into consideration the remaining contractual period for outstanding awards. The weighted-average fair value of non-qualified stock options and the related assumptions used in the Black-Scholes model to record stock-based compensation are as follows:

	Stock Options Granted in Fiscal Year
	2012	2011	2010
Weighted-average fair value	$14.31	$12.88	$10.74
Dividend yield	3.5%	3.0%	2.8%
Expected volatility of stock	39.4%	39.1%	40.6%
Risk-free interest rate	2.1%	2.2%	3.0%
Expected option life (in years)	6.5	6.7	6.6

Net Earnings per Share
Basic net earnings per share are computed by dividing net earnings by the weighted-average number of common shares outstanding for the reporting period. Diluted net earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Outstanding stock options, restricted stock, benefits granted under our Employee Stock Purchase Plan and performance stock units granted by us represent the only dilutive effect reflected in diluted weighted-average shares outstanding. These stock-based compensation instruments do not impact the numerator of the diluted net earnings per share computation.

The following table presents the computation of basic and diluted net earnings per common share:

(in millions, except per share data)	Fiscal Year
	2012	2011	2010
Earnings from continuing operations	$476.5	$478.7	$407.0
Losses from discontinued operations	(1.0)	(2.4)	(2.5)
Net earnings	$475.5	$476.3	$404.5
Average common shares outstanding – Basic	130.1	136.8	139.3
Effect of dilutive stock-based compensation	3.1	3.5	3.1
Average common shares outstanding – Diluted	133.2	140.3	142.4
Basic net earnings per share:
Earnings from continuing operations	$3.66	$3.50	$2.92
Losses from discontinued operations	(0.01)	(0.02)	(0.02)
Net earnings	$3.65	$3.48	$2.90
Diluted net earnings per share:
Earnings from continuing operations	$3.58	$3.41	$2.86
Losses from discontinued operations	(0.01)	(0.02)	(0.02)
Net earnings	$3.57	$3.39	$2.84

Restricted stock and options to purchase shares of our common stock excluded from the calculation of diluted net earnings per share because the effect would have been anti-dilutive, are as follows:

(in millions)	Fiscal Year Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Anti-dilutive restricted stock and options	2.6	1.2	3.3

Comprehensive Income
Comprehensive income includes net earnings and other comprehensive income (loss) items that are excluded from net earnings under U.S. generally accepted accounting principles. Other comprehensive income (loss) items include foreign currency translation adjustments, the effective unrealized portion of changes in the fair value of cash flow hedges, unrealized gains and losses on our marketable securities classified as held for sale and recognition of the funded status and amortization of unrecognized net actuarial gains and losses related to our pension and other postretirement plans. See Note 13 - Stockholders’ Equity for additional information.
Foreign Currency
The Canadian dollar is the functional currency for our Canadian restaurant operations. Assets and liabilities denominated in Canadian dollars are translated into U.S. dollars using the exchange rates in effect at the balance sheet date. Results of operations are translated using the average exchange rates prevailing throughout the period. Translation gains and losses are reported as a separate component of other comprehensive income (loss). Aggregate cumulative translation losses were $1.6 million and $0.4 million at May 27, 2012 and May 29, 2011, respectively. Gains and losses from foreign currency transactions recognized in our consolidated statements of earnings were not significant for fiscal 2012, 2011 or 2010.
Segment Reporting
As of May 27, 2012, we operated the Red Lobster, Olive Garden, LongHorn Steakhouse, The Capital Grille, Bahama Breeze, Seasons 52 and Eddie V's restaurant brands in North America as operating segments. The brands operate principally in the U.S. within the full-service dining industry, providing similar products to similar customers. The brands also possess similar economic characteristics, resulting in similar long-term expected financial performance characteristics. Sales from external customers are derived principally from food and beverage sales. We do not rely on any major customers as a source of sales. We believe we meet the criteria for aggregating our operating segments into a single reporting segment.
Application of New Accounting Standards
In May 2011, the FASB issued Accounting Standards Update (ASU) 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. Many of the amendments in this update change the wording used in the existing guidance to better align U.S. generally accepted accounting principles with International Financial Reporting Standards and to clarify the FASB's intent on various aspects of the fair value guidance. This update also requires increased disclosure of quantitative information about unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. This update is effective for us in our first quarter of fiscal 2013 and will be applied prospectively. Other than requiring additional disclosures, adoption of this new guidance will not have a significant impact on our consolidated financial statements.
In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220), Presentation of Comprehensive Income, which requires companies to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This update eliminates the option to present the components of other comprehensive income as part of the statement of equity. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05, to defer the effective date of the specific requirement to present items that are reclassified out of accumulated other comprehensive income to net income alongside their respective components of net income and other comprehensive income. We adopted all other provisions of this update in our fourth quarter of fiscal 2012, with the addition of our consolidated statements of comprehensive income and other changes to our consolidated financial statements.
In September 2011, the FASB issued ASU 2011-08, Intangibles - Goodwill and Other (Topic 350), Testing Goodwill for Impairment, which permits an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit's fair value is less than its carrying value before applying the two-step goodwill impairment model that is currently in place. If it is determined through the qualitative assessment that a reporting unit's fair value is more likely than not greater than its carrying value, the remaining impairment steps would be unnecessary. The qualitative assessment is optional, allowing companies to go directly to the quantitative assessment. This update is effective for annual and interim goodwill impairment tests performed in fiscal years beginning after December 15, 2011, which will require us to adopt these provisions in fiscal 2013; however, early adoption is permitted. We do not believe adoption of this new guidance will have a significant impact on our consolidated financial statements.
In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities, which requires companies to disclose information about financial instruments that have been offset and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Companies will be required to provide both net (offset amounts) and gross information in the notes to the financial statements for relevant assets and liabilities that are offset. This update is effective for us in our first quarter of fiscal 2014 and will be applied retrospectively. We do not believe adoption of this new guidance will have a significant impact on our consolidated financial statements.

Discontinued Operations	12 Months Ended
May 27, 2012
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
DISCONTINUED OPERATIONS
For fiscal 2012, 2011 and 2010, all gains and losses on disposition, impairment charges and disposal costs related to the closure and disposition of Smokey Bones and Rocky River Grillhouse restaurants and closure of nine Bahama Breeze restaurants in fiscal 2007 and 2008 have been aggregated to a single caption entitled losses from discontinued operations, net of tax benefit in our consolidated statements of earnings and are comprised of the following:

(in millions)	Fiscal Year
	2012	2011	2010
Sales	$—	$—	$—
Losses before income taxes	(1.7)	(3.9)	(4.0)
Income tax benefit	0.7	1.5	1.5
Net losses from discontinued operations	$(1.0)	$(2.4)	$(2.5)

As of May 27, 2012 and May 29, 2011, we had $5.6 million and $7.8 million, respectively, of assets associated with the closed restaurants reported as discontinued operations, which are included in land, buildings and equipment, net on the accompanying consolidated balance sheets.

Receivables, Net	12 Months Ended
May 27, 2012
Receivables [Abstract]
Receivables, Net
RECEIVABLES, NET
Receivables, net are primarily comprised of amounts owed to us from the sale of gift cards in national retail outlets and receivables from national storage and distribution companies with which we contract to provide services that are billed to us on a per-case basis. In connection with these services, certain of our inventory items are conveyed to these storage and distribution companies to transfer ownership and risk of loss prior to delivery of the inventory to our restaurants. We reacquire these items when the inventory is subsequently delivered to our restaurants. These transactions do not impact the consolidated statements of earnings. Receivables from the sale of gift cards in national retail outlets, national storage and distribution companies and our overall allowance for doubtful accounts are as follows:

(in millions)	May 27, 2012	May 29, 2011
Retail outlet gift card sales	$33.4	$25.0
Storage and distribution	6.5	17.4
Allowance for doubtful accounts	(0.3)	(0.3)

Asset Impairment, Net	12 Months Ended
May 27, 2012
Asset Impairment Charges [Abstract]
Asset Impairment, Net
ASSET IMPAIRMENTS
During fiscal 2012, we recognized long-lived asset impairment charges of $0.5 million ($0.3 million net of tax), primarily related to the permanent closure of one Red Lobster, and the write-down of assets held for disposition based on updated valuations. During fiscal 2011, we recognized long-lived asset impairment charges of $4.7 million ($2.9 million net of tax), primarily related to the permanent closure of two Red Lobsters, the write-down of another Red Lobster based on an evaluation of expected cash flows, and the write-down of assets held for disposition based on updated valuations. During fiscal 2010 we recognized long-lived asset impairment charges of $6.2 million ($3.8 million net of tax), primarily related to the write-down of assets held for disposition based on updated valuations, the permanent closure of three Red Lobsters and three LongHorn Steakhouses and the write-down of two LongHorn Steakhouses and one Olive Garden based on an evaluation of expected cash flows. These costs are included in selling, general and administrative expenses as a component of earnings from continuing operations in the accompanying consolidated statements of earnings for fiscal 2012, 2011 and 2010. Impairment charges were measured based on the amount by which the carrying amount of these assets exceeded their fair value. Fair value is generally determined based on appraisals or sales prices of comparable assets and estimates of future cash flows.
The results of operations for all Red Lobster, Olive Garden and LongHorn Steakhouse restaurants permanently closed in fiscal 2012, 2011 and 2010 that would otherwise have met the criteria for discontinued operations reporting are not material to our consolidated financial position, results of operations or cash flows and, therefore, have not been presented as discontinued operations.

Land, Buildings And Equipment, Net	12 Months Ended
May 27, 2012
Property, Plant and Equipment, Net [Abstract]
Land, Buildings And Equipment, Net
LAND, BUILDINGS AND EQUIPMENT, NET
The components of land, buildings and equipment, net, are as follows:

(in millions)	May 27, 2012	May 29, 2011
Land	$854.1	$799.6
Buildings	3,959.7	3,633.1
Equipment	1,701.2	1,511.3
Assets under capital leases	68.1	67.7
Construction in progress	142.5	155.7
Total land, buildings and equipment	$6,725.6	$6,167.4
Less accumulated depreciation and amortization	(2,758.3)	(2,533.0)
Less amortization associated with assets under capital leases	(16.0)	(12.4)
Land, buildings and equipment, net	$3,951.3	$3,622.0

Other Assets	12 Months Ended
May 27, 2012
Other Assets [Abstract]
Other Assets
OTHER ASSETS
The components of other assets are as follows:

(in millions)	May 27, 2012	May 29, 2011
Trust-owned life insurance	$68.9	$67.5
Capitalized software costs, net	20.9	23.8
Liquor licenses	47.3	43.7
Acquired below-market leases, net	16.9	16.7
Loan costs, net	15.3	12.2
Marketable securities	33.0	18.4
Insurance-related	16.7	16.5
Miscellaneous	12.8	10.9
Total other assets	$231.8	$209.7

Short-Term Debt	12 Months Ended
May 27, 2012
Short-term Debt [Abstract]
Short-Term Debt
SHORT-TERM DEBT
As of May 27, 2012, amounts outstanding as short-term debt, which consist of unsecured commercial paper borrowings, bearing an interest rate of 0.32 percent, were $262.7 million. As of May 29, 2011, amounts outstanding as short-term debt, which consist of unsecured commercial paper borrowings, bearing an interest rate of 0.30 percent, were $185.5 million.

Other Current Liabilities	12 Months Ended
May 27, 2012
Liabilities, Current [Abstract]
Other Current Liabilities
OTHER CURRENT LIABILITIES
The components of other current liabilities are as follows:

(in millions)	May 27, 2012	May 29, 2011
Non-qualified deferred compensation plan	$201.4	$200.1
Sales and other taxes	60.6	61.5
Insurance-related	35.2	33.6
Employee benefits	59.7	42.6
Derivative liabilities	45.3	23.2
Accrued interest	15.6	14.0
Miscellaneous	36.6	34.3
Total other current liabilities	$454.4	$409.3

Long-Term Debt	12 Months Ended
May 27, 2012
Long-term Debt, Unclassified [Abstract]
Long-Term Debt
LONG-TERM DEBT
The components of long-term debt are as follows:

(in millions)	May 27, 2012	May 29, 2011
5.625% senior notes due October 2012	$350.0	$350.0
7.125% debentures due February 2016	100.0	100.0
6.200% senior notes due October 2017	500.0	500.0
4.500% senior notes due October 2021	400.0	—
6.000% senior notes due August 2035	150.0	150.0
6.800% senior notes due October 2037	300.0	300.0
ESOP loan with variable rate of interest (0.59% at May 27, 2012) due December 2018	5.9	8.0
Total long-term debt	$1,805.9	$1,408.0
Fair value hedge	3.2	3.7
Less issuance discount	(5.5)	(4.4)
Total long-term debt less issuance discount	$1,803.6	$1,407.3
Less current portion	(349.9)	—
Long-term debt, excluding current portion	$1,453.7	$1,407.3

Until October 3, 2011, we maintained a $750.0 million revolving Credit Agreement dated September 20, 2007 (Prior Revolving Credit Agreement) with Bank of America, N.A. (BOA), as administrative agent, and the lenders and other agents party thereto. The Prior Revolving Credit Agreement was a senior unsecured credit commitment to the Company and contained customary representations, affirmative and negative covenants (including limitations on liens and subsidiary debt and a maximum consolidated lease adjusted total debt to total capitalization ratio of 0.75 to 1.00) and events of default usual for credit facilities of this type. The Prior Revolving Credit Agreement also contained a sub-limit of $150.0 million for the issuance of letters of credit. The Prior Revolving Credit Agreement supported our commercial paper borrowing program and would have matured on September 20, 2012, but was terminated on October 3, 2011 when we entered into the new credit arrangements described below and repaid all amounts that were outstanding under the Prior Revolving Credit Agreement.
On October 3, 2011, we entered into a new $750.0 million revolving Credit Agreement (New Revolving Credit Agreement) with BOA, as administrative agent, and the lenders (New Revolving Credit Lenders) and other agents party thereto. The New Revolving Credit Agreement is a senior unsecured credit commitment to the Company and contains customary representations and affirmative and negative covenants (including limitations on liens and subsidiary debt and a maximum consolidated lease adjusted total debt to total capitalization ratio of 0.75 to 1.00) and events of default customary for credit facilities of this type. As of May 27, 2012, we were in compliance with the covenants under the New Revolving Credit Agreement.
The New Revolving Credit Agreement matures on October 3, 2016, and the proceeds may be used for commercial paper back-up, working capital and capital expenditures, the refinancing of certain indebtedness, certain acquisitions and general corporate purposes. The New Revolving Credit Agreement also contains a sub-limit of $150.0 million for the issuance of letters of credit. The borrowings and letters of credit obtained under the New Revolving Credit Agreement may be denominated in U.S. Dollars, Euro, Sterling, Yen, Canadian Dollars and each other currency approved by the New Revolving Credit Lenders. The Company could elect to increase the commitments under the New Revolving Credit Agreement by up to $250.0 million (to an aggregate amount of up to $1.0 billion), subject to the Company obtaining commitments from new and existing lenders for the additional amounts.
Loans under the New Revolving Credit Agreement bear interest at a rate of LIBOR plus a margin determined by reference to a ratings-based pricing grid (Applicable Margin), or the base rate (which is defined as the higher of the BOA prime rate or the Federal Funds rate plus 0.500 percent) plus the Applicable Margin. Assuming a “BBB” equivalent credit rating level, the Applicable Margin under the New Revolving Credit Agreement will be 1.075 percent for LIBOR loans and 0.075 percent for base rate loans. We may also request that loans under the New Revolving Credit Agreement be made at interest rates offered by one or more of the New Revolving Credit Lenders, which may vary from the LIBOR or base rate, for up to $200.0 million of borrowings. The New Revolving Credit Agreement requires that we pay a facility fee on the total amount of such facility (ranging from 0.125 percent to 0.250 percent, based on our credit ratings).
As of May 27, 2012, we had no outstanding balances under the New Revolving Credit Agreement. As of May 27, 2012, $262.7 million of commercial paper and $70.9 million of letters of credit were outstanding, which were backed by this facility. After consideration of commercial paper and letters of credit backed by the New Revolving Credit Agreement, as of May 27, 2012, we had $416.4 million of credit available under the New Revolving Credit Agreement.
On October 11, 2011, we issued $400.0 million aggregate principal amount of unsecured 4.500 percent senior notes due October 2021 (the New Senior Notes) under a registration statement filed with the SEC on October 6, 2010. Discount and issuance costs, which totaled $5.1 million, are being amortized over the term of the New Senior Notes using the straight-line method, the results of which approximate the effective interest method. Interest on the New Senior Notes is payable semi-annually in arrears on April 15 and October 15 of each year, commencing April 15, 2012. We may redeem the New Senior Notes at any time in whole or from time to time in part, at the principal amount plus a make-whole premium. If we experience a change in control triggering event, unless we have previously exercised our right to redeem the New Senior Notes, we may be required to purchase the New Senior Notes from the holders at a purchase price equal to 101 percent of their principal amount plus accrued and unpaid interest.
The interest rates on our $350.0 million 5.625 percent senior notes due October 2012, $500.0 million 6.200 percent senior notes due October 2017 and $300.0 million 6.800 percent senior notes due October 2037 are subject to adjustment from time to time if the debt rating assigned to such series of notes is downgraded below a certain rating level (or subsequently upgraded). The maximum adjustment is 2.000 percent above the initial interest rate and the interest rate cannot be reduced below the initial interest rate. As of May 27, 2012, no adjustments to these interest rates had been made.
Our $350.0 million of unsecured 5.625 percent senior notes due in October 2012 is included in current liabilities as current portion of long-term debt, which we plan to repay through the issuance of unsecured debt securities in fiscal 2013.
All of our long-term debt currently outstanding is expected to be repaid entirely at maturity with interest being paid semi-annually over the life of the debt. The aggregate maturities of long-term debt for each of the five fiscal years subsequent to May 27, 2012, and thereafter are as follows:

Fiscal Year	Amount
2013	$350.0
2014	—
2015	—
2016	100.0
2017	—
Thereafter	1,355.9
Long-term debt	$1,805.9

Subsequent to our fiscal 2012 year end, on June 18, 2012, we agreed to issue and sell $80.0 million unsecured 3.790 percent senior notes due in August 2019 and $220.0 million unsecured 4.520 percent senior notes due August 2024 (collectively, the “Notes”), pursuant to the provisions of a Note Purchase Agreement among us and the purchasers named therein. The sale and purchase of the Notes will occur at a closing in August 2012. We intend to use the net proceeds from the offering of the Notes for the repayment of existing indebtedness, and for other general corporate purposes. The Notes were offered in a private placement transaction exempt from the SEC registration requirements. The Note Purchase Agreement contains customary representations and affirmative and negative covenants (including limitations on liens and a provision permitting a maximum priority debt of 20 percent of consolidated tangible net worth, as such terms are defined therein). The Note Purchase Agreement also contains events of default customary for agreements of this type (with customary grace periods, as applicable), including nonpayment of principal or interest when due; material incorrectness of representations and warranties when made; breach of covenants; bankruptcy and insolvency; unsatisfied ERISA obligations; unstayed material judgment beyond specified periods; and default under other material indebtedness.

Derivative Instruments And Hedging Activities	12 Months Ended
May 27, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments And Hedging Activities
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
We use financial and commodities derivatives to manage interest rate, equity-based compensation and commodities pricing and foreign currency exchange rate risks inherent in our business operations. By using these instruments, we expose ourselves, from time to time, to credit risk and market risk. Credit risk is the failure of the counterparty to perform under the terms of the derivative contract. When the fair value of a derivative contract is positive, the counterparty owes us, which creates credit risk for us. We minimize this credit risk by entering into transactions with high quality counterparties. We currently do not have any provisions in our agreements with counterparties that would require either party to hold or post collateral in the event that the market value of the related derivative instrument exceeds a certain limit. As such, the maximum amount of loss due to counterparty credit risk we would incur at May 27, 2012, if counterparties to the derivative instruments failed completely to perform, would approximate the values of derivative instruments currently recognized as assets in our consolidated balance sheet. Market risk is the adverse effect on the value of a financial instrument that results from a change in interest rates, commodity prices, or the market price of our common stock. We minimize this market risk by establishing and monitoring parameters that limit the types and degree of market risk that may be undertaken.
The notional values of our derivative contracts designated as hedging instruments and derivative contracts not designated as hedging instruments are as follows:

(in millions)	May 27, 2012	May 29, 2011
Derivative contracts designated as hedging instruments:
Natural gas	$1.1	$3.8
Other commodities	7.6	—
Foreign currency	19.4	20.7
Interest rate locks	—	150.0
Interest rate swaps	550.0	350.0
Equity forwards	21.7	18.0
Derivative contracts not designated as hedging instruments:
Natural gas	$—	$7.7
Other commodities	—	12.7
Equity forwards	50.0	24.0

We periodically enter into natural gas futures, swaps and option contracts (collectively “natural gas contracts") to reduce the risk of variability in cash flows associated with fluctuations in the price of natural gas during the fiscal year. For a certain portion of our natural gas purchases, changes in the price we pay for natural gas is highly correlated with changes in the market price of natural gas. For these natural gas purchases, we designate natural gas contracts as cash flow hedging instruments. For the remaining portion of our natural gas purchases, changes in the price we pay for natural gas are not highly correlated with changes in the market price of natural gas, generally due to the timing of when changes in the market prices are reflected in the price we pay. For these natural gas purchases, we utilize natural gas contracts as economic hedges. Our natural gas contracts currently extend through September 2012.
We periodically enter into other commodity futures and swaps (typically for soybean oil, milk, diesel fuel, gasoline and butter) to reduce the risk of fluctuations in the price we pay for these commodities, which are either used directly in our restaurants (i.e., class III milk contracts for cheese and soybean oil for salad dressing) or are components of the cost we pay for items used in our restaurants (i.e., diesel fuel contracts to mitigate risk related to diesel fuel surcharges charged by our distributors). Our other commodity futures and swap contracts currently extend through May 2013.
We periodically enter into foreign currency forward contracts to reduce the risk of fluctuations in exchange rates specifically related to forecasted transactions or payments made in a foreign currency either for commodities and items used directly in our restaurants or for forecasted payments of services. Our foreign currency forward contracts currently extend through May 2013.
We entered into treasury-lock derivative instruments with $300.0 million of notional value to hedge a portion of the risk of changes in the benchmark interest rate prior to the issuance of the New Senior Notes in the second quarter of fiscal 2012, as changes in the benchmark interest rate would cause variability in our forecasted interest payments. These derivative instruments were designated as cash flow hedges. These instruments were settled at the issuance of the New Senior Notes for a cumulative loss of $53.7 million. Of the cumulative loss, $52.6 million was recorded in accumulated other comprehensive income (loss) and will be reclassified into earnings as an adjustment to interest expense on the New Senior Notes or similar debt as incurred.
We entered into forward-starting interest rate swap agreements with $300.0 million of notional value to hedge a portion of the risk of changes in the benchmark interest rate associated with the expected issuance of long-term debt to refinance our $350.0 million 5.625 percent senior notes due October 2012, as changes in the benchmark interest rate will cause variability in our forecasted interest payments. These derivative instruments are designated as cash flow hedges.
We entered into interest rate swap agreements with $250.0 million of notional value to limit the risk of changes in fair value of a portion of the $350.0 million 5.625 percent senior notes due October 2012 and a portion of the $400.0 million 4.500 percent senior notes due October 2021 attributable to changes in the benchmark interest rate, between inception of the interest rate swap agreements and maturity of the related debt. The swap agreements effectively swap the fixed rate obligations for floating rate obligations, thereby mitigating changes in fair value of the related debt prior to maturity. The swap agreements were designated as fair value hedges of the related debt and met the requirements to be accounted for under the short-cut method, resulting in no ineffectiveness in the hedging relationship. During fiscal 2012, 2011 and 2010, $3.3 million, $3.6 million and $3.4 million, respectively, was recorded as a reduction to interest expense related to the net swap settlements.
We enter into equity forward contracts to hedge the risk of changes in future cash flows associated with the unvested, unrecognized Darden stock units. The equity forward contracts will be settled at the end of the vesting periods of their underlying Darden stock units, which range between four and five years. The contracts were initially designated as cash flow hedges to the extent the Darden stock units are unvested and, therefore, unrecognized as a liability in our financial statements. As of May 27, 2012, we were party to equity forward contracts that were indexed to 1.1 million shares of our common stock, at varying forward rates between $27.57 per share and $45.66 per share, extending through August 2016. The forward contracts can only be net settled in cash. As the Darden stock units vest, we will de-designate that portion of the equity forward contract that no longer qualifies for hedge accounting and changes in fair value associated with that portion of the equity forward contract will be recognized in current earnings. We periodically incur interest on the notional value of the contracts and receive dividends on the underlying shares. These amounts are recognized currently in earnings as they are incurred.
We entered into equity forward contracts to hedge the risk of changes in future cash flows associated with recognized, cash-settled performance stock units and employee-directed investments in Darden stock within the non-qualified deferred compensation plan. The equity forward contracts are indexed to 0.7 million shares of our common stock at forward rates between $23.41 and $50.19 per share, can only be net settled in cash and expire between fiscal 2013 and 2016. We did not elect hedge accounting with the expectation that changes in the fair value of the equity forward contracts would offset changes in the fair value of the performance stock units and Darden stock investments in the non-qualified deferred compensation plan within selling, general and administrative expenses in our consolidated statements of earnings.

The fair value of our derivative contracts designated as hedging instruments and derivative contracts that are not designated as hedging instruments are as follows:

(in millions)	Balance Sheet Location	Derivative Assets		Derivative Liabilities
		May 27, 2012	May 29, 2011	May 27, 2012	May 29, 2011
Derivative contracts designated as hedging instruments
Commodity contracts	(1)	$0.3	$0.1	$(0.4)	$—
Equity forwards	(1)	0.9	0.4	—	—
Interest rate related	(1)	3.2	3.6	(44.9)	(23.2)
Foreign currency forwards	(1)	0.5	0.6	—	—
		$4.9	$4.7	$(45.3)	$(23.2)
Derivative contracts not designated as hedging instruments
Commodity contracts	(1)	$—	$0.6	$—	$—
Equity forwards	(1)	1.9	0.5	—	—
		$1.9	$1.1	$—	$—
Total derivative contracts		$6.8	$5.8	$(45.3)	$(23.2)

(1)	Derivative assets and liabilities are included in receivables, net, prepaid expenses and other current assets, and other current liabilities, as applicable, on our consolidated balance sheets.

The effects of derivative instruments in cash flow hedging relationships on the consolidated statements of earnings are as follows:

(in millions)	Amount of Gain (Loss) Recognized in AOCI (Effective Portion)			Location of Gain (Loss) Reclassified from AOCI to Earnings	Amount of Gain (Loss) Reclassified from AOCI to Earnings (Effective Portion)			Location of Gain (Loss) Recognized in Earnings (Ineffective Portion)	(1) Amount of Gain (Loss) Recognized in Earnings (Ineffective Portion)
	Fiscal Year				Fiscal Year				Fiscal Year
	2012	2011	2010		2012	2011	2010		2012	2011	2010
Commodity	$(2.2)	$(0.2)	$(2.1)	(2)	$(1.7)	$(0.9)	$(3.8)	(2)	$—	$—	$—
Equity	(0.7)	2.6	3.9	(3)	—	—	—	(3)	0.6	0.2	0.3
Interest rate	(75.2)	(12.2)	(7.7)	Interest, net	(2.9)	0.7	0.5	Interest, net	(0.7)	(0.5)	—
Foreign currency	0.9	(0.1)	1.3	(4)	0.8	0.4	1.1	(4)	—	—	—
	$(77.2)	$(9.9)	$(4.6)		$(3.8)	$0.2	$(2.2)		$(0.1)	$(0.3)	$0.3

(1)
Generally, all of our derivative instruments designated as cash flow hedges have some level of ineffectiveness, which is recognized currently in earnings. However, as these amounts are generally nominal and our consolidated financial statements are presented “in millions,” these amounts may appear as zero in this tabular presentation.

(2)
Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is food and beverage costs and restaurant expenses, which are components of cost of sales.

(3)
Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is restaurant labor expenses, which is a component of cost of sales, and selling, general and administrative expenses.

(4)
Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is food and beverage costs, which is a component of cost of sales, and selling, general and administrative expenses.

The effects of derivative instruments in fair value hedging relationships on the consolidated statements of earnings are as follows:

(in millions)	Amount of Gain (Loss) Recognized in Earnings on Derivatives			Location of Gain (Loss) Recognized in Earnings on Derivatives	Hedged Item in Fair Value Hedge Relationship	Amount of Gain (Loss) Recognized in Earnings on Related Hedged Item			Location of Gain (Loss) Recognized in Earnings on Related Hedged Item
	Fiscal Year					Fiscal Year
	2012	2011	2010			2012	2011	2010
Interest rate	$(0.4)	$0.2	$3.4	Interest, net	Debt	$0.4	$(0.2)	$(3.4)	Interest, net

The effects of derivatives not designated as hedging instruments on the consolidated statements of earnings are as follows:

	Location of Gain (Loss) Recognized in Earnings	Amount of Gain (Loss) Recognized in Earnings
		Fiscal Year
(in millions)		2012	2011	2010
Commodity contracts	Cost of sales (1)	$(7.9)	$0.6	$(0.2)
Equity forwards	Cost of sales (2)	2.3	3.3	2.2
Equity forwards	Selling, general and administrative	6.0	3.3	1.3
		$0.4	$7.2	$3.3

(1)	Location of the gain (loss) recognized in earnings is food and beverage costs and restaurant expenses, which are components of cost of sales.

(2)	Location of the gain (loss) recognized in earnings is restaurant labor expenses, which is a component of cost of sales.
Based on the fair value of our derivative instruments designated as cash flow hedges as of May 27, 2012, we expect to reclassify $7.4 million of net losses on derivative instruments from accumulated other comprehensive income (loss) to earnings during the next twelve months based on the timing of our forecasted commodity purchases and maturity of equity forward and interest rate related instruments. However, the amounts ultimately realized in earnings will be dependent on the fair value of the contracts on the settlement dates.

Fair Value Measurements	12 Months Ended
May 27, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS
The fair values of cash equivalents, receivables, net, accounts payable and short-term debt approximate their carrying amounts due to their short duration.
The following tables summarize the fair values of financial instruments measured at fair value on a recurring basis at May 27, 2012 and May 29, 2011:

Items Measured at Fair Value at May 27, 2012
(in millions)		Fair Value of Assets (Liabilities)	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fixed-income securities:
Corporate bonds	(1)	$14.5	$—	$14.5	$—
U.S. Treasury securities	(2)	13.3	13.3	—	—
Mortgage-backed securities	(1)	9.9	—	9.9	—
Derivatives:
Commodities futures, swaps & options	(3)	(0.1)	—	(0.1)	—
Equity forwards	(4)	2.8	—	2.8	—
Interest rate locks & swaps	(5)	(41.7)	—	(41.7)	—
Foreign currency forwards	(6)	0.5	—	0.5	—
Total		$(0.8)	$13.3	$(14.1)	$—

Items Measured at Fair Value at May 29, 2011
(in millions)		Fair Value of Assets (Liabilities)	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fixed-income securities:
Corporate bonds	(1)	$16.6	$—	$16.6	$—
U.S. Treasury securities	(2)	10.6	10.6	—	—
Mortgage-backed securities	(1)	4.9	—	4.9	—
Derivatives:
Commodities futures, swaps & options	(3)	0.7	—	0.7	—
Equity forwards	(4)	0.9	—	0.9	—
Interest rate locks & swaps	(5)	(19.6)	—	(19.6)	—
Foreign currency forwards	(6)	0.6	—	0.6	—
Total		$14.7	$10.6	$4.1	$—

(1)
The fair value of these securities is based on the closing market prices of the investments when applicable, or, alternatively, valuations utilizing market data and other observable inputs, inclusive of the risk of nonperformance.

(2)	The fair value of our U.S. Treasury securities is based on the closing market prices.

(3)	The fair value of our commodities futures, swaps and options is based on closing market prices of the contracts, inclusive of the risk of nonperformance.

(4)	The fair value of our equity forwards is based on the closing market value of Darden stock, inclusive of the risk of nonperformance.

(5)	The fair value of our interest rate lock and swap agreements is based on current and expected market interest rates, inclusive of the risk of nonperformance.

(6)	The fair value of our foreign currency forward contracts is based on the closing forward exchange market prices, inclusive of the risk of nonperformance.

The carrying value and fair value of long-term debt, including the amounts included in current liabilities, as of May 27, 2012, was $1.80 billion and $1.99 billion, respectively. The carrying value and fair value of long-term debt as of May 29, 2011, was $1.41 billion and $1.56 billion, respectively. The fair value of long-term debt is determined based on market prices or, if market prices are not available, the present value of the underlying cash flows discounted at our incremental borrowing rates.

The following table summarizes the fair values of non-financial assets measured at fair value on a non-recurring basis at May 27, 2012:

		Items Measured at Fair Value
(in millions)		Fair Value of Assets	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Long-lived assets held for disposal	(1)	$3.2	$—	$—	$3.2
Long-lived assets held and used	(2)	0.7	—	—	0.7
Total		$3.9	$—	$—	$3.9

(1)
 In accordance with the provisions of ASC Topic 360, Property, Plant and Equipment, during fiscal 2012, long-lived assets held for disposal with a carrying amount of $3.5 million were written down to their fair value of $3.2 million, based on a review of comparable assets, resulting in an impairment charge of $0.3 million, which was included in losses from discontinued operations.

(2)
In accordance with the provisions of ASC Topic 360, Property, Plant and Equipment, during fiscal 2012, long-lived assets held and used with a carrying amount of $1.1 million were written down to their fair value of $0.7 million, based on a review of comparable assets, resulting in an impairment charge of $0.4 million, which was included in earnings from continuing operations.

The following table summarizes the fair values of non-financial assets measured at fair value on a non-recurring basis at May 29, 2011:

		Items Measured at Fair Value
(in millions)		Fair Value of Assets	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Long-lived assets held for disposal	(1)	$4.4	$—	$—	$4.4
Long-lived assets held and used	(2)	0.7	—	—	0.7
Total		$5.1	$—	$—	$5.1

(1)
 In accordance with the provisions of ASC Topic 360, Property, Plant and Equipment, during fiscal 2011, long-lived assets held for disposal with a carrying amount of $7.0 million were written down to their fair value of $4.4 million, based on a review of comparable assets, resulting in an impairment charge of $2.6 million, of which $1.9 million was included in earnings from continuing operations and $0.7 million was included in losses from discontinued operations.

(2)
In accordance with the provisions of ASC Topic 360, Property, Plant and Equipment, during fiscal 2011, long-lived assets held and used with a carrying amount of $2.8 million were written down to their fair value of $0.7 million, based on a review of comparable assets, resulting in an impairment charge of $2.1 million, which was included in earnings from continuing operations.

Financial Instruments	12 Months Ended
May 27, 2012
Fair Value Disclosures [Abstract]
Financial Instruments
FINANCIAL INSTRUMENTS
Marketable securities are carried at fair value and consist of available-for-sale securities related to insurance funding requirements for our workers compensation and general liability claims. The following table summarizes cost and market value for our securities that qualify as available-for-sale as of May 27, 2012:

(in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Market Value
Available-for-sale securities	$37.2	$0.5	$—	$37.7

Earnings include insignificant realized gains and loss from sales of available-for-sale securities. At May 27, 2012, the scheduled maturities of our available-for-sale securities are as follows:

(in millions)	Cost	Market Value
Less than 1 year	$4.7	$4.7
1 to 3 years	22.8	23.2
3 to 5 years	9.7	9.8
Total	$37.2	$37.7

Stockholders' Equity	12 Months Ended
May 27, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity
STOCKHOLDERS’ EQUITY
Treasury Stock
Repurchased common stock is reflected as a reduction of stockholders’ equity. On December 17, 2010, our Board of Directors authorized an additional share repurchase authorization totaling 25.0 million shares in addition to the previous authorization of 162.4 million shares. Share repurchase authorizations and cumulative share repurchases under these authorizations, are as follows:

(in millions)	May 27, 2012
Share repurchase authorizations	187.4
Cumulative shares repurchased	170.9

The total shares and related cost of our common stock we repurchased was as follows:

(in millions)	Fiscal Year
	2012		2011		2010
	Shares	Cost	Shares	Cost	Shares	Cost
Treasury stock repurchases	8.2	$375.1	8.6	$385.5	2.0	$85.1

Stockholders’ Rights Plan
Under our Rights Agreement dated May 16, 2005, each share of our common stock has associated with it one right to purchase one thousandth of a share of our Series A Participating Cumulative Preferred Stock at a purchase price of $120 per share, subject to adjustment under certain circumstances to prevent dilution. The rights are exercisable when, and are not transferable apart from our common stock until, a person or group has acquired 15 percent or more, or makes a tender offer for 15 percent or more, of our common stock. If the specified percentage of our common stock is then acquired, each right will entitle the holder (other than the acquiring company) to receive, upon exercise, common stock of either us or the acquiring company having a value equal to two times the exercise price of the right. The rights are redeemable by our Board of Directors under certain circumstances and expire on May 25, 2015.
Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income (loss), net of tax, are as follows:

(in millions)	Foreign Currency Translation Adjustment	Unrealized Gains (Losses) on Marketable Securities	Unrealized Gains (Losses) on Derivatives	Benefit Plan Funding Position	Accumulated Other Comprehensive Income
Balances at May 30, 2010	$(2.2)	$0.3	$1.1	$(70.3)	$(71.1)
Gain (loss)	1.8	0.2	(5.1)	10.7	7.6
Reclassification realized in net earnings	—	—	(0.1)	3.8	3.7
Balances at May 29, 2011	$(0.4)	$0.5	$(4.1)	$(55.8)	$(59.8)
Gain (loss)	(1.2)	(0.1)	(47.9)	(45.6)	(94.8)
Reclassification realized in net earnings	—	—	2.3	5.7	8.0
Balances at May 27, 2012	$(1.6)	$0.4	$(49.7)	$(95.7)	$(146.6)

Leases	12 Months Ended
May 27, 2012
Leases [Abstract]
Leases
LEASES
An analysis of rent expense incurred related to restaurants in continuing operations is as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Restaurant minimum rent	$130.9	$120.6	$111.7
Restaurant percentage rent	5.6	5.3	5.1
Restaurant rent averaging expense	12.9	11.1	10.0
Transportation equipment	3.5	3.2	3.3
Office equipment	0.6	0.4	0.8
Office space	1.0	0.9	4.5
Warehouse space	0.6	0.5	0.5
Total rent expense	$155.1	$142.0	$135.9

The annual future lease commitments under capital lease obligations and noncancelable operating leases, including those related to restaurants reported as discontinued operations, for each of the five fiscal years subsequent to May 27, 2012 and thereafter is as follows:

(in millions)
Fiscal Year	Capital	Operating
2013	$5.2	$151.5
2014	5.4	142.0
2015	5.5	130.0
2016	5.6	114.5
2017	5.8	96.3
Thereafter	67.2	302.5
Total future lease commitments	$94.7	$936.8
Less imputed interest (at 6.5%)	(38.7)
Present value of future lease commitments	$56.0
Less current maturities	(1.6)
Obligations under capital leases, net of current maturities	$54.4

Interest, Net	12 Months Ended
May 27, 2012
Interest Income (Expense), Net [Abstract]
Interest, Net
INTEREST, NET
The components of interest, net are as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Interest expense	$102.7	$93.7	$95.7
Imputed interest on capital leases	3.7	3.8	3.9
Capitalized interest	(3.9)	(3.0)	(4.4)
Interest income	(0.9)	(0.9)	(1.3)
Interest, net	$101.6	$93.6	$93.9

Capitalized interest was computed using our average borrowing rate. Interest paid, net of amounts capitalized was as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Interest paid, net of amounts capitalized	$94.8	$98.3	$95.3

Income Taxes	12 Months Ended
May 27, 2012
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
Total income tax expense was allocated as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Earnings from continuing operations	$161.5	$168.9	$136.6
Losses from discontinued operations	(0.7)	(1.5)	(1.5)
Total consolidated income tax expense	$160.8	$167.4	$135.1

The components of earnings before income taxes from continuing operations and the provision for income taxes thereon are as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Earnings from continuing operations before income taxes:
U.S.	$621.4	$631.4	$534.5
Canada	16.6	16.2	9.1
Earnings from continuing operations before income taxes	$638.0	$647.6	$543.6
Income taxes:
Current:
Federal	$97.0	$121.9	$126.5
State and local	26.0	17.5	28.7
Canada	2.4	0.1	0.1
Total current	$125.4	$139.5	$155.3
Deferred (principally U.S.):
Federal	37.6	28.3	(10.6)
State and local	(1.5)	1.1	(8.1)
Total deferred	$36.1	$29.4	$(18.7)
Total income taxes	$161.5	$168.9	$136.6

Income taxes paid were as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Income taxes paid	$123.5	$126.4	$94.8

The following table is a reconciliation of the U.S. statutory income tax rate to the effective income tax rate from continuing operations included in the accompanying consolidated statements of earnings:

	Fiscal Year
	2012	2011	2010
U.S. statutory rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal tax benefits	2.5	1.8	2.5
Benefit of federal income tax credits	(11.1)	(8.3)	(8.7)
Other, net	(1.1)	(2.4)	(3.7)
Effective income tax rate	25.3%	26.1%	25.1%

As of May 27, 2012, we had estimated current prepaid federal and state income taxes of $4.1 million and $8.1 million, respectively. These amounts are included in our accompanying consolidated balance sheets as prepaid income taxes.
As of May 27, 2012, we had gross unrecognized tax benefits of $15.7 million, which represents the aggregate tax effect of the differences between tax return positions and benefits recognized in our consolidated financial statements, all of which would favorably affect the effective tax rate if resolved in our favor. A reconciliation of the beginning and ending amount of unrecognized tax benefits follows:

(in millions)
Balances at May 29, 2011	$21.9
Additions to tax positions recorded during the current year	2.7
Reductions to tax positions due to settlements with taxing authorities	(2.2)
Reductions to tax positions due to statute expiration	(6.7)
Balances at May 27, 2012	$15.7

We recognize accrued interest related to unrecognized tax benefits in interest expense. Penalties, when incurred, are recognized in selling, general and administrative expense. Interest expense associated with unrecognized tax benefits, excluding the release of accrued interest related to prior year matters due to settlement or the lapse of the statute of limitations was as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Interest expense on unrecognized tax benefits	$0.4	$1.6	$2.5

At May 27, 2012, we had $1.7 million accrued for the payment of interest associated with unrecognized tax benefits.
For U.S. federal income tax purposes, we participate in the Internal Revenue Service’s (IRS) Compliance Assurance Process whereby our U.S. federal income tax returns are reviewed by the IRS both prior to and after their filing. The U.S. federal income tax returns that we filed through the fiscal year ended May 30, 2010 have been audited by the IRS. In the first quarter of fiscal 2012, the IRS completed the audit of our tax returns for the fiscal year ended May 30, 2010 with no material adjustments. The Company’s tax returns for the fiscal year ended May 29, 2011 are under audit, and are expected to be completed by the second quarter of fiscal 2013. The IRS commenced examination of our U.S. federal income tax returns for May 27, 2012 in the first quarter of fiscal 2012. The examination is anticipated to be completed by the first quarter of fiscal 2014. Income tax returns are subject to audit by state and local governments, generally years after the returns are filed. These returns could be subject to material adjustments or differing interpretations of the tax laws. The major jurisdictions in which the Company files income tax returns include the U.S. federal jurisdiction, Canada, and most states in the U.S. that have an income tax. With a few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years before fiscal 2011, and state and local, or non-U.S. income tax examinations by tax authorities for years before fiscal 2002.
Included in the balance of unrecognized tax benefits at May 27, 2012 is $1.0 million related to tax positions for which it is reasonably possible that the total amounts could change during the next twelve months based on the outcome of examinations. The $1.0 million relates to items that would impact our effective income tax rate.
The tax effects of temporary differences that give rise to deferred tax assets and liabilities are as follows:

(in millions)	May 27, 2012	May 29, 2011
Accrued liabilities	$65.9	$46.2
Compensation and employee benefits	221.2	193.6
Deferred rent and interest income	61.3	55.1
Other	23.4	15.9
Gross deferred tax assets	$371.8	$310.8
Trademarks and other acquisition related intangibles	(175.3)	(178.0)
Buildings and equipment	(363.3)	(314.3)
Capitalized software and other assets	(15.1)	(12.0)
Other	(6.5)	(6.3)
Gross deferred tax liabilities	$(560.2)	$(510.6)
Net deferred tax liabilities	$(188.4)	$(199.8)

A valuation allowance for deferred tax assets is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized. Realization is dependent upon the generation of future taxable income or the reversal of deferred tax liabilities during the periods in which those temporary differences become deductible. We consider the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Retirement Plans	12 Months Ended
May 27, 2012
Compensation and Retirement Disclosure [Abstract]
Retirement Plans
RETIREMENT PLANS
Defined Benefit Plans and Postretirement Benefit Plan
Substantially all of our employees are eligible to participate in a retirement plan. We sponsor non-contributory defined benefit pension plans, which have been frozen, for a group of salaried employees in the United States, in which benefits are based on various formulas that include years of service and compensation factors; and for a group of hourly employees in the United States, in which a fixed level of benefits is provided. Pension plan assets are primarily invested in U.S., International, and private equities, as well as long duration bonds and real estate investments. Our policy is to fund, at a minimum, the amount necessary on an actuarial basis to provide for benefits in accordance with the requirements of the Employee Retirement Income Security Act of 1974, as amended and the Internal Revenue Code (IRC), as amended by the Pension Protection Act of 2006. We also sponsor a contributory postretirement benefit plan that provides health care benefits to our salaried retirees. Fundings related to the defined benefit pension plans and postretirement benefit plans, which are funded on a pay-as-you-go basis, were as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Defined benefit pension plans funding	$22.2	$12.9	$0.4
Postretirement benefit plan funding	0.5	0.3	0.6

We expect to contribute approximately $17.5 million to $19.5 million to our defined benefit pension plans and approximately $1.0 million to our postretirement benefit plan during fiscal 2013.
We are required to recognize the over or under-funded status of the plans as an asset or liability as measured by the difference between the fair value of the plan assets and the benefit obligation and any unrecognized prior service costs and actuarial gains and losses as a component of accumulated other comprehensive income (loss), net of tax.
The following provides a reconciliation of the changes in the plan benefit obligation, fair value of plan assets and the funded status of the plans as of May 27, 2012 and May 29, 2011:

(in millions)	Defined Benefit Plans		Postretirement Benefit Plan
	2012	2011	2012	2011
Change in Benefit Obligation:
Benefit obligation at beginning of period	$215.8	$200.2	$27.0	$38.9
Service cost	5.1	5.9	0.8	0.9
Interest cost	9.6	9.5	1.5	2.3
Plan amendments	—	—	—	—
Participant contributions	—	—	0.3	0.4
Benefits paid	(9.8)	(8.9)	(0.8)	(0.7)
Actuarial loss (gain)	53.7	9.1	0.8	(14.8)
Benefit obligation at end of period	$274.4	$215.8	$29.6	$27.0

Change in Plan Assets:
Fair value at beginning of period	$187.4	$154.6	$—	$—
Actual return on plan assets	3.7	28.8	—	—
Employer contributions	22.2	12.9	0.5	0.3
Participant contributions	—	—	0.3	0.4
Benefits paid	(9.8)	(8.9)	(0.8)	(0.7)
Fair value at end of period	$203.5	$187.4	$—	$—

Reconciliation of the Plans’ Funded Status:
Unfunded status at end of period	$(70.9)	$(28.4)	$(29.6)	$(27.0)

The following is a detail of the balance sheet components of each of our plans and a reconciliation of the amounts included in accumulated other comprehensive income (loss):

(in millions)	Defined Benefit Plans		Postretirement Benefit Plan
	May 27, 2012	May 29, 2011	May 27, 2012	May 29, 2011
Components of the Consolidated Balance Sheets:
Current liabilities	$—	$0.4	$—	$0.7
Non-current liabilities	70.9	28.0	29.6	26.3
Net amounts recognized	$70.9	$28.4	$29.6	$27.0
Amounts Recognized in Accumulated Other Comprehensive Income (Loss), net of tax:
Prior service (cost) credit	$(0.2)	$(0.3)	$0.1	$0.1
Net actuarial loss	(87.4)	(50.5)	(1.9)	(1.3)
Net amounts recognized	$(87.6)	$(50.8)	$(1.8)	$(1.2)

The following is a summary of our accumulated and projected benefit obligations:

(in millions)	May 27, 2012	May 29, 2011
Accumulated benefit obligation for all pension plans	$265.0	$211.8
Pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	265.0	211.8
Fair value of plan assets	203.5	187.4
Projected benefit obligations for all plans with projected benefit obligations in excess of plan assets	274.4	215.8

The following table presents the weighted-average assumptions used to determine benefit obligations and net expense:

	Defined Benefit Plans		Postretirement Benefit Plan
	2012	2011	2012	2011
Weighted-average assumptions used to determine benefit obligations at May 27 and May 29 (1)
Discount rate	4.35%	5.37%	4.52%	5.46%
Rate of future compensation increases	4.22%	3.75%	N/A	N/A
Weighted-average assumptions used to determine net expense for fiscal years ended May 27 and May 29 (2)
Discount rate	5.37%	5.89%	5.46%	5.98%
Expected long-term rate of return on plan assets	9.00%	9.00%	N/A	N/A
Rate of future compensation increases	3.75%	3.75%	N/A	N/A
(1)  Determined as of the end of fiscal year.
(2)  Determined as of the beginning of fiscal year.
We set the discount rate assumption annually for each of the plans at their valuation dates to reflect the yield of high-quality fixed-income debt instruments, with lives that approximate the maturity of the plan benefits. The expected long-term rate of return on plan assets and health care cost trend rates are based upon several factors, including our historical assumptions compared with actual results, an analysis of current market conditions, asset fund allocations and the views of leading financial advisers and economists.
For fiscal 2012, 2011 and 2010, we have used an expected long-term rate of return on plan assets for our defined benefit plan of 9.0 percent. In developing our expected rate of return assumption, we have evaluated the actual historical performance and long-term return projections of the plan assets, which give consideration to the asset mix and the anticipated timing of the pension plan outflows. We employ a total return investment approach whereby a mix of equity and fixed income investments are used to maximize the long-term return of plan assets for what we consider a prudent level of risk. Our historical 10-year, 15-year and 20-year rates of return on plan assets, calculated using the geometric method average of returns, are approximately 7.8 percent, 8.0 percent and 9.4 percent, respectively, as of May 27, 2012. Our Benefit Plans Committee sets the investment policy for the Defined Benefit Plans and oversees the investment allocation, which includes setting long-term strategic targets. Our overall investment strategy is to achieve appropriate diversification through a mix of equity investments, which may include U.S., International, and private equities, as well as long duration bonds and real estate investments. Our target asset fund allocation is 40 percent U.S. equities, 35 percent high-quality, long-duration fixed-income securities, 20 percent international equities, 5 percent real estate securities. The investment policy establishes a re-balancing band around the established targets within which the asset class weight is allowed to vary. Equity securities, international equities and fixed-income securities include investments in various industry sectors. Investments in real estate securities follow different strategies designed to maximize returns, allow for diversification and provide a hedge against inflation. Our current positioning is neutral on investment style between value and growth companies and large and small cap companies. We monitor our actual asset fund allocation to ensure that it approximates our target allocation and believe that our long-term asset fund allocation will continue to approximate our target allocation. Investments held in the U.S. commingled fund, an international commingled fund, U.S. government fixed income securities and an emerging markets commingled fund represented approximately 39.6 percent, 13.2 percent, 10.5 percent and 5.5 percent, respectively, of total plan assets and represents the only significant concentrations of risk related to a single entity, sector, country, commodity or investment fund. No other single sector concentration of assets exceeded 5.0 percent of total plan assets, which is consistent with the overall investment strategy to achieve appropriate diversification.
The discount rate and expected return on plan assets assumptions have a significant effect on amounts reported for defined benefit pension plans. A quarter percentage point change in the defined benefit plans’ discount rate and the expected long-term rate of return on plan assets would increase or decrease earnings before income taxes by $0.7 million and $0.5 million, respectively.
The assumed health care cost trend rate increase in the per-capita charges for postretirement benefits was 7.7 percent for fiscal 2013. The rate gradually decreases to 5.0 percent through fiscal 2022 and remains at that level thereafter.
The assumed health care cost trend rate has a significant effect on amounts reported for retiree health care plans. A one percentage point increase or decrease in the assumed health care cost trend rate would affect the service and interest cost components of net periodic postretirement benefit cost by $0.5 million and $0.4 million, respectively, and would increase or decrease the accumulated postretirement benefit obligation by $6.5 million and $5.1 million, respectively.
Components of net periodic benefit cost included in continuing operations are as follows:

(in millions)	Defined Benefit Plans			Postretirement Benefit Plan
	2012	2011	2010	2012	2011	2010
Service cost	$5.1	$5.9	$4.9	$0.8	$0.9	$0.6
Interest cost	9.6	9.5	10.0	1.5	2.3	1.9
Expected return on plan assets	(17.8)	(16.6)	(16.4)	—	—	—
Amortization of unrecognized prior service cost	0.1	0.1	0.1	(0.1)	—	—
Recognized net actuarial loss	8.2	4.5	0.3	—	1.3	0.6
Net pension and postretirement cost (benefit)	$5.2	$3.4	$(1.1)	$2.2	$4.5	$3.1

The amortization of the net actuarial loss component of our fiscal 2013 net periodic benefit cost for the defined benefit plans and postretirement benefit plan is expected to be approximately $8.8 million and $0.0 million, respectively.

The fair values of the defined benefit pension plans assets at their measurement dates of May 27, 2012 and May 29, 2011, are as follows:

		Items Measured at Fair Value at May 27, 2012
(in millions)		Fair Value of Assets (Liabilities)	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity:
U.S. Commingled Funds	(1)	$80.5	$—	$80.5	$—
International Commingled Funds	(2)	26.8	—	26.8	—
Emerging Market Commingled Funds	(3)	11.3	—	11.3	—
Real Estate Commingled Funds	(4)	10.0	—	10.0	—
Fixed-Income:
U.S. Treasuries	(5)	20.0	20.0	—	—
U.S. Corporate Securities	(5)	37.7	—	37.7	—
International Securities	(5)	2.7	—	2.7	—
Public Sector Utility Securities	(5)	10.4	—	10.4	—
Cash & Accruals		4.1	4.1	—	—
Total		$203.5	$24.1	$179.4	$—

(1)
U.S. commingled funds are comprised of investments in funds that purchase publicly traded U.S. common stock for total return purposes. Investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.

(2)
International commingled funds are comprised of investments in funds that purchase publicly traded non-U.S. common stock for total return purposes. Investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.

(3)
Emerging market commingled funds and developed market securities are comprised of investments in funds that purchase publicly traded common stock of non-U.S. companies for total return purposes. Funds are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.

(4)
Real estate commingled funds are comprised of investments in funds that purchase publicly traded common stock of real estate securities for purposes of total return. These investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.

(5)
Fixed income securities are comprised of investments in government and corporate debt securities. These securities are valued by the trustee at closing prices from national exchanges or pricing vendors on the valuation date.

		Items Measured at Fair Value at May 29, 2011
(in millions)		Fair Value of Assets (Liabilities)	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity:
U.S. & International	(1)	$37.9	$37.9	$—	$—
U.S. Mutual & Commingled Funds	(2)	22.1	1.6	20.5	—
Developed Market Equity Funds	(3)	19.7	11.7	8.0	—
Emerging Market Equity Funds	(3)	6.9	—	6.9	—
Private Equity Partnerships	(4)	25.6	—	—	25.6
Private Equity Securities	(5)	—	—	—	—
Fixed-Income:
Fixed-income Securities	(6)	43.2	38.3	4.9	—
Energy & Real Estate Public Sector	(7)	9.1	—	4.8	4.3
Real Asset Commingled Funds	(8)	4.0	—	4.0	—
Real Asset Private Funds	(9)	10.8	—	—	10.8
Cash & Accruals		8.1	8.1	—	—
Total		$187.4	$97.6	$49.1	$40.7

(1)
U.S. equity securities and international equity securities are comprised of investments in common stock of U.S. and non-U.S. companies for total return purposes. These investments are valued by the trustee at closing prices from national exchanges on the valuation date.

(2)
U.S. mutual and commingled funds are comprised of investments in funds that purchase publicly traded U.S. common stock for total return purposes. Investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments.

(3)
Emerging market equity funds and developed market securities are comprised of investments in funds that purchase publicly traded common stock of non-U.S. companies for total return purposes. Funds are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments.

(4)
Private equity partnerships are comprised of investments in limited partnerships that invest in private companies for total return purposes. The investments are valued at fair value which is generally based on the net asset value or capital balance as reported by the partnerships subject to the review and approval of the investment managers and their consultants. As there is not a liquid market for some of these investments, realization of the estimated fair value of such investments is dependent upon transactions between willing sellers and buyers.

(5)
Private equity securities are comprised of investments in publicly traded common stock that were received as a distribution from a private equity partnership as well as equity investments in private companies for total return purposes. Stocks received from private equity distributions are valued by the trustee at closing prices from national exchanges on the valuation date. Investments in private companies are valued by management based upon information provided by the respective third-party investment manager who considers factors such as the cost of the investment, most recent round of financing, and expected future cash flows

(6)
Fixed income securities are comprised of investments in government and corporate debt securities. These securities are valued by the trustee at closing prices from national exchanges or pricing vendors on the valuation date. Unlisted investments are valued at prices quoted by various national markets, fixed income pricing models and/or independent financial analysts.

(7)
Energy and real estate securities are comprised of investments in publicly traded common stock of energy companies and real estate investment trusts for purposes of total return. These securities are valued by the trustee at closing prices from national exchanges on the valuation date. Unlisted investments are valued at prices quoted by various national markets and publications and/or independent financial analysts.

(8)
Real asset commingled funds are comprised of investments in funds that purchase publicly traded common stock of energy companies or real estate investment trusts for purposes of total return. These investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments.

(9)
Real asset private funds are comprised of interests in limited partnerships that invest in private companies in the energy industry and private real estate properties for purposes of total return. These interests are valued at fair value which is generally based on the net asset value or capital balance as reported by the partnerships subject to the review and approval of the investment managers and their consultants. As there is not a liquid market for some of these investments, realization of the estimated fair value of such investments is dependent upon transactions between willing sellers and buyers.

The following table presents the changes in Level 3 investments for the defined benefit pension plans at May 27, 2012:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(in millions)	Private Equity Partnerships	Private Equity Securities	Energy & Real Estate Public Sector	Real Asset Private Funds	Total
Beginning balance at May 29, 2011	$25.6	$—	$4.3	$10.8	$40.7
Actual return on plan assets:
Relating to assets still held at the reporting date	—	—	—	—	—
Relating to assets sold during the period	0.3	—	—	—	0.3
Purchases, sales and settlements	(25.9)	—	(4.3)	(10.8)	(41.0)
Transfers in and/or out of Level 3	—	—	—	—	—
Ending balance at May 27, 2012	$—	$—	$—	$—	$—
The following table presents the changes in Level 3 investments for the defined benefit pension plans at May 29, 2011:
	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(in millions)	Private Equity Partnerships	Private Equity Securities	Energy & Real Estate Public Sector	Real Asset Private Funds	Total
Beginning balance at May 30, 2010	$22.9	$0.1	$4.2	$9.2	$36.4
Actual return on plan assets:
Relating to assets still held at the reporting date	2.8	(0.1)	0.1	0.3	3.1
Relating to assets sold during the period	2.0	—	—	0.6	2.6
Purchases, sales, and settlements	(2.1)	—	—	0.7	(1.4)
Transfers in and/or out of Level 3	—	—	—	—	—
Ending balance at May 29, 2011	$25.6	$—	$4.3	$10.8	$40.7

The following benefit payments are expected to be paid between fiscal 2013 and fiscal 2022:

(in millions)	Defined Benefit Plans	Postretirement Benefit Plan
2013	$10.0	$0.7
2014	10.4	0.7
2015	10.9	0.8
2016	11.5	0.9
2017	12.4	0.9
2018-2022	74.6	6.0

Postemployment Severance Plan
We accrue for postemployment severance costs in our consolidated financial statements and recognize actuarial gains and losses related to our postemployment severance accrual as a component of accumulated other comprehensive income (loss). As of May 27, 2012 and May 29, 2011, $4.8 million and $2.8 million, respectively, of unrecognized actuarial losses related to our postemployment severance plan were included in accumulated other comprehensive income (loss) on a net of tax basis.

Defined Contribution Plan
We have a defined contribution (401(k)) plan covering most employees age 21 and older. We match contributions for participants with at least one year of service up to 6 percent of compensation, based on our performance. The match ranges from a minimum of $0.25 to $1.20 for each dollar contributed by the participant. The plan had net assets of $664.9 million at May 27, 2012 and $658.9 million at May 29, 2011. Expense recognized in fiscal 2012, 2011 and 2010 was $0.9 million, $0.7 million and $1.2 million, respectively. Employees classified as “highly compensated” under the IRC are not eligible to participate in this plan. Instead, highly compensated employees are eligible to participate in a separate non-qualified deferred compensation (FlexComp) plan. This plan allows eligible employees to defer the payment of part of their annual salary and all or part of their annual bonus and provides for awards that approximate the matching contributions and other amounts that participants would have received had they been eligible to participate in our defined contribution and defined benefit plans. Amounts payable to highly compensated employees under the FlexComp plan totaled $201.4 million and $200.1 million at May 27, 2012 and May 29, 2011, respectively. These amounts are included in other current liabilities.
The defined contribution plan includes an Employee Stock Ownership Plan (ESOP). This ESOP originally borrowed $50.0 million from third parties, with guarantees by us, and borrowed $25.0 million from us at a variable interest rate. The $50.0 million third party loan was refinanced in 1997 by a commercial bank loan to us and a corresponding loan from us to the ESOP. Compensation expense is recognized as contributions are accrued. Fluctuations in our stock price impact the amount of expense to be recognized. Contributions to the plan, plus the dividends accumulated on unallocated shares held by the ESOP, are used to pay principal, interest and expenses of the plan. As loan payments are made, common stock is allocated to ESOP participants. In each of the fiscal years 2012, 2011 and 2010, the ESOP incurred interest expense of $0.0 million, $0.1 million and $0.1 million, respectively, and used dividends received of $1.9 million, $1.4 million and $1.6 million, respectively, and contributions received from us of $0.5 million, $0.1 million and $0.2 million, respectively, to pay principal and interest on our debt.
ESOP shares are included in weighted-average common shares outstanding for purposes of calculating net earnings per share. At May 27, 2012, the ESOP’s debt to us had a balance of $5.9 million with a variable rate of interest of 0.59 percent and is due to be repaid no later than December 2014. The number of our common shares held in the ESOP at May 27, 2012 approximated 4.9 million shares, representing 3.7 million allocated shares and 1.2 million suspense shares.
At the end of fiscal 2005, the ESOP borrowed $1.6 million from us at a variable interest rate and acquired an additional 0.05 million shares of our common stock, which were held in suspense within the ESOP at May 29, 2005. The loan, which had a variable interest rate of 0.59 percent at May 27, 2012, is due to be repaid no later than December 2018. The shares acquired under this loan are accounted for in accordance with FASB ASC Subtopic 718-40, Employee Stock Ownership Plans. Fluctuations in our stock price are recognized as adjustments to common stock and surplus when the shares are committed to be released. These ESOP shares are not considered outstanding until they are committed to be released and, therefore, have been excluded for purposes of calculating basic and diluted net earnings per share at May 27, 2012. The fair value of these shares at May 27, 2012 was $2.1 million.

Stock-Based Compensation	12 Months Ended
May 27, 2012
Share-based Compensation [Abstract]
Stock-Based Compensation
STOCK-BASED COMPENSATION
We maintain two active stock option and stock grant plans under which new awards may still be issued, known as the Darden Restaurants, Inc. 2002 Stock Incentive Plan (2002 Plan) and the RARE Hospitality International, Inc. Amended and Restated 2002 Long-Term Incentive Plan (RARE Plan). We also have four other stock option and stock grant plans under which we no longer can grant new awards, although awards outstanding under the plans may still vest and be exercised in accordance with their terms: the Stock Plan for Directors (Director Stock Plan); the Director Compensation Plan; the Stock Option and Long-Term Incentive Plan of 1995 (1995 Plan) and the Restaurant Management and Employee Stock Plan of 2000 (2000 Plan). All of the plans are administered by the Compensation Committee of the Board of Directors. The 2002 Plan provides for the issuance of up to 18.3 million common shares in connection with the granting of non-qualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units (RSUs), stock awards and other stock-based awards including performance stock units and Darden stock units to key employees and non-employee directors. The RARE Plan provides for the issuance of up to 3.9 million common shares in connection with the granting of non-qualified stock options, incentive stock options and restricted stock to employees. Awards under the RARE Plan are only permitted to be granted to employees who were employed by RARE as of the date of acquisition and continued their employment with the Company. The Director Stock Plan provided for the issuance of up to 0.375 million common shares out of our treasury in connection with the granting of non-qualified stock options, restricted stock and RSUs to non-employee directors. No new awards could be granted under the Director Stock Plan after September 30, 2000. The Director Compensation Plan provided for the issuance of 0.1 million common shares out of our treasury to non-employee directors of the Board. No new awards may be granted under the Director Compensation Plan after September 30, 2005. The 1995 Plan provided for the issuance of up to 33.3 million common shares in connection with the granting of non-qualified stock options, restricted stock or RSUs to key employees. The 2000 Plan provided for the issuance of up to 5.4 million shares of common stock out of our treasury as non-qualified stock options, restricted stock or RSUs. Under all of these plans, stock options are granted at a price equal to the fair value of the shares at the date of grant for terms not exceeding ten years and have various vesting periods at the discretion of the Compensation Committee. Outstanding options generally vest over one to four years. Restricted stock and RSUs granted under the 1995 Plan, the 2000 Plan and the 2002 Plan generally vest over periods ranging from three to five years and no sooner than one year from the date of grant. Performance Stock Units granted under the 2002 Plan generally vest over a three-year period, and vested amounts may range from 0.0 to 150.0 percent of targeted amounts depending on the achievement of certain sales and diluted net earnings per share performance measures. Darden stock units granted under the 2002 Plan generally vest over a five-year period, with no performance vesting feature.
On December 15, 2005, the Board of Directors approved the Director Compensation Program, effective as of October 1, 2005, for Non-Employee Directors. The Director Compensation Program provides for payments to non-employee directors of: (a) an annual retainer and meeting fees for special Board meetings and committee meetings; (b) an additional annual retainer for the Lead Director and committee chairs; and (c) an annual award of common stock with a fair value of $0.1 million on the date of grant upon election or re-election to the Board. Directors may elect to have their cash compensation paid in any combination of current or deferred cash, common stock or salary replacement options. Deferred cash compensation may be invested on a tax-deferred basis in the same manner as deferrals under our non-qualified deferred compensation plan. Prior to the date of grant, directors may elect to have their annual stock award paid in the form of common stock or cash, or a combination thereof, or deferred. To the extent directors elect to receive cash or cash settled awards, the value of the awards are carried as a liability on our consolidated balance sheet at fair value until such time as it is settled. All stock options and other stock or stock-based awards that are part of the compensation paid or deferred pursuant to the Director Compensation Program are awarded under the 2002 Plan.
Stock-based compensation expense included in continuing operations was as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Stock options	$19.0	$20.7	$20.2
Restricted stock/restricted stock units	4.3	9.9	10.2
Darden stock units	17.1	17.1	13.1
Performance stock units	12.6	15.6	6.8
Employee stock purchase plan	1.8	1.9	1.8
Director compensation program/other	1.3	1.4	1.4
	$56.1	$66.6	$53.5

The following table presents a summary of our stock option activity as of and for the year ended May 27, 2012:

	Options (in millions)	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life (Yrs)	Aggregate Intrinsic Value (in millions)
Outstanding beginning of period	13.0	$32.77	5.53	$235.6
Options granted	1.6	51.06
Options exercised	(2.2)	28.12
Options canceled	(0.1)	35.71
Outstanding end of period	12.3	$36.05	5.58	209.3
Exercisable	7.2	$32.28	3.90	$150.0

The total intrinsic value of options exercised during fiscal 2012, 2011 and 2010 was $49.7 million, $49.9 million and $59.1 million, respectively. Cash received from option exercises during fiscal 2012, 2011 and 2010 was $62.9 million, $55.7 million and $59.3 million, respectively. Stock options have a maximum contractual period of ten years from the date of grant. We settle employee stock option exercises with authorized but unissued shares of Darden common stock or treasury shares we have acquired through our ongoing share repurchase program.
As of May 27, 2012, there was $33.4 million of unrecognized compensation cost related to unvested stock options granted under our stock plans. This cost is expected to be recognized over a weighted-average period of 2.5 years. The total fair value of stock options that vested during fiscal 2012 was $21.1 million.
Restricted stock and RSUs are granted at a value equal to the market price of our common stock on the date of grant. Restrictions lapse with regard to restricted stock, and RSUs are settled in shares, at the end of their vesting periods, which is generally four years.
The following table presents a summary of our restricted stock and RSU activity as of and for the fiscal year ended May 27, 2012:

	Shares (in millions)	Weighted-Average Grant Date Fair Value Per Share
Outstanding beginning of period	0.6	$29.36
Shares granted	0.1	46.71
Shares vested	(0.4)	34.44
Outstanding end of period	0.3	$39.63

As of May 27, 2012, there was $4.6 million of unrecognized compensation cost related to unvested restricted stock and RSUs granted under our stock plans. This cost is expected to be recognized over a weighted-average period of 2.5 years. The total fair value of restricted stock and RSUs that vested during fiscal 2012, 2011 and 2010 was $10.0 million, $9.1 million and $9.4 million, respectively.
Darden stock units are granted at a value equal to the market price of our common stock on the date of grant and will be settled in cash at the end of their vesting periods, which range between four and five years, at the then market price of our common stock. Compensation expense is measured based on the market price of our common stock each period, is amortized over the vesting period and the vested portion is carried as a liability in our accompanying consolidated balance sheets. We also entered into equity forward contracts to hedge the risk of changes in future cash flows associated with the unvested, unrecognized Darden stock units granted (see Note 10 – Derivative Instruments and Hedging Activities for additional information).
The following table presents a summary of our Darden stock unit activity as of and for the fiscal year ended May 27, 2012:

	Units (in millions)	Weighted-Average Fair Value Per Unit
Outstanding beginning of period	1.9	$50.92
Units granted	0.6	50.08
Units vested	(0.3)	48.74
Units canceled	(0.1)	39.38
Outstanding end of period	2.1	$53.06

Based on the value of our common stock as of May 27, 2012, there was $48.7 million of unrecognized compensation cost related to Darden stock units granted under our incentive plans. This cost is expected to be recognized over a weighted-average period of 2.9 years. Darden stock units with a fair value of $12.1 million vested during fiscal 2012.

The following table presents a summary of our performance stock unit activity as of and for the fiscal year ended May 27, 2012:

	Units (in millions)	Weighted-Average Fair Value Per Unit
Outstanding beginning of period	1.0	$37.91
Units granted	0.3	51.45
Units vested	(0.2)	50.42
Units canceled	—	—
Outstanding end of period	1.1	$39.33

The performance stock units issued before fiscal 2010 vest over a period of five years following the date of grant, where zero percent to 150.0 percent of one-fifth (20 percent) of the grant is earned or forfeited at the end of each year in the vesting period. Performance stock units issued during fiscal 2010 and subsequent will cliff vest 3 years from the date of grant, where zero percent to 150.0 percent of the entire grant is earned or forfeited at the end of 3 years. The number of units that actually vests will be determined for each year based on the achievement of Company performance criteria set forth in the award agreement and may range from zero percent to 150.0 percent of the annual target. These awards issued before fiscal 2010 may be settled in cash or shares of common stock at the election of the Company on the date of grant. The performance stock unit grants for fiscal 2007 and 2008 were designated as equity settled awards, while the fiscal 2009 grant was designated as a cash-settled award. All awards issued during fiscal 2010 and subsequent will be cash settled awards. Holders will receive one share of common stock or its equivalent in cash for each performance stock unit that vests. For equity-settled awards, compensation expense is measured based on grant date fair value and amortized over the service period. Cash-settled awards are measured based on the market price of our common stock each period, are amortized over the service period and the vested portion is carried as a liability in our accompanying consolidated balance sheets. As of May 27, 2012, there was $18.9 million of unrecognized compensation cost related to unvested performance stock units granted under our stock plans. This cost is expected to be recognized over a weighted-average period of 1.5 years. The total fair value of performance stock units that vested in fiscal 2012 was $9.8 million.
We maintain an Employee Stock Purchase Plan to provide eligible employees who have completed one year of service (excluding senior officers subject to Section 16(b) of the Securities Exchange Act of 1934, and certain other employees who are employed less than full time or own 5 percent or more of our capital stock or that of any subsidiary) an opportunity to invest up to $5.0 thousand per calendar quarter to purchase shares of our common stock, subject to certain limitations. Under the plan, up to an aggregate of 3.6 million shares are available for purchase by employees at a purchase price that is 85.0 percent of the fair market value of our common stock on either the first or last trading day of each calendar quarter, whichever is lower. Cash received from employees pursuant to the plan during fiscal 2012, 2011 and 2010 was $7.2 million, $7.4 million and $7.1 million, respectively.

Commitments And Contingencies	12 Months Ended
May 27, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES
As collateral for performance on contracts and as credit guarantees to banks and insurers, we were contingently liable for guarantees of subsidiary obligations under standby letters of credit. At May 27, 2012 and May 29, 2011, we had $99.2 million and $96.4 million, respectively, of standby letters of credit related to workers’ compensation and general liabilities accrued in our consolidated financial statements. At May 27, 2012 and May 29, 2011, we had $20.3 million and $16.8 million, respectively, of standby letters of credit related to contractual operating lease obligations and other payments. All standby letters of credit are renewable annually.
At May 27, 2012 and May 29, 2011, we had $5.4 million and $7.4 million, respectively, of guarantees associated with leased properties that have been assigned to third parties. These amounts represent the maximum potential amount of future payments under the guarantees. The fair value of these potential payments discounted at our pre-tax cost of capital at May 27, 2012 and May 29, 2011, amounted to $4.1 million and $5.4 million, respectively. We did not accrue for the guarantees, as the likelihood of the third parties defaulting on the assignment agreements was deemed to be less than probable. In the event of default by a third party, the indemnity and default clauses in our assignment agreements govern our ability to recover from and pursue the third party for damages incurred as a result of its default. We do not hold any third-party assets as collateral related to these assignment agreements, except to the extent that the assignment allows us to repossess the building and personal property. These guarantees expire over their respective lease terms, which range from fiscal 2013 through fiscal 2021.
We are subject to private lawsuits, administrative proceedings and claims that arise in the ordinary course of our business. A number of these lawsuits, proceedings and claims may exist at any given time. These matters typically involve claims from guests, employees and others related to operational issues common to the restaurant industry, and can also involve infringement of, or challenges to, our trademarks. While the resolution of a lawsuit, proceeding or claim may have an impact on our financial results for the period in which it is resolved, we believe that the final disposition of the lawsuits, proceedings and claims in which we are currently involved, either individually or in the aggregate, will not have a material adverse effect on our financial position, results of operations or liquidity.

Subsequent Event	12 Months Ended
May 27, 2012
Subsequent Events [Abstract]
Subsequent Event
SUBSEQUENT EVENT
On June 20, 2012, the Board of Directors declared a cash dividend of $0.50 per share to be paid August 1, 2012 to all shareholders of record as of the close of business on July 10, 2012.

On July 12, 2012, we entered into an agreement to acquire Yard House USA, Inc., (Yard House), for $585.0 million in an all-cash transaction. After the acquisition, Yard House will be a wholly-owned subsidiary of Darden. The transaction has been approved by our Board of Directors and is subject to the satisfaction of customary closing conditions, including, among others, the expiration or termination of the applicable waiting periods under the Hart-Scott-Rodino Antitrust Improvements Act of 1976. The acquisition is expected to be completed early in the second quarter of fiscal 2013.

Quarterly Data	12 Months Ended
May 27, 2012
Quarterly Financial Data [Abstract]
Quarterly Data
QUARTERLY DATA (UNAUDITED)
The following table summarizes unaudited quarterly data for fiscal 2012 and fiscal 2011:

	Fiscal 2012 - Quarters Ended
(in millions, except per share data)	Aug. 28	Nov. 27	Feb. 26	May 27	Total
Sales	$1,942.0	$1,831.5	$2,159.7	$2,065.6	$7,998.7
Earnings before income taxes	147.0	72.5	217.8	200.7	638.0
Earnings from continuing operations	106.8	54.1	164.1	151.6	476.5
Losses from discontinued operations, net of tax	(0.2)	(0.4)	—	(0.4)	(1.0)
Net earnings	106.6	53.7	164.1	151.2	475.5
Basic net earnings per share:
Earnings from continuing operations	0.80	0.42	1.28	1.18	3.66
Losses from discontinued operations	—	(0.01)	—	—	(0.01)
Net earnings	0.80	0.41	1.28	1.18	3.65
Diluted net earnings per share:
Earnings from continuing operations	0.78	0.41	1.25	1.15	3.58
Losses from discontinued operations	—	(0.01)	—	—	(0.01)
Net earnings	0.78	0.40	1.25	1.15	3.57
Dividends paid per share	0.43	0.43	0.43	0.43	1.72
Stock price:
High	53.81	49.20	51.90	55.84	55.84
Low	43.85	40.69	41.65	48.49	40.69

	Fiscal 2011 - Quarters Ended
(in millions, except per share data)	Aug. 29	Nov. 28	Feb. 27	May 29	Total
Sales	$1,806.7	$1,726.2	$1,976.8	$1,990.4	$7,500.2
Earnings before income taxes	159.1	103.2	199.1	186.2	647.6
Earnings from continuing operations	113.3	75.8	151.7	138.0	478.7
Losses from discontinued operations, net of tax	(0.2)	(1.3)	(0.5)	(0.6)	(2.4)
Net earnings	113.1	74.5	151.2	137.4	476.3
Basic net earnings per share:
Earnings from continuing operations	0.82	0.55	1.11	1.02	3.50
Losses from discontinued operations	—	(0.01)	—	—	(0.02)
Net earnings	0.82	0.54	1.11	1.02	3.48
Diluted net earnings per share:
Earnings from continuing operations	0.80	0.54	1.08	1.00	3.41
Losses from discontinued operations	—	(0.01)	—	(0.01)	(0.02)
Net earnings	0.80	0.53	1.08	0.99	3.39
Dividends paid per share	0.32	0.32	0.32	0.32	1.28
Stock price:
High	45.04	49.99	50.84	52.12	52.12
Low	37.08	41.03	45.07	45.51	37.08

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
May 27, 2012
Accounting Policies [Abstract]
Operations and Principles of Consolidation
Operations and Principles of Consolidation
The accompanying consolidated financial statements include the operations of Darden Restaurants, Inc. and its wholly owned subsidiaries (Darden, the Company, we, us or our). We own and operate the Red Lobster®, Olive Garden®, LongHorn Steakhouse®, The Capital Grille®, Bahama Breeze®, Seasons 52®, Eddie V's Prime Seafood® and Wildfish Seafood Grille® restaurant brands located in the United States and Canada. Through subsidiaries, we own and operate all of our restaurants in the United States and Canada, except three. Those three restaurants are located in Central Florida and are owned by joint ventures managed by us. None of our restaurants in the United States or Canada are franchised. As of May 27, 2012, we franchised 5 LongHorn Steakhouse restaurants in Puerto Rico, 22 Red Lobster restaurants in Japan, and 1 Red Lobster restaurant in Dubai, to unaffiliated franchisees under area development and franchise agreements. All significant inter-company balances and transactions have been eliminated in consolidation.

Basis of Presentation
Basis of Presentation
On November 14, 2011, we completed the acquisition of eight Eddie V's Prime Seafood restaurants and three Wildfish Seafood Grille restaurants (collectively Eddie V's) and all related assets and net working capital for $58.5 million in cash. The results of operations from Eddie V's, which are not material, are included in our consolidated financial statements from the date of acquisition. The acquisition resulted in the recording of depreciable assets, definite-lived amortizable intangible assets and indefinite-lived intangible assets, including goodwill.

The following table summarizes the preliminary estimated fair values of the Eddie V's assets acquired and liabilities assumed as of the acquisition date and the final adjustments made thereto through the fiscal year ended May 27, 2012:

(in millions)	Preliminary	Adjustments	Final Adjusted
Current assets	$1.7	$(0.3)	$1.4
Buildings and equipment	26.8	(0.4)	26.4
Trademarks	17.0	(6.1)	10.9
Other assets	2.9	(0.4)	2.5
Goodwill	16.6	5.5	22.1
Total assets acquired	$65.0	$(1.7)	$63.3
Current liabilities	4.5	—	4.5
Other liabilities	1.3	(1.0)	0.3
Total liabilities assumed	$5.8	$(1.0)	$4.8
Net assets acquired	$59.2	$(0.7)	$58.5

Adjustments to the preliminary purchase price allocation during the period ended May 27, 2012 were primarily related to updated valuations in the preliminary appraisals of identifiable intangible and tangible assets.

The excess of the purchase price over the aggregate fair value of net assets acquired was allocated to goodwill, all of which is expected to be deductible for tax purposes. Goodwill represents benefits expected as a result of the acquisition, including sales and unit growth opportunities in addition to supply-chain synergies. Trademarks primarily have an indefinite life based on the expected use of the assets and the regulatory and economic environment within which they are being used. These trademarks represent highly respected brands with positive connotations and we intend to cultivate and protect the use of these brands. Goodwill and indefinite-lived trademarks are not amortized but are reviewed annually for impairment or more frequently if indicators of impairment exist. Buildings and equipment will be depreciated over a period of 5 months to 23 years. Other assets and liabilities represent value associated with favorable and unfavorable market leases and will be amortized over a weighted average period of 16 years.

As a result of the acquisition and related integration efforts, we incurred expenses of approximately $2.9 million during the year ended May 27, 2012, which are included in selling, general and administrative expenses in our consolidated statements of earnings. Pro-forma financial information of the combined entities for periods prior to the acquisition is not presented due to the immaterial impact of the financial results of Eddie V's on our consolidated financial statements.

During fiscal 2007 and 2008 we closed or sold all Smokey Bones Barbeque & Grill (Smokey Bones) and Rocky River Grillhouse restaurants and we closed nine Bahama Breeze restaurants. These restaurants and their related activities have been classified as discontinued operations. Therefore, for fiscal 2012, 2011 and 2010, all impairment losses and disposal costs, gains and losses on disposition attributable to these restaurants have been aggregated in a single caption entitled “Losses from discontinued operations, net of tax benefit” on the accompanying consolidated statements of earnings.
Unless otherwise noted, amounts and disclosures throughout these notes to consolidated financial statements relate to our continuing operations.

Fiscal Year	Fiscal Year We operate on a 52/53 week fiscal year, which ends on the last Sunday in May. Fiscal 2012, 2011 and 2010 consisted of 52 weeks of operation.
Use of Estimates
Use of Estimates
We prepare our consolidated financial statements in conformity with U.S. generally accepted accounting principles. The preparation of these financial statements requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of sales and expenses during the reporting period. Actual results could differ from those estimates.

Cash Equivalents
Cash Equivalents
Cash equivalents include highly liquid investments such as U.S. Treasury bills, taxable municipal bonds and money market funds that have an original maturity of three months or less. Amounts receivable from credit card companies are also considered cash equivalents because they are both short term and highly liquid in nature and are typically converted to cash within three days of the sales transaction.

Receivables, Net
Receivables, Net
Receivables, net of the allowance for doubtful accounts, represent their estimated net realizable value. Provisions for doubtful accounts are recorded based on historical collection experience and the age of the receivables. Receivables are written off when they are deemed uncollectible. See Note 3 – Receivables, Net for additional information.

Inventories	Inventories Inventories consist of food and beverages and are valued at the lower of weighted-average cost or market.
Marketable Securities
Marketable Securities
Available-for-sale securities are carried at fair value. Classification of marketable securities as current or noncurrent is dependent upon management’s intended holding period, the security’s maturity date, or both. Unrealized gains and losses, net of tax, on available-for-sale securities are carried in accumulated other comprehensive income (loss) within the consolidated financial statements and are reclassified into earnings when the securities mature or are sold.

Land, Buildings and Equipment, Net
Land, Buildings and Equipment, Net
Land, buildings and equipment are recorded at cost less accumulated depreciation. Building components are depreciated over estimated useful lives ranging from 7 to 40 years using the straight-line method. Leasehold improvements, which are reflected on our consolidated balance sheets as a component of buildings in land, buildings and equipment, net, are amortized over the lesser of the expected lease term, including cancelable option periods, or the estimated useful lives of the related assets using the straight-line method. Equipment is depreciated over estimated useful lives ranging from 2 to 10 years also using the straight-line method. See Note 5 – Land, Buildings and Equipment, Net for additional information. Gains and losses on the disposal of land, buildings and equipment are included in selling, general and administrative expenses in our accompanying consolidated statements of earnings. Depreciation and amortization expense from continuing operations associated with buildings and equipment and losses on disposal of land, buildings and equipment were as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Depreciation and amortization on buildings and equipment	$340.6	$308.7	$293.2
Losses on disposal of land, buildings and equipment	7.1	6.9	0.3

Capitalized Software Costs and Other Definite-Lived Intangibles
Capitalized Software Costs and Other Definite-Lived Intangibles
Capitalized software, which is a component of other assets, is recorded at cost less accumulated amortization. Capitalized software is amortized using the straight-line method over estimated useful lives ranging from 3 to 10 years. The cost of capitalized software and related accumulated amortization was as follows:

(in millions)	May 27, 2012	May 29, 2011
Capitalized software	$84.3	$79.9
Accumulated amortization	(63.4)	(56.1)
Capitalized software, net of accumulated amortization	$20.9	$23.8

We have other definite-lived intangible assets, including assets related to the value of below-market leases, which were acquired as part of the RARE Hospitality International, Inc. (RARE) and Eddie V's acquisitions and are included as a component of other assets on our consolidated balance sheets. We also have definite-lived intangible liabilities related to the value of above-market leases, which were acquired as part of the RARE and Eddie V's acquisitions and are included in other liabilities on our consolidated balance sheets. Definite-lived intangibles are amortized on a straight-line basis over estimated useful lives of 1 to 20 years. The cost and related accumulated amortization was as follows:

(in millions)	May 27, 2012	May 29, 2011
Other definite-lived intangibles	$13.2	$11.1
Accumulated amortization	(6.2)	(5.6)
Other definite-lived intangible assets, net of accumulated amortization	$7.0	$5.5
(in millions)	May 27, 2012	May 29, 2011
Below-market leases	$24.0	$25.3
Accumulated amortization	(7.1)	(8.6)
Below market-leases, net of accumulated amortization	$16.9	$16.7
(in millions)	May 27, 2012	May 29, 2011
Above-market leases	$(8.6)	$(8.4)
Accumulated amortization	2.3	1.8
Above-market leases, net of accumulated amortization	$(6.3)	$(6.6)

Amortization expense associated with capitalized software and other definite-lived intangibles included in depreciation and amortization in our accompanying consolidated statements of earnings was as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Amortization expense - capitalized software	$7.8	$7.7	$7.3
Amortization expense - other definite-lived intangibles	0.7	0.4	0.4

Amortization expense associated with above- and-below-market leases included in restaurant expenses as a component of rent expense on our consolidated statements of earnings was as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Restaurant expense - below-market leases	$1.8	$2.2	$2.6
Restaurant expense - above-market leases	(0.5)	(0.5)	(0.5)

Amortization of capitalized software and other definite-lived intangible assets will be approximately $10.0 million annually for fiscal 2013 through 2017.

Trust-Owned Life Insurance
Trust-Owned Life Insurance
We have a trust that purchased life insurance policies covering certain of our officers and other key employees (trust-owned life insurance or TOLI). The trust is the owner and sole beneficiary of the TOLI policies. The policies were purchased to offset a portion of our obligations under our non-qualified deferred compensation plan. The cash surrender value for each policy is included in other assets while changes in cash surrender values are included in selling, general and administrative expenses.

Liquor Licenses
Liquor Licenses
The costs of obtaining non-transferable liquor licenses that are directly issued by local government agencies for nominal fees are expensed as incurred. The costs of purchasing transferable liquor licenses through open markets in jurisdictions with a limited number of authorized liquor licenses are capitalized as indefinite-lived intangible assets and included in other assets. Liquor licenses are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Annual liquor license renewal fees are expensed over the renewal term.

Goodwill and Trademarks
Goodwill and Trademarks
We review our goodwill and trademarks for impairment annually, as of the first day of our fourth fiscal quarter or more frequently if indicators of impairment exist. Goodwill and trademarks are not subject to amortization and have been assigned to reporting units for purposes of impairment testing. The reporting units are our restaurant brands. Our goodwill and trademark balances are allocated as follows:

(in millions)	May 27, 2012	May 29, 2011
Goodwill:
The Capital Grille	$401.8	$402.1
LongHorn Steakhouse	49.5	49.8
Olive Garden (1)	30.2	30.2
Red Lobster (1)	35.0	35.0
Eddie V's	22.1	—
Total Goodwill	$538.6	$517.1

Trademarks:
The Capital Grille	$147.0	$147.0
LongHorn Steakhouse	307.0	307.0
Eddie V's Prime Seafood and Wildfish Seafood Grille	10.9	—
Total Trademarks	$464.9	$454.0

(1)	Goodwill related to Olive Garden and Red Lobster is associated with the RARE acquisition and the direct benefits derived by Olive Garden and Red Lobster as a result of the RARE acquisition.
A significant amount of judgment is involved in determining if an indicator of impairment has occurred. Such indicators may include, among others: a significant decline in our expected future cash flows; a sustained, significant decline in our stock price and market capitalization; a significant adverse change in legal factors or in the business climate; unanticipated competition; the testing for recoverability of a significant asset group within a reporting unit; and slower growth rates. Any adverse change in these factors could have a significant impact on the recoverability of these assets and could have a material impact on our consolidated financial statements.
The goodwill impairment test involves a two-step process. The first step is a comparison of each reporting unit’s fair value to its carrying value. We estimate fair value using the best information available, including market information and discounted cash flow projections (also referred to as the income approach). The income approach uses a reporting unit’s projection of estimated operating results and cash flows that is discounted using a weighted-average cost of capital that reflects current market conditions. The projection uses management’s best estimates of economic and market conditions over the projected period including growth rates in sales, costs and number of units, estimates of future expected changes in operating margins and cash expenditures. Other significant estimates and assumptions include terminal value growth rates, future estimates of capital expenditures and changes in future working capital requirements. We validate our estimates of fair value under the income approach by comparing the values to fair value estimates using a market approach. A market approach estimates fair value by applying cash flow and sales multiples to the reporting unit’s operating performance. The multiples are derived from comparable publicly traded companies with similar operating and investment characteristics of the reporting units.
If the fair value of the reporting unit is higher than its carrying value, goodwill is deemed not to be impaired, and no further testing is required. If the carrying value of the reporting unit is higher than its fair value, there is an indication that impairment may exist and the second step must be performed to measure the amount of impairment loss. The amount of impairment is determined by comparing the implied fair value of reporting unit goodwill to the carrying value of the goodwill in the same manner as if the reporting unit was being acquired in a business combination. Specifically, fair value is allocated to all of the assets and liabilities of the reporting unit, including any unrecognized intangible assets, in a hypothetical analysis that would calculate the implied fair value of goodwill. If the implied fair value of goodwill is less than the recorded goodwill, we would record an impairment loss for the difference.
Consistent with our accounting policy for goodwill and trademarks we performed our annual impairment test of our goodwill and trademarks as of the first day of our fiscal 2012 fourth quarter. As of the beginning of our fiscal fourth quarter, we had seven reporting units: Red Lobster, Olive Garden, LongHorn Steakhouse, The Capital Grille, Bahama Breeze, Seasons 52 and Eddie V's. Two of these reporting units, LongHorn Steakhouse and The Capital Grille, have a significant amount of goodwill. As we finalized the purchase price allocation for Eddie V's during our fourth fiscal quarter of 2012 and no indicators of impairment were identified, we excluded the goodwill allocated to Eddie V's from our annual impairment test. As part of our process for performing the step one impairment test of goodwill, we estimated the fair value of our reporting units utilizing the income and market approaches described above to derive an enterprise value of the Company. We reconciled the enterprise value to our overall estimated market capitalization. The estimated market capitalization considers recent trends in our market capitalization and an expected control premium, based on comparable recent and historical transactions. Based on the results of the step one impairment test, no impairment of goodwill was indicated.
The fair value of trademarks are estimated and compared to the carrying value. We estimate the fair value of trademarks using the relief-from-royalty method, which requires assumptions related to projected sales from our annual long-range plan; assumed royalty rates that could be payable if we did not own the trademarks; and a discount rate. We recognize an impairment loss when the estimated fair value of the trademarks is less than its carrying value. We completed our impairment test and concluded as of the date of the test, there was no impairment of the trademarks for LongHorn Steakhouse and The Capital Grille.
We determined that there was no goodwill or trademark impairment as of the first day of our fourth fiscal quarter and no additional indicators of impairment were identified through the end of our fourth fiscal quarter that would require us to test further for impairment. However, declines in our market capitalization (reflected in our stock price) as well as in the market capitalization of other companies in the restaurant industry, declines in sales at our restaurants, and significant adverse changes in the operating environment for the restaurant industry may result in future impairment.
Changes in circumstances, existing at the measurement date or at other times in the future, or in the numerous estimates associated with management’s judgments and assumptions made in assessing the fair value of our goodwill, could result in an impairment loss of a portion or all of our goodwill or trademarks. If we recorded an impairment loss, our financial position and results of operations would be adversely affected and our leverage ratio for purposes of our credit agreement would increase. A leverage ratio exceeding the maximum permitted under our credit agreement would be a default under our credit agreement. At May 27, 2012, a write down of goodwill, other indefinite-lived intangible assets, or any other assets in excess of approximately $850.0 million would have been required to cause our leverage ratio to exceed the permitted maximum.  As our leverage ratio is determined on a quarterly basis and due to the seasonal nature of our business, a lesser amount of impairment in future quarters could cause our leverage ratio to exceed the permitted maximum.
We evaluate the useful lives of our other intangible assets, primarily intangible assets associated with the RARE acquisition, to determine if they are definite or indefinite-lived. A determination on useful life requires significant judgments and assumptions regarding the future effects of obsolescence, demand, competition, other economic factors (such as the stability of the industry, legislative action that results in an uncertain or changing regulatory environment, and expected changes in distribution channels), the level of required maintenance expenditures, and the expected lives of other related groups of assets.

Impairment or Disposal of Long-Lived Assets
Impairment or Disposal of Long-Lived Assets
Land, buildings and equipment and certain other assets, including definite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted net cash flows expected to be generated by the assets. Identifiable cash flows are measured at the lowest level for which they are largely independent of the cash flows of other groups of assets and liabilities, generally at the restaurant level. If such assets are determined to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. Fair value is generally determined based on appraisals or sales prices of comparable assets. Restaurant sites and certain other assets to be disposed of are reported at the lower of their carrying amount or fair value, less estimated costs to sell. Restaurant sites and certain other assets to be disposed of are included in assets held for disposal within prepaid expenses and other current assets in our consolidated balance sheets when certain criteria are met. These criteria include the requirement that the likelihood of disposing of these assets within one year is probable. Assets not meeting the “held for sale” criteria remain in land, buildings and equipment until their disposal is probable within one year.
We account for exit or disposal activities, including restaurant closures, in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 420, Exit or Disposal Cost Obligations. Such costs include the cost of disposing of the assets as well as other facility-related expenses from previously closed restaurants. These costs are generally expensed as incurred. Additionally, at the date we cease using a property under an operating lease, we record a liability for the net present value of any remaining lease obligations, net of estimated sublease income. Any subsequent adjustments to that liability as a result of lease termination or changes in estimates of sublease income are recorded in the period incurred. Upon disposal of the assets, primarily land, associated with a closed restaurant, any gain or loss is recorded in the same caption within our consolidated statements of earnings as the original impairment.

Insurance Accruals
Insurance Accruals
Through the use of insurance program deductibles and self-insurance, we retain a significant portion of expected losses under our workers’ compensation, employee medical and general liability programs. However, we carry insurance for individual workers’ compensation and general liability claims that exceed $0.5 million. Accrued liabilities have been recorded based on our estimates of the anticipated ultimate costs to settle all claims, both reported and not yet reported.

Revenue Recognition
Revenue Recognition
Sales, as presented in our consolidated statements of earnings, represents food and beverage product sold and is presented net of discounts, coupons, employee meals and complimentary meals and gift cards. Revenue from restaurant sales is recognized when food and beverage products are sold. Sales taxes collected from customers and remitted to governmental authorities are presented on a net basis within sales on our consolidated statements of earnings.
Revenues from the sales of franchises are recognized as income when substantially all of our material obligations under the franchise agreement have been performed. Continuing royalties, which are a percentage of net sales of franchised restaurants, are accrued as income when earned.

Unearned Revenues
Unearned Revenues
Unearned revenues represent our liability for gift cards that have been sold but not yet redeemed.  We recognize sales from our gift cards when the gift card is redeemed by the customer.  Although there are no expiration dates or dormancy fees for our gift cards, based on our analysis of our historical gift card redemption patterns, we can reasonably estimate the amount of gift cards for which redemption is remote, which is referred to as “breakage”.  We recognize breakage within sales for unused gift card amounts in proportion to actual gift card redemptions, which is also referred to as the “redemption recognition” method.  The estimated value of gift cards expected to remain unused is recognized over the expected period of redemption as the remaining gift card values are redeemed, generally over a period of 10 years.  Utilizing this method, we estimate both the amount of breakage and the time period of redemption.  If actual redemption patterns vary from our estimates, actual gift card breakage income may differ from the amounts recorded.  We update our estimates of our redemption period and our breakage rate periodically and apply that rate to gift card redemptions.

Food and Beverage Costs
Food and Beverage Costs
Food and beverage costs include inventory, warehousing, related purchasing and distribution costs and gains and losses on certain commodity derivative contracts. Vendor allowances received in connection with the purchase of a vendor’s products are recognized as a reduction of the related food and beverage costs as earned. Advance payments are made by the vendors based on estimates of volume to be purchased from the vendors and the terms of the agreement. As we make purchases from the vendors each period, we recognize the pro rata portion of allowances earned as a reduction of food and beverage costs for that period. Differences between estimated and actual purchases are settled in accordance with the terms of the agreements. Vendor agreements are generally for a period of one year or more and payments received are initially recorded as long-term liabilities. Amounts which are expected to be earned within one year are recorded as current liabilities.

Income Taxes
Income Taxes
We provide for federal and state income taxes currently payable as well as for those deferred because of temporary differences between reporting income and expenses for financial statement purposes versus tax purposes. Federal income tax credits are recorded as a reduction of income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date. Interest recognized on reserves for uncertain tax positions is included in interest, net in our consolidated statements of earnings. A corresponding liability for accrued interest is included as a component of other current liabilities in our consolidated balance sheets. Penalties, when incurred, are recognized in selling, general and administrative expenses.
ASC Topic 740, Income Taxes, requires that a position taken or expected to be taken in a tax return be recognized (or derecognized) in the financial statements when it is more likely than not (i.e., a likelihood of more than 50 percent) that the position would be sustained upon examination by tax authorities. A recognized tax position is then measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. See Note 16 - Income Taxes for additional information.
Income tax benefits credited to equity relate to tax benefits associated with amounts that are deductible for income tax purposes but do not affect earnings. These benefits are principally generated from employee exercises of non-qualified stock options and vesting of employee restricted stock awards.

Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
We enter into derivative instruments for risk management purposes only, including derivatives designated as hedging instruments as required by FASB ASC Topic 815, Derivatives and Hedging, and those utilized as economic hedges. We use financial and commodities derivatives to manage interest rate, compensation, commodities pricing and foreign currency exchange rate risks inherent in our business operations. Our use of derivative instruments is currently limited to interest rate hedges; equity forwards contracts; commodities futures and options contracts and foreign currency forward contracts. These instruments are generally structured as hedges of the variability of cash flows related to forecasted transactions (cash flow hedges). However, we do at times enter into instruments designated as fair value hedges to reduce our exposure to changes in fair value of the related hedged item. We do not enter into derivative instruments for trading or speculative purposes, where changes in the cash flows or fair value of the derivative are not expected to offset changes in cash flows or fair value of the hedged item. However, we have entered into equity forwards to economically hedge changes in the fair value of employee investments in our non-qualified deferred compensation plan and certain commodity futures contracts to economically hedge changes in the value of certain inventory purchases, for which we have not applied hedge accounting. All derivatives are recognized on the balance sheet at fair value. For those derivative instruments for which we intend to elect hedge accounting, on the date the derivative contract is entered into, we document all relationships between hedging instruments and hedged items, as well as our risk-management objective and strategy for undertaking the various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the consolidated balance sheet or to specific forecasted transactions. We also formally assess, both at the hedge’s inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items.
To the extent our derivatives are effective in offsetting the variability of the hedged cash flows, and otherwise meet the cash flow hedge accounting criteria required by Topic 815 of the FASB ASC, changes in the derivatives’ fair value are not included in current earnings but are included in accumulated other comprehensive income (loss), net of tax. These changes in fair value will be reclassified into earnings at the time of the forecasted transaction. Ineffectiveness measured in the hedging relationship is recorded currently in earnings in the period in which it occurs. To the extent our derivatives are effective in mitigating changes in fair value, and otherwise meet the fair value hedge accounting criteria required by Topic 815 of the FASB ASC, gains and losses in the derivatives’ fair value are included in current earnings, as are the gains and losses of the related hedged item. To the extent the hedge accounting criteria are not met, the derivative contracts are utilized as economic hedges and changes in the fair value of such contracts are recorded currently in earnings in the period in which they occur. Cash flows related to derivatives are included in operating activities. See Note 10 – Derivative Instruments and Hedging Activities for additional information.

Leases
Leases
For operating leases, we recognize rent expense on a straight-line basis over the expected lease term, including cancelable option periods where failure to exercise the options would result in an economic penalty to the Company.

Differences between amounts paid and amounts expensed are recorded as deferred rent. Capital leases are recorded as an asset and an obligation at an amount equal to the present value of the minimum lease payments during the lease term. Within the provisions of certain of our leases, there are rent holidays and escalations in payments over the base lease term, as well as renewal periods. The effects of the holidays and escalations have been reflected in rent expense on a straight-line basis over the expected lease term, which includes cancelable option periods where failure to exercise such options would result in an economic penalty to the Company. The lease term commences on the date when we have the right to control the use of the leased property, which is typically before rent payments are due under the terms of the lease. Many of our leases have renewal periods totaling 5 to 20 years, exercisable at our option and require payment of property taxes, insurance and maintenance costs in addition to the rent payments. The consolidated financial statements reflect the same lease term for amortizing leasehold improvements as we use to determine capital versus operating lease classifications and in calculating straight-line rent expense for each restaurant. Percentage rent expense is generally based on sales levels and is accrued at the point in time we determine that it is probable that such sales levels will be achieved. Amortization expense related to capital leases is included in depreciation and amortization expense on our consolidated statements of earnings.

Pre-Opening Expenses	Pre-Opening Expenses Non-capital expenditures associated with opening new restaurants are expensed as incurred.
Advertising
Advertising
Production costs of commercials are charged to operations in the fiscal period the advertising is first aired. The costs of programming and other advertising, promotion and marketing programs are charged to operations in the fiscal period incurred. Advertising expense related to continuing operations, included in selling, general and administrative expenses was as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Advertising expense	$357.2	$340.2	$311.9

Stock-Based Compensation
Stock-Based Compensation
We recognize the cost of employee service received in exchange for awards of equity instruments based on the grant date fair value of those awards. We utilize the Black-Scholes option pricing model to estimate the fair value of stock option awards. We recognize compensation expense on a straight-line basis over the employee service period for awards granted. The dividend yield has been estimated based upon our historical results and expectations for changes in dividend rates. The expected volatility was determined using historical stock prices. The risk-free interest rate was the rate available on zero coupon U.S. government obligations with a term approximating the expected life of each grant. The expected life was estimated based on the exercise history of previous grants, taking into consideration the remaining contractual period for outstanding awards. The weighted-average fair value of non-qualified stock options and the related assumptions used in the Black-Scholes model to record stock-based compensation are as follows:

	Stock Options Granted in Fiscal Year
	2012	2011	2010
Weighted-average fair value	$14.31	$12.88	$10.74
Dividend yield	3.5%	3.0%	2.8%
Expected volatility of stock	39.4%	39.1%	40.6%
Risk-free interest rate	2.1%	2.2%	3.0%
Expected option life (in years)	6.5	6.7	6.6

Net Earnings per Share
Net Earnings per Share
Basic net earnings per share are computed by dividing net earnings by the weighted-average number of common shares outstanding for the reporting period. Diluted net earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Outstanding stock options, restricted stock, benefits granted under our Employee Stock Purchase Plan and performance stock units granted by us represent the only dilutive effect reflected in diluted weighted-average shares outstanding. These stock-based compensation instruments do not impact the numerator of the diluted net earnings per share computation.

The following table presents the computation of basic and diluted net earnings per common share:

(in millions, except per share data)	Fiscal Year
	2012	2011	2010
Earnings from continuing operations	$476.5	$478.7	$407.0
Losses from discontinued operations	(1.0)	(2.4)	(2.5)
Net earnings	$475.5	$476.3	$404.5
Average common shares outstanding – Basic	130.1	136.8	139.3
Effect of dilutive stock-based compensation	3.1	3.5	3.1
Average common shares outstanding – Diluted	133.2	140.3	142.4
Basic net earnings per share:
Earnings from continuing operations	$3.66	$3.50	$2.92
Losses from discontinued operations	(0.01)	(0.02)	(0.02)
Net earnings	$3.65	$3.48	$2.90
Diluted net earnings per share:
Earnings from continuing operations	$3.58	$3.41	$2.86
Losses from discontinued operations	(0.01)	(0.02)	(0.02)
Net earnings	$3.57	$3.39	$2.84

Restricted stock and options to purchase shares of our common stock excluded from the calculation of diluted net earnings per share because the effect would have been anti-dilutive, are as follows:

(in millions)	Fiscal Year Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Anti-dilutive restricted stock and options	2.6	1.2	3.3

Comprehensive Income
Comprehensive Income
Comprehensive income includes net earnings and other comprehensive income (loss) items that are excluded from net earnings under U.S. generally accepted accounting principles. Other comprehensive income (loss) items include foreign currency translation adjustments, the effective unrealized portion of changes in the fair value of cash flow hedges, unrealized gains and losses on our marketable securities classified as held for sale and recognition of the funded status and amortization of unrecognized net actuarial gains and losses related to our pension and other postretirement plans. See Note 13 - Stockholders’ Equity for additional information.

Foreign Currency
Foreign Currency
The Canadian dollar is the functional currency for our Canadian restaurant operations. Assets and liabilities denominated in Canadian dollars are translated into U.S. dollars using the exchange rates in effect at the balance sheet date. Results of operations are translated using the average exchange rates prevailing throughout the period. Translation gains and losses are reported as a separate component of other comprehensive income (loss). Aggregate cumulative translation losses were $1.6 million and $0.4 million at May 27, 2012 and May 29, 2011, respectively. Gains and losses from foreign currency transactions recognized in our consolidated statements of earnings were not significant for fiscal 2012, 2011 or 2010.

Segment Reporting
Segment Reporting
As of May 27, 2012, we operated the Red Lobster, Olive Garden, LongHorn Steakhouse, The Capital Grille, Bahama Breeze, Seasons 52 and Eddie V's restaurant brands in North America as operating segments. The brands operate principally in the U.S. within the full-service dining industry, providing similar products to similar customers. The brands also possess similar economic characteristics, resulting in similar long-term expected financial performance characteristics. Sales from external customers are derived principally from food and beverage sales. We do not rely on any major customers as a source of sales. We believe we meet the criteria for aggregating our operating segments into a single reporting segment.

Application of New Accounting Standards
Application of New Accounting Standards
In May 2011, the FASB issued Accounting Standards Update (ASU) 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. Many of the amendments in this update change the wording used in the existing guidance to better align U.S. generally accepted accounting principles with International Financial Reporting Standards and to clarify the FASB's intent on various aspects of the fair value guidance. This update also requires increased disclosure of quantitative information about unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. This update is effective for us in our first quarter of fiscal 2013 and will be applied prospectively. Other than requiring additional disclosures, adoption of this new guidance will not have a significant impact on our consolidated financial statements.
In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220), Presentation of Comprehensive Income, which requires companies to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This update eliminates the option to present the components of other comprehensive income as part of the statement of equity. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05, to defer the effective date of the specific requirement to present items that are reclassified out of accumulated other comprehensive income to net income alongside their respective components of net income and other comprehensive income. We adopted all other provisions of this update in our fourth quarter of fiscal 2012, with the addition of our consolidated statements of comprehensive income and other changes to our consolidated financial statements.
In September 2011, the FASB issued ASU 2011-08, Intangibles - Goodwill and Other (Topic 350), Testing Goodwill for Impairment, which permits an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit's fair value is less than its carrying value before applying the two-step goodwill impairment model that is currently in place. If it is determined through the qualitative assessment that a reporting unit's fair value is more likely than not greater than its carrying value, the remaining impairment steps would be unnecessary. The qualitative assessment is optional, allowing companies to go directly to the quantitative assessment. This update is effective for annual and interim goodwill impairment tests performed in fiscal years beginning after December 15, 2011, which will require us to adopt these provisions in fiscal 2013; however, early adoption is permitted. We do not believe adoption of this new guidance will have a significant impact on our consolidated financial statements.
In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities, which requires companies to disclose information about financial instruments that have been offset and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Companies will be required to provide both net (offset amounts) and gross information in the notes to the financial statements for relevant assets and liabilities that are offset. This update is effective for us in our first quarter of fiscal 2014 and will be applied retrospectively. We do not believe adoption of this new guidance will have a significant impact on our consolidated financial statements.

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
May 27, 2012
Accounting Policies [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary estimated fair values of the Eddie V's assets acquired and liabilities assumed as of the acquisition date and the final adjustments made thereto through the fiscal year ended May 27, 2012:

(in millions)	Preliminary	Adjustments	Final Adjusted
Current assets	$1.7	$(0.3)	$1.4
Buildings and equipment	26.8	(0.4)	26.4
Trademarks	17.0	(6.1)	10.9
Other assets	2.9	(0.4)	2.5
Goodwill	16.6	5.5	22.1
Total assets acquired	$65.0	$(1.7)	$63.3
Current liabilities	4.5	—	4.5
Other liabilities	1.3	(1.0)	0.3
Total liabilities assumed	$5.8	$(1.0)	$4.8
Net assets acquired	$59.2	$(0.7)	$58.5

Depreciation And Amortization Expense From Continuing Operations Related To Land, Buildings And Equipment
Depreciation and amortization expense from continuing operations associated with buildings and equipment and losses on disposal of land, buildings and equipment were as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Depreciation and amortization on buildings and equipment	$340.6	$308.7	$293.2
Losses on disposal of land, buildings and equipment	7.1	6.9	0.3

Capitalized Software Costs And Related Accumulated Amortization
The cost of capitalized software and related accumulated amortization was as follows:

(in millions)	May 27, 2012	May 29, 2011
Capitalized software	$84.3	$79.9
Accumulated amortization	(63.4)	(56.1)
Capitalized software, net of accumulated amortization	$20.9	$23.8

Costs And Accumulated Amortization Of Acquired Definite-Lived Intangible Assets
The cost and related accumulated amortization was as follows:

(in millions)	May 27, 2012	May 29, 2011
Other definite-lived intangibles	$13.2	$11.1
Accumulated amortization	(6.2)	(5.6)
Other definite-lived intangible assets, net of accumulated amortization	$7.0	$5.5
(in millions)	May 27, 2012	May 29, 2011
Below-market leases	$24.0	$25.3
Accumulated amortization	(7.1)	(8.6)
Below market-leases, net of accumulated amortization	$16.9	$16.7
(in millions)	May 27, 2012	May 29, 2011
Above-market leases	$(8.6)	$(8.4)
Accumulated amortization	2.3	1.8
Above-market leases, net of accumulated amortization	$(6.3)	$(6.6)

Amortization Expense Associated With Capitalized Software And Other Definite Lived Intangibles
Amortization expense associated with capitalized software and other definite-lived intangibles included in depreciation and amortization in our accompanying consolidated statements of earnings was as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Amortization expense - capitalized software	$7.8	$7.7	$7.3
Amortization expense - other definite-lived intangibles	0.7	0.4	0.4

Amortization Expense Related To Acquired Definite-Lived Intangible Assets
Amortization expense associated with above- and-below-market leases included in restaurant expenses as a component of rent expense on our consolidated statements of earnings was as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Restaurant expense - below-market leases	$1.8	$2.2	$2.6
Restaurant expense - above-market leases	(0.5)	(0.5)	(0.5)

Goodwill And Trademark Balances
Our goodwill and trademark balances are allocated as follows:

(in millions)	May 27, 2012	May 29, 2011
Goodwill:
The Capital Grille	$401.8	$402.1
LongHorn Steakhouse	49.5	49.8
Olive Garden (1)	30.2	30.2
Red Lobster (1)	35.0	35.0
Eddie V's	22.1	—
Total Goodwill	$538.6	$517.1

Trademarks:
The Capital Grille	$147.0	$147.0
LongHorn Steakhouse	307.0	307.0
Eddie V's Prime Seafood and Wildfish Seafood Grille	10.9	—
Total Trademarks	$464.9	$454.0

(1)	Goodwill related to Olive Garden and Red Lobster is associated with the RARE acquisition and the direct benefits derived by Olive Garden and Red Lobster as a result of the RARE acquisition.

Advertising Expenses
The costs of programming and other advertising, promotion and marketing programs are charged to operations in the fiscal period incurred. Advertising expense related to continuing operations, included in selling, general and administrative expenses was as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Advertising expense	$357.2	$340.2	$311.9

Stock-Based Compensation
The weighted-average fair value of non-qualified stock options and the related assumptions used in the Black-Scholes model to record stock-based compensation are as follows:

	Stock Options Granted in Fiscal Year
	2012	2011	2010
Weighted-average fair value	$14.31	$12.88	$10.74
Dividend yield	3.5%	3.0%	2.8%
Expected volatility of stock	39.4%	39.1%	40.6%
Risk-free interest rate	2.1%	2.2%	3.0%
Expected option life (in years)	6.5	6.7	6.6

Basic And Diluted Earnings Per Common Share
The following table presents the computation of basic and diluted net earnings per common share:

(in millions, except per share data)	Fiscal Year
	2012	2011	2010
Earnings from continuing operations	$476.5	$478.7	$407.0
Losses from discontinued operations	(1.0)	(2.4)	(2.5)
Net earnings	$475.5	$476.3	$404.5
Average common shares outstanding – Basic	130.1	136.8	139.3
Effect of dilutive stock-based compensation	3.1	3.5	3.1
Average common shares outstanding – Diluted	133.2	140.3	142.4
Basic net earnings per share:
Earnings from continuing operations	$3.66	$3.50	$2.92
Losses from discontinued operations	(0.01)	(0.02)	(0.02)
Net earnings	$3.65	$3.48	$2.90
Diluted net earnings per share:
Earnings from continuing operations	$3.58	$3.41	$2.86
Losses from discontinued operations	(0.01)	(0.02)	(0.02)
Net earnings	$3.57	$3.39	$2.84

Restricted Stock And Options To Purchase Shares Of Common Stock Excluded From Calculation Of Diluted Earnings Per Share
Restricted stock and options to purchase shares of our common stock excluded from the calculation of diluted net earnings per share because the effect would have been anti-dilutive, are as follows:

(in millions)	Fiscal Year Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Anti-dilutive restricted stock and options	2.6	1.2	3.3

Discontinued Operations (Tables)	12 Months Ended
May 27, 2012
Discontinued Operations and Disposal Groups [Abstract]
Gain (Loss) From Discontinued Operations Recorded In Consolidated Statements Of Earnings
For fiscal 2012, 2011 and 2010, all gains and losses on disposition, impairment charges and disposal costs related to the closure and disposition of Smokey Bones and Rocky River Grillhouse restaurants and closure of nine Bahama Breeze restaurants in fiscal 2007 and 2008 have been aggregated to a single caption entitled losses from discontinued operations, net of tax benefit in our consolidated statements of earnings and are comprised of the following:

(in millions)	Fiscal Year
	2012	2011	2010
Sales	$—	$—	$—
Losses before income taxes	(1.7)	(3.9)	(4.0)
Income tax benefit	0.7	1.5	1.5
Net losses from discontinued operations	$(1.0)	$(2.4)	$(2.5)

Receivables, Net (Tables)	12 Months Ended
May 27, 2012
Receivables [Abstract]
Receivables From Various Parties
Receivables from the sale of gift cards in national retail outlets, national storage and distribution companies and our overall allowance for doubtful accounts are as follows:

(in millions)	May 27, 2012	May 29, 2011
Retail outlet gift card sales	$33.4	$25.0
Storage and distribution	6.5	17.4
Allowance for doubtful accounts	(0.3)	(0.3)

Land, Buildings And Equipment, Net (Tables)	12 Months Ended
May 27, 2012
Property, Plant and Equipment, Net [Abstract]
Components Of Land, Buildings And Equipment, Net
The components of land, buildings and equipment, net, are as follows:

(in millions)	May 27, 2012	May 29, 2011
Land	$854.1	$799.6
Buildings	3,959.7	3,633.1
Equipment	1,701.2	1,511.3
Assets under capital leases	68.1	67.7
Construction in progress	142.5	155.7
Total land, buildings and equipment	$6,725.6	$6,167.4
Less accumulated depreciation and amortization	(2,758.3)	(2,533.0)
Less amortization associated with assets under capital leases	(16.0)	(12.4)
Land, buildings and equipment, net	$3,951.3	$3,622.0

Other Assets (Tables)	12 Months Ended
May 27, 2012
Other Assets [Abstract]
Components Of Other Assets
The components of other assets are as follows:

(in millions)	May 27, 2012	May 29, 2011
Trust-owned life insurance	$68.9	$67.5
Capitalized software costs, net	20.9	23.8
Liquor licenses	47.3	43.7
Acquired below-market leases, net	16.9	16.7
Loan costs, net	15.3	12.2
Marketable securities	33.0	18.4
Insurance-related	16.7	16.5
Miscellaneous	12.8	10.9
Total other assets	$231.8	$209.7

Other Current Liabilities (Tables)	12 Months Ended
May 27, 2012
Liabilities, Current [Abstract]
Components Of Other Current Liabilities
The components of other current liabilities are as follows:

(in millions)	May 27, 2012	May 29, 2011
Non-qualified deferred compensation plan	$201.4	$200.1
Sales and other taxes	60.6	61.5
Insurance-related	35.2	33.6
Employee benefits	59.7	42.6
Derivative liabilities	45.3	23.2
Accrued interest	15.6	14.0
Miscellaneous	36.6	34.3
Total other current liabilities	$454.4	$409.3

Long-Term Debt (Tables)	12 Months Ended
May 27, 2012
Long-term Debt, Unclassified [Abstract]
Components Of Long-Term Debt
The components of long-term debt are as follows:

(in millions)	May 27, 2012	May 29, 2011
5.625% senior notes due October 2012	$350.0	$350.0
7.125% debentures due February 2016	100.0	100.0
6.200% senior notes due October 2017	500.0	500.0
4.500% senior notes due October 2021	400.0	—
6.000% senior notes due August 2035	150.0	150.0
6.800% senior notes due October 2037	300.0	300.0
ESOP loan with variable rate of interest (0.59% at May 27, 2012) due December 2018	5.9	8.0
Total long-term debt	$1,805.9	$1,408.0
Fair value hedge	3.2	3.7
Less issuance discount	(5.5)	(4.4)
Total long-term debt less issuance discount	$1,803.6	$1,407.3
Less current portion	(349.9)	—
Long-term debt, excluding current portion	$1,453.7	$1,407.3

Aggregate Maturities Of Long-Term Debt
All of our long-term debt currently outstanding is expected to be repaid entirely at maturity with interest being paid semi-annually over the life of the debt. The aggregate maturities of long-term debt for each of the five fiscal years subsequent to May 27, 2012, and thereafter are as follows:

Fiscal Year	Amount
2013	$350.0
2014	—
2015	—
2016	100.0
2017	—
Thereafter	1,355.9
Long-term debt	$1,805.9

Derivative Instruments And Hedging Activities (Tables)	12 Months Ended
May 27, 2012
Schedule of Notional Amounts of Outstanding Derivative Positions
The notional values of our derivative contracts designated as hedging instruments and derivative contracts not designated as hedging instruments are as follows:

(in millions)	May 27, 2012	May 29, 2011
Derivative contracts designated as hedging instruments:
Natural gas	$1.1	$3.8
Other commodities	7.6	—
Foreign currency	19.4	20.7
Interest rate locks	—	150.0
Interest rate swaps	550.0	350.0
Equity forwards	21.7	18.0
Derivative contracts not designated as hedging instruments:
Natural gas	$—	$7.7
Other commodities	—	12.7
Equity forwards	50.0	24.0

Fair Value Of Derivative Contracts Designated And Not Designated As Hedging Instruments
The fair value of our derivative contracts designated as hedging instruments and derivative contracts that are not designated as hedging instruments are as follows:

(in millions)	Balance Sheet Location	Derivative Assets		Derivative Liabilities
		May 27, 2012	May 29, 2011	May 27, 2012	May 29, 2011
Derivative contracts designated as hedging instruments
Commodity contracts	(1)	$0.3	$0.1	$(0.4)	$—
Equity forwards	(1)	0.9	0.4	—	—
Interest rate related	(1)	3.2	3.6	(44.9)	(23.2)
Foreign currency forwards	(1)	0.5	0.6	—	—
		$4.9	$4.7	$(45.3)	$(23.2)
Derivative contracts not designated as hedging instruments
Commodity contracts	(1)	$—	$0.6	$—	$—
Equity forwards	(1)	1.9	0.5	—	—
		$1.9	$1.1	$—	$—
Total derivative contracts		$6.8	$5.8	$(45.3)	$(23.2)

(1)	Derivative assets and liabilities are included in receivables, net, prepaid expenses and other current assets, and other current liabilities, as applicable, on our consolidated balance sheets.

Cash Flow Hedges
Effects Of Derivative Instruments In Hedging Relationships
The effects of derivative instruments in cash flow hedging relationships on the consolidated statements of earnings are as follows:

(in millions)	Amount of Gain (Loss) Recognized in AOCI (Effective Portion)			Location of Gain (Loss) Reclassified from AOCI to Earnings	Amount of Gain (Loss) Reclassified from AOCI to Earnings (Effective Portion)			Location of Gain (Loss) Recognized in Earnings (Ineffective Portion)	(1) Amount of Gain (Loss) Recognized in Earnings (Ineffective Portion)
	Fiscal Year				Fiscal Year				Fiscal Year
	2012	2011	2010		2012	2011	2010		2012	2011	2010
Commodity	$(2.2)	$(0.2)	$(2.1)	(2)	$(1.7)	$(0.9)	$(3.8)	(2)	$—	$—	$—
Equity	(0.7)	2.6	3.9	(3)	—	—	—	(3)	0.6	0.2	0.3
Interest rate	(75.2)	(12.2)	(7.7)	Interest, net	(2.9)	0.7	0.5	Interest, net	(0.7)	(0.5)	—
Foreign currency	0.9	(0.1)	1.3	(4)	0.8	0.4	1.1	(4)	—	—	—
	$(77.2)	$(9.9)	$(4.6)		$(3.8)	$0.2	$(2.2)		$(0.1)	$(0.3)	$0.3

(1)
Generally, all of our derivative instruments designated as cash flow hedges have some level of ineffectiveness, which is recognized currently in earnings. However, as these amounts are generally nominal and our consolidated financial statements are presented “in millions,” these amounts may appear as zero in this tabular presentation.

(2)
Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is food and beverage costs and restaurant expenses, which are components of cost of sales.

(3)
Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is restaurant labor expenses, which is a component of cost of sales, and selling, general and administrative expenses.

(4)
Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is food and beverage costs, which is a component of cost of sales, and selling, general and administrative expenses.

Fair Value Hedging
Effects Of Derivative Instruments In Hedging Relationships
The effects of derivative instruments in fair value hedging relationships on the consolidated statements of earnings are as follows:

(in millions)	Amount of Gain (Loss) Recognized in Earnings on Derivatives			Location of Gain (Loss) Recognized in Earnings on Derivatives	Hedged Item in Fair Value Hedge Relationship	Amount of Gain (Loss) Recognized in Earnings on Related Hedged Item			Location of Gain (Loss) Recognized in Earnings on Related Hedged Item
	Fiscal Year					Fiscal Year
	2012	2011	2010			2012	2011	2010
Interest rate	$(0.4)	$0.2	$3.4	Interest, net	Debt	$0.4	$(0.2)	$(3.4)	Interest, net

Not Designated As Hedging Instrument
Effects Of Derivative Instruments In Hedging Relationships
The effects of derivatives not designated as hedging instruments on the consolidated statements of earnings are as follows:

	Location of Gain (Loss) Recognized in Earnings	Amount of Gain (Loss) Recognized in Earnings
		Fiscal Year
(in millions)		2012	2011	2010
Commodity contracts	Cost of sales (1)	$(7.9)	$0.6	$(0.2)
Equity forwards	Cost of sales (2)	2.3	3.3	2.2
Equity forwards	Selling, general and administrative	6.0	3.3	1.3
		$0.4	$7.2	$3.3

(1)	Location of the gain (loss) recognized in earnings is food and beverage costs and restaurant expenses, which are components of cost of sales.

(2)	Location of the gain (loss) recognized in earnings is restaurant labor expenses, which is a component of cost of sales.

Fair Value Measurements (Tables)	12 Months Ended
May 27, 2012
Fair Value Disclosures [Abstract]
Fair Values Of Financial Instruments Measured At Fair Value On Recurring Basis
The following tables summarize the fair values of financial instruments measured at fair value on a recurring basis at May 27, 2012 and May 29, 2011:

Items Measured at Fair Value at May 27, 2012
(in millions)		Fair Value of Assets (Liabilities)	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fixed-income securities:
Corporate bonds	(1)	$14.5	$—	$14.5	$—
U.S. Treasury securities	(2)	13.3	13.3	—	—
Mortgage-backed securities	(1)	9.9	—	9.9	—
Derivatives:
Commodities futures, swaps & options	(3)	(0.1)	—	(0.1)	—
Equity forwards	(4)	2.8	—	2.8	—
Interest rate locks & swaps	(5)	(41.7)	—	(41.7)	—
Foreign currency forwards	(6)	0.5	—	0.5	—
Total		$(0.8)	$13.3	$(14.1)	$—

Items Measured at Fair Value at May 29, 2011
(in millions)		Fair Value of Assets (Liabilities)	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fixed-income securities:
Corporate bonds	(1)	$16.6	$—	$16.6	$—
U.S. Treasury securities	(2)	10.6	10.6	—	—
Mortgage-backed securities	(1)	4.9	—	4.9	—
Derivatives:
Commodities futures, swaps & options	(3)	0.7	—	0.7	—
Equity forwards	(4)	0.9	—	0.9	—
Interest rate locks & swaps	(5)	(19.6)	—	(19.6)	—
Foreign currency forwards	(6)	0.6	—	0.6	—
Total		$14.7	$10.6	$4.1	$—

(1)
The fair value of these securities is based on the closing market prices of the investments when applicable, or, alternatively, valuations utilizing market data and other observable inputs, inclusive of the risk of nonperformance.

(2)	The fair value of our U.S. Treasury securities is based on the closing market prices.

(3)	The fair value of our commodities futures, swaps and options is based on closing market prices of the contracts, inclusive of the risk of nonperformance.

(4)	The fair value of our equity forwards is based on the closing market value of Darden stock, inclusive of the risk of nonperformance.

(5)	The fair value of our interest rate lock and swap agreements is based on current and expected market interest rates, inclusive of the risk of nonperformance.

(6)	The fair value of our foreign currency forward contracts is based on the closing forward exchange market prices, inclusive of the risk of nonperformance.

Fair Values of Non-Financial Assets Measured at Fair Value on Non-Recurring Basis
The following table summarizes the fair values of non-financial assets measured at fair value on a non-recurring basis at May 27, 2012:

		Items Measured at Fair Value
(in millions)		Fair Value of Assets	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Long-lived assets held for disposal	(1)	$3.2	$—	$—	$3.2
Long-lived assets held and used	(2)	0.7	—	—	0.7
Total		$3.9	$—	$—	$3.9

(1)
 In accordance with the provisions of ASC Topic 360, Property, Plant and Equipment, during fiscal 2012, long-lived assets held for disposal with a carrying amount of $3.5 million were written down to their fair value of $3.2 million, based on a review of comparable assets, resulting in an impairment charge of $0.3 million, which was included in losses from discontinued operations.

(2)
In accordance with the provisions of ASC Topic 360, Property, Plant and Equipment, during fiscal 2012, long-lived assets held and used with a carrying amount of $1.1 million were written down to their fair value of $0.7 million, based on a review of comparable assets, resulting in an impairment charge of $0.4 million, which was included in earnings from continuing operations.

The following table summarizes the fair values of non-financial assets measured at fair value on a non-recurring basis at May 29, 2011:

		Items Measured at Fair Value
(in millions)		Fair Value of Assets	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Long-lived assets held for disposal	(1)	$4.4	$—	$—	$4.4
Long-lived assets held and used	(2)	0.7	—	—	0.7
Total		$5.1	$—	$—	$5.1

(1)
 In accordance with the provisions of ASC Topic 360, Property, Plant and Equipment, during fiscal 2011, long-lived assets held for disposal with a carrying amount of $7.0 million were written down to their fair value of $4.4 million, based on a review of comparable assets, resulting in an impairment charge of $2.6 million, of which $1.9 million was included in earnings from continuing operations and $0.7 million was included in losses from discontinued operations.

(2)
In accordance with the provisions of ASC Topic 360, Property, Plant and Equipment, during fiscal 2011, long-lived assets held and used with a carrying amount of $2.8 million were written down to their fair value of $0.7 million, based on a review of comparable assets, resulting in an impairment charge of $2.1 million, which was included in earnings from continuing operations.

Financial Instruments (Tables)	12 Months Ended
May 27, 2012
Fair Value Disclosures [Abstract]
Available-For-Sale Securities At Market Value
The following table summarizes cost and market value for our securities that qualify as available-for-sale as of May 27, 2012:

(in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Market Value
Available-for-sale securities	$37.2	$0.5	$—	$37.7

Scheduled Maturities Of Available-For-Sale Securities
Earnings include insignificant realized gains and loss from sales of available-for-sale securities. At May 27, 2012, the scheduled maturities of our available-for-sale securities are as follows:

(in millions)	Cost	Market Value
Less than 1 year	$4.7	$4.7
1 to 3 years	22.8	23.2
3 to 5 years	9.7	9.8
Total	$37.2	$37.7

Stockholders' Equity (Tables)	12 Months Ended
May 27, 2012
Stockholders' Equity Note [Abstract]
Share Repurchase Authorizations And Cumulative Share Repurchases
Share repurchase authorizations and cumulative share repurchases under these authorizations, are as follows:

(in millions)	May 27, 2012
Share repurchase authorizations	187.4
Cumulative shares repurchased	170.9

Total Shares And Related Cost Of Common Stock Repurchased
The total shares and related cost of our common stock we repurchased was as follows:

(in millions)	Fiscal Year
	2012		2011		2010
	Shares	Cost	Shares	Cost	Shares	Cost
Treasury stock repurchases	8.2	$375.1	8.6	$385.5	2.0	$85.1

Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income (loss), net of tax, are as follows:

(in millions)	Foreign Currency Translation Adjustment	Unrealized Gains (Losses) on Marketable Securities	Unrealized Gains (Losses) on Derivatives	Benefit Plan Funding Position	Accumulated Other Comprehensive Income
Balances at May 30, 2010	$(2.2)	$0.3	$1.1	$(70.3)	$(71.1)
Gain (loss)	1.8	0.2	(5.1)	10.7	7.6
Reclassification realized in net earnings	—	—	(0.1)	3.8	3.7
Balances at May 29, 2011	$(0.4)	$0.5	$(4.1)	$(55.8)	$(59.8)
Gain (loss)	(1.2)	(0.1)	(47.9)	(45.6)	(94.8)
Reclassification realized in net earnings	—	—	2.3	5.7	8.0
Balances at May 27, 2012	$(1.6)	$0.4	$(49.7)	$(95.7)	$(146.6)

Leases (Tables)	12 Months Ended
May 27, 2012
Leases [Abstract]
Analysis Of Rent Expense
An analysis of rent expense incurred related to restaurants in continuing operations is as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Restaurant minimum rent	$130.9	$120.6	$111.7
Restaurant percentage rent	5.6	5.3	5.1
Restaurant rent averaging expense	12.9	11.1	10.0
Transportation equipment	3.5	3.2	3.3
Office equipment	0.6	0.4	0.8
Office space	1.0	0.9	4.5
Warehouse space	0.6	0.5	0.5
Total rent expense	$155.1	$142.0	$135.9

Annual Future Lease Commitments
The annual future lease commitments under capital lease obligations and noncancelable operating leases, including those related to restaurants reported as discontinued operations, for each of the five fiscal years subsequent to May 27, 2012 and thereafter is as follows:

(in millions)
Fiscal Year	Capital	Operating
2013	$5.2	$151.5
2014	5.4	142.0
2015	5.5	130.0
2016	5.6	114.5
2017	5.8	96.3
Thereafter	67.2	302.5
Total future lease commitments	$94.7	$936.8
Less imputed interest (at 6.5%)	(38.7)
Present value of future lease commitments	$56.0
Less current maturities	(1.6)
Obligations under capital leases, net of current maturities	$54.4

Interest, Net (Tables)	12 Months Ended
May 27, 2012
Interest Income (Expense), Net [Abstract]
Components Of Interest
The components of interest, net are as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Interest expense	$102.7	$93.7	$95.7
Imputed interest on capital leases	3.7	3.8	3.9
Capitalized interest	(3.9)	(3.0)	(4.4)
Interest income	(0.9)	(0.9)	(1.3)
Interest, net	$101.6	$93.6	$93.9

Computation Of Capitalized Interest
Capitalized interest was computed using our average borrowing rate. Interest paid, net of amounts capitalized was as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Interest paid, net of amounts capitalized	$94.8	$98.3	$95.3

Income Taxes (Tables)	12 Months Ended
May 27, 2012
Income Tax Disclosure [Abstract]
Allocation Of Total Income Tax Expense
Total income tax expense was allocated as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Earnings from continuing operations	$161.5	$168.9	$136.6
Losses from discontinued operations	(0.7)	(1.5)	(1.5)
Total consolidated income tax expense	$160.8	$167.4	$135.1

Components Of Earnings Before Income Tax And Provision For Income Taxes
The components of earnings before income taxes from continuing operations and the provision for income taxes thereon are as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Earnings from continuing operations before income taxes:
U.S.	$621.4	$631.4	$534.5
Canada	16.6	16.2	9.1
Earnings from continuing operations before income taxes	$638.0	$647.6	$543.6
Income taxes:
Current:
Federal	$97.0	$121.9	$126.5
State and local	26.0	17.5	28.7
Canada	2.4	0.1	0.1
Total current	$125.4	$139.5	$155.3
Deferred (principally U.S.):
Federal	37.6	28.3	(10.6)
State and local	(1.5)	1.1	(8.1)
Total deferred	$36.1	$29.4	$(18.7)
Total income taxes	$161.5	$168.9	$136.6

Income Taxes Paid	Income taxes paid were as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Income taxes paid	$123.5	$126.4	$94.8

Effective Income Tax Rate Reconciliation
The following table is a reconciliation of the U.S. statutory income tax rate to the effective income tax rate from continuing operations included in the accompanying consolidated statements of earnings:

	Fiscal Year
	2012	2011	2010
U.S. statutory rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal tax benefits	2.5	1.8	2.5
Benefit of federal income tax credits	(11.1)	(8.3)	(8.7)
Other, net	(1.1)	(2.4)	(3.7)
Effective income tax rate	25.3%	26.1%	25.1%

Schedule of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits follows:

(in millions)
Balances at May 29, 2011	$21.9
Additions to tax positions recorded during the current year	2.7
Reductions to tax positions due to settlements with taxing authorities	(2.2)
Reductions to tax positions due to statute expiration	(6.7)
Balances at May 27, 2012	$15.7

Interest Expense On Unrecognized Tax Benefits
Interest expense associated with unrecognized tax benefits, excluding the release of accrued interest related to prior year matters due to settlement or the lapse of the statute of limitations was as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Interest expense on unrecognized tax benefits	$0.4	$1.6	$2.5

Tax Effects On Deferred Tax Assets And Liabilities
The tax effects of temporary differences that give rise to deferred tax assets and liabilities are as follows:

(in millions)	May 27, 2012	May 29, 2011
Accrued liabilities	$65.9	$46.2
Compensation and employee benefits	221.2	193.6
Deferred rent and interest income	61.3	55.1
Other	23.4	15.9
Gross deferred tax assets	$371.8	$310.8
Trademarks and other acquisition related intangibles	(175.3)	(178.0)
Buildings and equipment	(363.3)	(314.3)
Capitalized software and other assets	(15.1)	(12.0)
Other	(6.5)	(6.3)
Gross deferred tax liabilities	$(560.2)	$(510.6)
Net deferred tax liabilities	$(188.4)	$(199.8)

Retirement Plans (Tables)	12 Months Ended
May 27, 2012
Compensation and Retirement Disclosure [Abstract]
Funding Of Defined Benefit Pension Plans And Postretirement Benefit Plans
Fundings related to the defined benefit pension plans and postretirement benefit plans, which are funded on a pay-as-you-go basis, were as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Defined benefit pension plans funding	$22.2	$12.9	$0.4
Postretirement benefit plan funding	0.5	0.3	0.6

Change In Benefit Obligation
The following provides a reconciliation of the changes in the plan benefit obligation, fair value of plan assets and the funded status of the plans as of May 27, 2012 and May 29, 2011:

(in millions)	Defined Benefit Plans		Postretirement Benefit Plan
	2012	2011	2012	2011
Change in Benefit Obligation:
Benefit obligation at beginning of period	$215.8	$200.2	$27.0	$38.9
Service cost	5.1	5.9	0.8	0.9
Interest cost	9.6	9.5	1.5	2.3
Plan amendments	—	—	—	—
Participant contributions	—	—	0.3	0.4
Benefits paid	(9.8)	(8.9)	(0.8)	(0.7)
Actuarial loss (gain)	53.7	9.1	0.8	(14.8)
Benefit obligation at end of period	$274.4	$215.8	$29.6	$27.0

Change In Plan Assets

Change in Plan Assets:
Fair value at beginning of period	$187.4	$154.6	$—	$—
Actual return on plan assets	3.7	28.8	—	—
Employer contributions	22.2	12.9	0.5	0.3
Participant contributions	—	—	0.3	0.4
Benefits paid	(9.8)	(8.9)	(0.8)	(0.7)
Fair value at end of period	$203.5	$187.4	$—	$—

Reconciliation Of The Plan's Funded Status

Reconciliation of the Plans’ Funded Status:
Unfunded status at end of period	$(70.9)	$(28.4)	$(29.6)	$(27.0)

Funded Status And Amounts Recognized In Accumulated Other Comprehensive Income (Loss)
The following is a detail of the balance sheet components of each of our plans and a reconciliation of the amounts included in accumulated other comprehensive income (loss):

(in millions)	Defined Benefit Plans		Postretirement Benefit Plan
	May 27, 2012	May 29, 2011	May 27, 2012	May 29, 2011
Components of the Consolidated Balance Sheets:
Current liabilities	$—	$0.4	$—	$0.7
Non-current liabilities	70.9	28.0	29.6	26.3
Net amounts recognized	$70.9	$28.4	$29.6	$27.0
Amounts Recognized in Accumulated Other Comprehensive Income (Loss), net of tax:
Prior service (cost) credit	$(0.2)	$(0.3)	$0.1	$0.1
Net actuarial loss	(87.4)	(50.5)	(1.9)	(1.3)
Net amounts recognized	$(87.6)	$(50.8)	$(1.8)	$(1.2)

Accumulated Benefit Obligations In Excess Of Plan Assets
The following is a summary of our accumulated and projected benefit obligations:

(in millions)	May 27, 2012	May 29, 2011
Accumulated benefit obligation for all pension plans	$265.0	$211.8
Pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	265.0	211.8
Fair value of plan assets	203.5	187.4
Projected benefit obligations for all plans with projected benefit obligations in excess of plan assets	274.4	215.8

Weighted-Average Assumptions Used
The following table presents the weighted-average assumptions used to determine benefit obligations and net expense:

	Defined Benefit Plans		Postretirement Benefit Plan
	2012	2011	2012	2011
Weighted-average assumptions used to determine benefit obligations at May 27 and May 29 (1)
Discount rate	4.35%	5.37%	4.52%	5.46%
Rate of future compensation increases	4.22%	3.75%	N/A	N/A
Weighted-average assumptions used to determine net expense for fiscal years ended May 27 and May 29 (2)
Discount rate	5.37%	5.89%	5.46%	5.98%
Expected long-term rate of return on plan assets	9.00%	9.00%	N/A	N/A
Rate of future compensation increases	3.75%	3.75%	N/A	N/A
(1)  Determined as of the end of fiscal year.
(2)  Determined as of the beginning of fiscal year.

Components Of Net Periodic Benefit Cost
Components of net periodic benefit cost included in continuing operations are as follows:

(in millions)	Defined Benefit Plans			Postretirement Benefit Plan
	2012	2011	2010	2012	2011	2010
Service cost	$5.1	$5.9	$4.9	$0.8	$0.9	$0.6
Interest cost	9.6	9.5	10.0	1.5	2.3	1.9
Expected return on plan assets	(17.8)	(16.6)	(16.4)	—	—	—
Amortization of unrecognized prior service cost	0.1	0.1	0.1	(0.1)	—	—
Recognized net actuarial loss	8.2	4.5	0.3	—	1.3	0.6
Net pension and postretirement cost (benefit)	$5.2	$3.4	$(1.1)	$2.2	$4.5	$3.1

Fair Values Of Defined Benefit Pension Plans Assets
The fair values of the defined benefit pension plans assets at their measurement dates of May 27, 2012 and May 29, 2011, are as follows:

		Items Measured at Fair Value at May 27, 2012
(in millions)		Fair Value of Assets (Liabilities)	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity:
U.S. Commingled Funds	(1)	$80.5	$—	$80.5	$—
International Commingled Funds	(2)	26.8	—	26.8	—
Emerging Market Commingled Funds	(3)	11.3	—	11.3	—
Real Estate Commingled Funds	(4)	10.0	—	10.0	—
Fixed-Income:
U.S. Treasuries	(5)	20.0	20.0	—	—
U.S. Corporate Securities	(5)	37.7	—	37.7	—
International Securities	(5)	2.7	—	2.7	—
Public Sector Utility Securities	(5)	10.4	—	10.4	—
Cash & Accruals		4.1	4.1	—	—
Total		$203.5	$24.1	$179.4	$—

(1)
U.S. commingled funds are comprised of investments in funds that purchase publicly traded U.S. common stock for total return purposes. Investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.

(2)
International commingled funds are comprised of investments in funds that purchase publicly traded non-U.S. common stock for total return purposes. Investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.

(3)
Emerging market commingled funds and developed market securities are comprised of investments in funds that purchase publicly traded common stock of non-U.S. companies for total return purposes. Funds are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.

(4)
Real estate commingled funds are comprised of investments in funds that purchase publicly traded common stock of real estate securities for purposes of total return. These investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.

(5)
Fixed income securities are comprised of investments in government and corporate debt securities. These securities are valued by the trustee at closing prices from national exchanges or pricing vendors on the valuation date.

		Items Measured at Fair Value at May 29, 2011
(in millions)		Fair Value of Assets (Liabilities)	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity:
U.S. & International	(1)	$37.9	$37.9	$—	$—
U.S. Mutual & Commingled Funds	(2)	22.1	1.6	20.5	—
Developed Market Equity Funds	(3)	19.7	11.7	8.0	—
Emerging Market Equity Funds	(3)	6.9	—	6.9	—
Private Equity Partnerships	(4)	25.6	—	—	25.6
Private Equity Securities	(5)	—	—	—	—
Fixed-Income:
Fixed-income Securities	(6)	43.2	38.3	4.9	—
Energy & Real Estate Public Sector	(7)	9.1	—	4.8	4.3
Real Asset Commingled Funds	(8)	4.0	—	4.0	—
Real Asset Private Funds	(9)	10.8	—	—	10.8
Cash & Accruals		8.1	8.1	—	—
Total		$187.4	$97.6	$49.1	$40.7

(1)
U.S. equity securities and international equity securities are comprised of investments in common stock of U.S. and non-U.S. companies for total return purposes. These investments are valued by the trustee at closing prices from national exchanges on the valuation date.

(2)
U.S. mutual and commingled funds are comprised of investments in funds that purchase publicly traded U.S. common stock for total return purposes. Investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments.

(3)
Emerging market equity funds and developed market securities are comprised of investments in funds that purchase publicly traded common stock of non-U.S. companies for total return purposes. Funds are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments.

(4)
Private equity partnerships are comprised of investments in limited partnerships that invest in private companies for total return purposes. The investments are valued at fair value which is generally based on the net asset value or capital balance as reported by the partnerships subject to the review and approval of the investment managers and their consultants. As there is not a liquid market for some of these investments, realization of the estimated fair value of such investments is dependent upon transactions between willing sellers and buyers.

(5)
Private equity securities are comprised of investments in publicly traded common stock that were received as a distribution from a private equity partnership as well as equity investments in private companies for total return purposes. Stocks received from private equity distributions are valued by the trustee at closing prices from national exchanges on the valuation date. Investments in private companies are valued by management based upon information provided by the respective third-party investment manager who considers factors such as the cost of the investment, most recent round of financing, and expected future cash flows

(6)
Fixed income securities are comprised of investments in government and corporate debt securities. These securities are valued by the trustee at closing prices from national exchanges or pricing vendors on the valuation date. Unlisted investments are valued at prices quoted by various national markets, fixed income pricing models and/or independent financial analysts.

(7)
Energy and real estate securities are comprised of investments in publicly traded common stock of energy companies and real estate investment trusts for purposes of total return. These securities are valued by the trustee at closing prices from national exchanges on the valuation date. Unlisted investments are valued at prices quoted by various national markets and publications and/or independent financial analysts.

(8)
Real asset commingled funds are comprised of investments in funds that purchase publicly traded common stock of energy companies or real estate investment trusts for purposes of total return. These investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments.

(9)
Real asset private funds are comprised of interests in limited partnerships that invest in private companies in the energy industry and private real estate properties for purposes of total return. These interests are valued at fair value which is generally based on the net asset value or capital balance as reported by the partnerships subject to the review and approval of the investment managers and their consultants. As there is not a liquid market for some of these investments, realization of the estimated fair value of such investments is dependent upon transactions between willing sellers and buyers.

Changes In Level 3 Investments For Defined Benefit Pension Plans
The following table presents the changes in Level 3 investments for the defined benefit pension plans at May 27, 2012:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(in millions)	Private Equity Partnerships	Private Equity Securities	Energy & Real Estate Public Sector	Real Asset Private Funds	Total
Beginning balance at May 29, 2011	$25.6	$—	$4.3	$10.8	$40.7
Actual return on plan assets:
Relating to assets still held at the reporting date	—	—	—	—	—
Relating to assets sold during the period	0.3	—	—	—	0.3
Purchases, sales and settlements	(25.9)	—	(4.3)	(10.8)	(41.0)
Transfers in and/or out of Level 3	—	—	—	—	—
Ending balance at May 27, 2012	$—	$—	$—	$—	$—
The following table presents the changes in Level 3 investments for the defined benefit pension plans at May 29, 2011:
	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(in millions)	Private Equity Partnerships	Private Equity Securities	Energy & Real Estate Public Sector	Real Asset Private Funds	Total
Beginning balance at May 30, 2010	$22.9	$0.1	$4.2	$9.2	$36.4
Actual return on plan assets:
Relating to assets still held at the reporting date	2.8	(0.1)	0.1	0.3	3.1
Relating to assets sold during the period	2.0	—	—	0.6	2.6
Purchases, sales, and settlements	(2.1)	—	—	0.7	(1.4)
Transfers in and/or out of Level 3	—	—	—	—	—
Ending balance at May 29, 2011	$25.6	$—	$4.3	$10.8	$40.7

Expected Benefit Payments
The following benefit payments are expected to be paid between fiscal 2013 and fiscal 2022:

(in millions)	Defined Benefit Plans	Postretirement Benefit Plan
2013	$10.0	$0.7
2014	10.4	0.7
2015	10.9	0.8
2016	11.5	0.9
2017	12.4	0.9
2018-2022	74.6	6.0

Stock-Based Compensation (Tables)	12 Months Ended
May 27, 2012
Share-based Compensation [Abstract]
Recognized Stock-Based Compensation Expense
Stock-based compensation expense included in continuing operations was as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Stock options	$19.0	$20.7	$20.2
Restricted stock/restricted stock units	4.3	9.9	10.2
Darden stock units	17.1	17.1	13.1
Performance stock units	12.6	15.6	6.8
Employee stock purchase plan	1.8	1.9	1.8
Director compensation program/other	1.3	1.4	1.4
	$56.1	$66.6	$53.5

Summary Of Stock Option Activity
The following table presents a summary of our stock option activity as of and for the year ended May 27, 2012:

	Options (in millions)	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life (Yrs)	Aggregate Intrinsic Value (in millions)
Outstanding beginning of period	13.0	$32.77	5.53	$235.6
Options granted	1.6	51.06
Options exercised	(2.2)	28.12
Options canceled	(0.1)	35.71
Outstanding end of period	12.3	$36.05	5.58	209.3
Exercisable	7.2	$32.28	3.90	$150.0

Summary Of Restricted Stock And RSU Activity
The following table presents a summary of our restricted stock and RSU activity as of and for the fiscal year ended May 27, 2012:

	Shares (in millions)	Weighted-Average Grant Date Fair Value Per Share
Outstanding beginning of period	0.6	$29.36
Shares granted	0.1	46.71
Shares vested	(0.4)	34.44
Outstanding end of period	0.3	$39.63

Summary Of Darden Stock Unit Activity
The following table presents a summary of our Darden stock unit activity as of and for the fiscal year ended May 27, 2012:

	Units (in millions)	Weighted-Average Fair Value Per Unit
Outstanding beginning of period	1.9	$50.92
Units granted	0.6	50.08
Units vested	(0.3)	48.74
Units canceled	(0.1)	39.38
Outstanding end of period	2.1	$53.06

Summary Of Performance Stock Unit Activity
The following table presents a summary of our performance stock unit activity as of and for the fiscal year ended May 27, 2012:

	Units (in millions)	Weighted-Average Fair Value Per Unit
Outstanding beginning of period	1.0	$37.91
Units granted	0.3	51.45
Units vested	(0.2)	50.42
Units canceled	—	—
Outstanding end of period	1.1	$39.33

Quarterly Data (Tables)	12 Months Ended
May 27, 2012
Quarterly Financial Data [Abstract]
Schedule Of Unaudited Quarterly Data
The following table summarizes unaudited quarterly data for fiscal 2012 and fiscal 2011:

	Fiscal 2012 - Quarters Ended
(in millions, except per share data)	Aug. 28	Nov. 27	Feb. 26	May 27	Total
Sales	$1,942.0	$1,831.5	$2,159.7	$2,065.6	$7,998.7
Earnings before income taxes	147.0	72.5	217.8	200.7	638.0
Earnings from continuing operations	106.8	54.1	164.1	151.6	476.5
Losses from discontinued operations, net of tax	(0.2)	(0.4)	—	(0.4)	(1.0)
Net earnings	106.6	53.7	164.1	151.2	475.5
Basic net earnings per share:
Earnings from continuing operations	0.80	0.42	1.28	1.18	3.66
Losses from discontinued operations	—	(0.01)	—	—	(0.01)
Net earnings	0.80	0.41	1.28	1.18	3.65
Diluted net earnings per share:
Earnings from continuing operations	0.78	0.41	1.25	1.15	3.58
Losses from discontinued operations	—	(0.01)	—	—	(0.01)
Net earnings	0.78	0.40	1.25	1.15	3.57
Dividends paid per share	0.43	0.43	0.43	0.43	1.72
Stock price:
High	53.81	49.20	51.90	55.84	55.84
Low	43.85	40.69	41.65	48.49	40.69

	Fiscal 2011 - Quarters Ended
(in millions, except per share data)	Aug. 29	Nov. 28	Feb. 27	May 29	Total
Sales	$1,806.7	$1,726.2	$1,976.8	$1,990.4	$7,500.2
Earnings before income taxes	159.1	103.2	199.1	186.2	647.6
Earnings from continuing operations	113.3	75.8	151.7	138.0	478.7
Losses from discontinued operations, net of tax	(0.2)	(1.3)	(0.5)	(0.6)	(2.4)
Net earnings	113.1	74.5	151.2	137.4	476.3
Basic net earnings per share:
Earnings from continuing operations	0.82	0.55	1.11	1.02	3.50
Losses from discontinued operations	—	(0.01)	—	—	(0.02)
Net earnings	0.82	0.54	1.11	1.02	3.48
Diluted net earnings per share:
Earnings from continuing operations	0.80	0.54	1.08	1.00	3.41
Losses from discontinued operations	—	(0.01)	—	(0.01)	(0.02)
Net earnings	0.80	0.53	1.08	0.99	3.39
Dividends paid per share	0.32	0.32	0.32	0.32	1.28
Stock price:
High	45.04	49.99	50.84	52.12	52.12
Low	37.08	41.03	45.07	45.51	37.08

Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended									0 Months Ended		12 Months Ended
	May 27, 2012 years months resturants	Nov. 14, 2011	May 29, 2011	May 30, 2010	May 27, 2012 Minimum Y	May 27, 2012 Maximum Y	May 27, 2012 Building Y	May 27, 2012 Equipment Y	May 27, 2012 Capitalized Software Y	May 27, 2012 Definite-Lived Intangible Assets Y	May 30, 2010 Segment, Discontinued Operations LongHorn Steakhouse resturants	May 29, 2011 Segment, Discontinued Operations Red Lobster resturants	May 30, 2010 Segment, Discontinued Operations Red Lobster resturants	May 28, 2008 Segment, Discontinued Operations Bahama Breeze Restaurants resturants	May 27, 2007 Segment, Discontinued Operations Bahama Breeze Restaurants resturants	Nov. 14, 2011 Eddie Vs Prime Seafood resturants	Nov. 14, 2011 Wildfish Seafood Grille resturants	May 27, 2012 Lease Agreements years	May 27, 2012 Puerto Rico LongHorn Steakhouse Franchised Units resturants	May 27, 2012 Japan Red Lobster Franchised Units resturants	May 27, 2012 United Arab Emirates Red Lobster Franchised Units resturants
Number of restaurants (restaurants)	3										3	2	3	9	9				5	22	1
Number of resturants acquired (restaurants)																8	3
Cash paid to acquire restaurants		$ 58.5
Estimated useful life of property, plant and equipment, minimum (years)	5						7	2
Estimated useful life of property, plant and equipment, maximum (years)	23						40	10
Acquired finite-lived intangible asset, weighted average useful life (years)																		16
Business combination, integration related costs	2.9
Finite lived intangible assets, useful life minimum (years)									3	1
Finite lived intangible assets, useful life maximum (years)									10	20
Future Amortization Expense, Year One	10
Future Amortization Expense, Year Two	10
Future Amortization Expense, Year Three	10
Future Amortization Expense, Year Four	10
Future Amortization Expense, Year Five	10
Maximum write down of goodwill, other indefinite lived intangible assets and any other assets to cause leverage ratio to exceed permitted maximum	850
Minimum eligible amount for maintenance of worker's compensation liability	0.5
Minimum eligible amount for maintenance of general liability claims	0.5
Revenue recognition gift cards breakage redeemption period (years)	10 years
Renewal period of lease arrangements (years)					5	20
Aggregate cumulative translation losses	$ 1.6		$ 0.4	$ 2.2

Summary of Significant Accounting Policies (Preliminary Estimated Fair Values of Acquisition) (Details) (USD $) In Millions, unless otherwise specified	Nov. 14, 2011 Preliminary	May 27, 2012 Adjustments	May 27, 2012 Final Adjusted
Business Acquisition [Line Items]
Current assets	$ 1.7	$ (0.3)	$ 1.4
Buildings and equipment	26.8	(0.4)	26.4
Trademarks	17	(6.1)	10.9
Other assets	2.9	(0.4)	2.5
Goodwill	16.6	5.5	22.1
Total assets acquired	65	(1.7)	63.3
Current liabilities	4.5	0	4.5
Other liabilities	1.3	(1)	0.3
Total liabilities assumed	5.8	(1)	4.8
Net assets acquired	$ 59.2	$ (0.7)	$ 58.5

Summary Of Significant Accounting Policies (Depreciation And Amortization Expense From Continuing Operations Related To Land, Buildings And Equipment) (Details) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization on buildings and equipment	$ 349.1	$ 316.8	$ 300.9
Losses on disposal of land, buildings and equipment	7.1	6.9	0.3
Buildings And Equipment
Property, Plant and Equipment [Line Items]
Depreciation and amortization on buildings and equipment	$ 340.6	$ 308.7	$ 293.2

Summary Of Significant Accounting Policies (Capitalized Software Costs And Related Accumulated Amortization) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Accounting Policies [Abstract]
Capitalized software	$ 84.3	$ 79.9
Accumulated amortization	(63.4)	(56.1)
Capitalized software, net of accumulated amortization	$ 20.9	$ 23.8

Summary Of Significant Accounting Policies (Costs And Accumulated Amortization Of Acquired Definite-Lived Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Accounting Policies [Abstract]
Other definite-lived intangibles	$ 13.2	$ 11.1
Accumulated amortization	(6.2)	(5.6)
Other definite-lived intangible assets, net of accumulated amortization	7	5.5
Below-market leases	24	25.3
Accumulated amortization	(7.1)	(8.6)
Below market-leases, net of accumulated amortization	16.9	16.7
Above-market leases	(8.6)	(8.4)
Accumulated amortization	2.3	1.8
Above-market leases, net of accumulated amortization	$ (6.3)	$ (6.6)

Summary Of Significant Accounting Policies (Amortization Expense Associated With Capitalized Software And Other Definite Lived Intangibles) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Accounting Policies [Abstract]
Amortization expense - capitalized software	$ 7.8	$ 7.7	$ 7.3
Amortization expenses - other definite-lived intangibles	$ 0.7	$ 0.4	$ 0.4

Summary Of Significant Accounting Policies (Amortization Expense Related To Acquired Definite-Lived Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Accounting Policies [Abstract]
Restaurant expense - below-market leases	$ 1.8	$ 2.2	$ 2.6
Restaurant expense - above-market leases	$ (0.5)	$ (0.5)	$ (0.5)

Summary Of Significant Accounting Policies (Goodwill And Trademark Balances) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012		May 29, 2011
Goodwill	$ 538.6		$ 517.1
Trademarks	464.9		454
The Capital Grille
Goodwill	401.8		402.1
Trademarks	147		147
LongHorn Steakhouse
Goodwill	49.5		49.8
Trademarks	307		307
Olive Garden
Goodwill	30.2	[1]	30.2	[1]
Red Lobster
Goodwill	35	[1]	35	[1]
Eddie Vs Prime Seafood
Goodwill	22.1		0
Trademarks	$ 10.9		$ 0

[1]	Goodwill related to Olive Garden and Red Lobster is associated with the RARE acquisition and the direct benefits derived by Olive Garden and Red Lobster as a result of the RARE acquisition.

Summary Of Significant Accounting Policies (Advertising Expenses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Accounting Policies [Abstract]
Advertising expense	$ 357.2	$ 340.2	$ 311.9

Summary Of Significant Accounting Policies (Stock-Based Compensation) (Details) (USD $)	12 Months Ended
	May 27, 2012 Y	May 29, 2011 Y	May 30, 2010 Y
Accounting Policies [Abstract]
Weighted-average fair value (dollars per share)	$ 14.31	$ 12.88	$ 10.74
Dividend yield (percentage)	3.50%	3.00%	2.80%
Expected volatility of stock (percentage)	39.40%	39.10%	40.60%
Risk-free interest rate (percentage)	2.10%	2.20%	3.00%
Expected option life (years)	6.5	6.7	6.6

Summary Of Significant Accounting Policies (Basic And Diluted Earnings Per Common Share) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 29, 2011	Feb. 27, 2011	Nov. 28, 2010	Aug. 29, 2010	May 27, 2012	May 29, 2011	May 30, 2010
Accounting Policies [Abstract]
Earnings from continuing operations	$ 151.6	$ 164.1	$ 54.1	$ 106.8	$ 138	$ 151.7	$ 75.8	$ 113.3	$ 476.5	$ 478.7	$ 407
Losses from discontinued operations	(0.4)	0	(0.4)	(0.2)	(0.6)	(0.5)	(1.3)	(0.2)	(1)	(2.4)	(2.5)
Net earnings	$ 151.2	$ 164.1	$ 53.7	$ 106.6	$ 137.4	$ 151.2	$ 74.5	$ 113.1	$ 475.5	$ 476.3	$ 404.5
Average common shares outstanding - Basic (shares)									130.1	136.8	139.3
Effect of dilutive stock-based compensation (shares)									3.1	3.5	3.1
Average common shares outstanding - Diluted (shares)									133.2	140.3	142.4
Earnings from continuing operations, Basic (dollars per share)	$ 1.18	$ 1.28	$ 0.42	$ 0.8	$ 1.02	$ 1.11	$ 0.55	$ 0.82	$ 3.66	$ 3.5	$ 2.92
Losses from discontinued operations, Basic (dollars per share)	$ 0	$ 0	$ (0.01)	$ 0	$ 0	$ 0	$ (0.01)	$ 0	$ (0.01)	$ (0.02)	$ (0.02)
Net earnings	$ 1.18	$ 1.28	$ 0.41	$ 0.8	$ 1.02	$ 1.11	$ 0.54	$ 0.82	$ 3.65	$ 3.48	$ 2.9
Earnings from continuing operations, Diluted (dollars per share)	$ 1.15	$ 1.25	$ 0.41	$ 0.78	$ 1	$ 1.08	$ 0.54	$ 0.8	$ 3.58	$ 3.41	$ 2.86
Losses from discontinued operations, Diluted (dollars per share)	$ 0	$ 0	$ (0.01)	$ 0	$ (0.01)	$ 0	$ (0.01)	$ 0	$ (0.01)	$ (0.02)	$ (0.02)
Net earnings	$ 1.15	$ 1.25	$ 0.4	$ 0.78	$ 0.99	$ 1.08	$ 0.53	$ 0.8	$ 3.57	$ 3.39	$ 2.84

Summary Of Significant Accounting Policies (Restricted Stock And Options To Purchase Shares Of Common Stock Excluded From Calculation Of Diluted Earnings Per Share) (Details)
In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Accounting Policies [Abstract]
Anti-dilutive restricted stock and options (shares)	2.6	1.2	3.3

Discontinued Operations Discontinued Operations (Narrative) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012 resturants	May 29, 2011	May 28, 2008 Segment, Discontinued Operations Bahama Breeze Restaurants resturants	May 27, 2007 Segment, Discontinued Operations Bahama Breeze Restaurants resturants
Number of restaurants (restaurants)	3		9	9
Assets associated with discontinued operations included in land, buildings and equipment	$ 5.6	$ 7.8

Discontinued Operations (Schedule of Gain (Loss) From Discontinued Operations Recorded in Consolidated Statements Of Earnings) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 29, 2011	Feb. 27, 2011	Nov. 28, 2010	Aug. 29, 2010	May 27, 2012	May 29, 2011	May 30, 2010
Discontinued Operations and Disposal Groups [Abstract]
Sales									$ 0	$ 0	$ 0
Losses before income taxes									(1.7)	(3.9)	(4)
Income tax benefit									0.7	1.5	1.5
Net losses from discontinued operations	$ (0.4)	$ 0	$ (0.4)	$ (0.2)	$ (0.6)	$ (0.5)	$ (1.3)	$ (0.2)	$ (1)	$ (2.4)	$ (2.5)

Receivables, Net (Receivable From Various Parties) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Allowance for doubtful accounts	$ (0.3)	$ (0.3)
Retail outlet gift card sales
Receivables	33.4	25
Storage and distribution
Receivables	$ 6.5	$ 17.4

Asset Impairment, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012 resturants	May 29, 2011	May 30, 2010
Number of restaurants (restaurants)	3
Long-lived asset impairment charges	$ 0.5	$ 4.7	$ 6.2
Asset impairment charges, net of tax	$ 0.3	$ 2.9	$ 3.8
Segment, Discontinued Operations | Red Lobster
Number of restaurants (restaurants)		2	3
Segment, Discontinued Operations | LongHorn Steakhouse
Number of restaurants (restaurants)			3
Segment, Written Down | LongHorn Steakhouse
Number of restaurants (restaurants)			2
Segment, Written Down | Olive Garden
Number of restaurants (restaurants)			1

Land, Buildings And Equipment, Net (Components Of Land, Buildings And Equipment, Net) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Property, Plant and Equipment, Net [Abstract]
Land	$ 854.1	$ 799.6
Buildings	3,959.7	3,633.1
Equipment	1,701.2	1,511.3
Assets under capital leases	68.1	67.7
Construction in progress	142.5	155.7
Total land, buildings and equipment	6,725.6	6,167.4
Less accumulated depreciation and amortization	(2,758.3)	(2,533)
Less amortization associated with assets under capital leases	(16)	(12.4)
Land, buildings and equipment, net	$ 3,951.3	$ 3,622

Other Assets (Components Of Other Assets) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Other Assets [Abstract]
Trust-owned life insurance	$ 68.9	$ 67.5
Capitalized software costs, net	20.9	23.8
Liquor licenses	47.3	43.7
Acquired below-market leases, net	16.9	16.7
Loan costs, net	15.3	12.2
Marketable securities	33	18.4
Insurance-related	16.7	16.5
Miscellaneous	12.8	10.9
Total other assets	$ 231.8	$ 209.7

Short-Term Debt (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Short-term Debt [Abstract]
Short-term debt, interest rate (percentage)	0.32%	0.30%
Short-term debt	$ 262.7	$ 185.5

Other Current Liabilities (Components Of Other Current Liabilities) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Liabilities, Current [Abstract]
Non-qualified deferred compensation plan	$ 201.4	$ 200.1
Sales and other taxes	60.6	61.5
Insurance-related	35.2	33.6
Employee benefits	59.7	42.6
Derivative liabilities	45.3	23.2
Accrued interest	15.6	14
Miscellaneous	36.6	34.3
Total other current liabilities	$ 454.4	$ 409.3

Long-Term Debt (Narrative) (Details) (USD $)	12 Months Ended						12 Months Ended					12 Months Ended	0 Months Ended	12 Months Ended				1 Months Ended				12 Months Ended		12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010	May 27, 2012 Senior Notes adjustments	Jun. 18, 2012 Senior Notes Issuance of Debt	May 27, 2012 Prior Revolving Credit Agreement Sub Limit	May 27, 2012 Prior Revolving Credit Agreement Revolving Credit Facility	May 27, 2012 New Revolving Credit Agreement	May 27, 2012 New Revolving Credit Agreement Letters of Credit	May 27, 2012 New Revolving Credit Agreement Commercial Paper	May 27, 2012 New Revolving Credit Agreement Sub Limit	May 27, 2012 New Revolving Credit Agreement Revolving Credit Facility	Oct. 11, 2011 4.500% Senior Notes Due October 2021 Senior Notes	May 27, 2012 4.500% Senior Notes Due October 2021 Senior Notes	May 27, 2012 5.625% Senior Notes Due October 2012 Senior Notes	May 27, 2012 6.200 Percent Senior Notes Due October 2017 Senior Notes	May 27, 2012 6.800% Senior Notes Due October 2037 Senior Notes	Jun. 18, 2012 3.790% Senior Notes Due August 2019 Senior Notes Issuance of Debt	Jun. 18, 2012 4.520% Senior Notes Due August 2024 Senior Notes Issuance of Debt	May 27, 2012 Libor New Revolving Credit Agreement Revolving Credit Facility	May 27, 2012 Base Rate Loans New Revolving Credit Agreement Revolving Credit Facility	May 27, 2012 Minimum New Revolving Credit Agreement	May 27, 2012 Maximum Senior Notes	May 27, 2012 Maximum New Revolving Credit Agreement
Maximum borrowing available under the credit facility							$ 750,000,000					$ 750,000,000
Total debt to total capitalization ratio							0.75					0.75
Line of credit facility, sub-limit amount						150,000,000					150,000,000	1,000,000,000
Expiration date of credit facility							September 20, 2012	October 3, 2016
Increase in credit facility												250,000,000
Base interest rate percentage of revolving credit facility in addition to federal funds rate (percentage)												0.50%
Applicable interest rate assuming a BBB equivalent credit rating level (percentage)																				1.08%	0.08%
Maximum amount of borrowings resulting in fluctuation of LIBOR or base rate												200,000,000
New Revolving Credit Agreement, unused capacity, commitment fee percentage (percentage)																						0.13%		0.25%
Amount outstanding under credit facility									70,900,000	262,700,000		0
Remaining credit available								416,400,000
Face amount of debt													400,000,000	400,000,000	350,000,000	500,000,000	300,000,000	80,000,000	220,000,000
Interest rate of debt (percentage)													4.50%	4.50%	5.63%	6.20%	6.80%	3.79%	4.52%
Payments of debt issuance costs	$ 5,100,000	$ 0	$ 0										$ 5,100,000
Percent of principal amount required to purchase new senior notes in event of control triggering event (percentage)													101.00%
Maturity date of debt														Oct 1, 2021	Oct 1, 2012	Oct 1, 2017	Oct 1, 2037	Aug 1, 2019	Aug 1, 2024
Maximum range of interest rate adjustment on funds borrowed (percentage)																							2.00%
Adjustments made to interest rates on funds borrowed				0
Percentage of maximum priority debt of consolidated tangible net worth (percentage)					20.00%

Long-Term Debt (Components Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011
Total long-term debt	$ 1,805.9	$ 1,408
Fair value hedge	3.2	3.7
Less issuance discount	(5.5)	(4.4)
Total long-term debt less issuance discount	1,803.6	1,407.3
Less current portion	(349.9)	0
Long-term debt, excluding current portion	1,453.7	1,407.3
5.625% Senior Notes Due October 2012
Total long-term debt	350	350
Debt instrument, interest rate, stated percentage (percentage)	5.63%
Maturity date of debt	Oct 1, 2012
7.125% Debentures Due February 2016
Total long-term debt	100	100
Debt instrument, interest rate, stated percentage (percentage)	7.13%
Maturity date of debt	Feb 1, 2016
6.200 Percent Senior Notes Due October 2017
Total long-term debt	500	500
Debt instrument, interest rate, stated percentage (percentage)	6.20%
Maturity date of debt	Oct 1, 2017
4.500% Senior Notes Due October 2021
Total long-term debt	400	0
6.000% Senior Notes Due August 2035
Total long-term debt	150	150
Debt instrument, interest rate, stated percentage (percentage)	6.00%
Maturity date of debt	Aug 1, 2035
6.800% Senior Notes Due October 2037
Total long-term debt	300	300
Debt instrument, interest rate, stated percentage (percentage)	6.80%
Maturity date of debt	Oct 1, 2037
ESOP Loan With Variable Rate Of Interest Due December 2018
Total long-term debt	$ 5.9	$ 8
Debt instrument, interest rate, stated percentage (percentage)	0.59%
Maturity date of debt	Dec 1, 2018

Long-Term Debt (Aggregate Maturities Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Long-term Debt, Unclassified [Abstract]
2013	$ 350
2014	0
2015	0
2016	100
2017	0
Thereafter	1,355.9
Long-term debt	$ 1,805.9	$ 1,408

Derivative Instruments And Hedging Activities (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended							12 Months Ended					12 Months Ended					12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010	May 27, 2012 Darden Stock Units	May 27, 2012 Darden Stock Units Minimum	May 27, 2012 Darden Stock Units Maximum	May 27, 2012 Employee-Directed Investments In Darden Stock Within The Non-Qualified Deferred Compensation Plan [Member]	May 27, 2012 Employee-Directed Investments In Darden Stock Within The Non-Qualified Deferred Compensation Plan [Member] Minimum	May 27, 2012 Employee-Directed Investments In Darden Stock Within The Non-Qualified Deferred Compensation Plan [Member] Maximum	May 27, 2012 5.625% Senior Notes Due October 2012 Senior Notes	May 27, 2012 4.500% Senior Notes Due October 2021 Senior Notes	Oct. 11, 2011 4.500% Senior Notes Due October 2021 Senior Notes	May 27, 2012 Natural Gas Contracts	May 27, 2012 Other Commodity Futures And Swap Contracts	May 27, 2012 Foreign Currency	May 27, 2012 Interest Rate Locks 5.625% Senior Notes Due October 2012	May 27, 2012 Interest Rate Swaps 5.625% Senior Notes Due October 2012	May 27, 2012 Forward Contracts Darden Stock Units	May 27, 2012 Forward Contracts Employee-Directed Investments In Darden Stock Within The Non-Qualified Deferred Compensation Plan [Member]	Aug. 29, 2009 Forward Contracts Interest Rate Swaps 5.625% Senior Notes Due October 2012
Derivative, maturity date													Sep 30, 2012	May 30, 2013
Contract expiration date															May 31, 2013			Aug 1, 2016
Notional amount of derivatives																$ 300	$ 250			$ 300
Gain loss on sale of derivatives recorded in net income and accumulated other comprehensive income																(53.7)
Accumulated other comprehensive income loss cumulative changes in net gain loss from cash flow hedges before tax																52.6
Interest rate of debt (percentage)										5.63%	4.50%	4.50%
Face amount of debt										350	400	400
Maturity date of debt										Oct 1, 2012	Oct 1, 2021
Derivative instruments, gain (loss) recognized in income, et	3.3	3.6	3.4
Minimum vesting period, in years (years)	1			4
Maximum vesting period, in years (years)	4			5
Forward contract indexed to issuer's equity, indexed shares (shares)							0.7											1.1
Common stock at forward contract rate (dollars per share)					$ 27.57	$ 45.66		$ 23.41	$ 50.19
Investment maturity date, range start																			2013
Investment maturity date, range end																			2016
Amount of gain (loss) reclassified from AOCI to Earnings (effective portion)	$ (7.4)

Derivative Instruments And Hedging Activities (Notional Values Of Derivative Contracts Designated And Not Designated As Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Designated as Hedging Instrument | Natural Gas
Derivative contracts designated as hedging instruments	$ 1.1	$ 3.8
Designated as Hedging Instrument | Other Commodities
Derivative contracts designated as hedging instruments	7.6	0
Designated as Hedging Instrument | Foreign Currency
Derivative contracts designated as hedging instruments	19.4	20.7
Designated as Hedging Instrument | Interest Rate Contract
Derivative contracts designated as hedging instruments	0	150
Designated as Hedging Instrument | Interest Rate Swaps
Derivative contracts designated as hedging instruments	550	350
Designated as Hedging Instrument | Equity Forwards
Derivative contracts designated as hedging instruments	21.7	18
Not Designated As Hedging Instrument | Natural Gas
Derivative contracts not designated as hedging instruments	0	7.7
Not Designated As Hedging Instrument | Other Commodities
Derivative contracts not designated as hedging instruments	0	12.7
Not Designated As Hedging Instrument | Equity Forwards
Derivative contracts not designated as hedging instruments	$ 50	$ 24

Derivative Instruments And Hedging Activities (Fair Value Of Derivative Contracts Designated And Not Designated As Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012		May 29, 2011
Derivative contracts, Derivative Assets	$ 6.8		$ 5.8
Derivative contracts, Derivative Liabilities	(45.3)		(23.2)
Designated As Hedging Instruments
Derivative contracts, Derivative Assets	4.9		4.7
Derivative contracts, Derivative Liabilities	(45.3)		(23.2)
Not Designated As Hedging Instrument
Derivative contracts, Derivative Assets	1.9		1.1
Derivative contracts, Derivative Liabilities	0		0
Commodity Contract | Designated As Hedging Instruments
Derivative contracts, Derivative Assets	0.3	[1]	0.1	[1]
Derivative contracts, Derivative Liabilities	(0.4)	[1]	0	[1]
Commodity Contract | Not Designated As Hedging Instrument
Derivative contracts, Derivative Assets	0	[1]	0.6	[1]
Derivative contracts, Derivative Liabilities	0	[1]	0	[1]
Forward Contracts | Designated As Hedging Instruments
Derivative contracts, Derivative Assets	0.9	[1]	0.4	[1]
Derivative contracts, Derivative Liabilities	0	[1]	0	[1]
Forward Contracts | Not Designated As Hedging Instrument
Derivative contracts, Derivative Assets	1.9	[1]	0.5	[1]
Derivative contracts, Derivative Liabilities	0	[1]	0	[1]
Interest Rate Contract | Designated As Hedging Instruments
Derivative contracts, Derivative Assets	3.2	[1]	3.6	[1]
Derivative contracts, Derivative Liabilities	(44.9)	[1]	(23.2)	[1]
Foreign Exchange Contract | Designated As Hedging Instruments
Derivative contracts, Derivative Assets	0.5	[1]	0.6	[1]
Derivative contracts, Derivative Liabilities	$ 0	[1]	$ 0	[1]

[1]	Derivative assets and liabilities are included in receivables, net, prepaid expenses and other current assets, and other current liabilities, as applicable, on our consolidated balance sheets.

Derivative Instruments And Hedging Activities (Effects Of Derivative Instruments In Cash Flow Hedging Relationships) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012		May 29, 2011		May 30, 2010
Amount of Gain (Loss) Recognized in AOCI (effective portion)	$ (77.2)		$ (9.9)		$ (4.6)
Amount of Gain (Loss) Reclassified from AOCI to Earnings (effective portion)	(3.8)		0.2		(2.2)
Amount of Gain (Loss) Recognized in Earnings (ineffective portion)	(0.1)	[1]	(0.3)	[1]	0.3	[1]
Commodity
Amount of Gain (Loss) Recognized in AOCI (effective portion)	(2.2)		(0.2)		(2.1)
Commodity | Cost of Sales
Amount of Gain (Loss) Reclassified from AOCI to Earnings (effective portion)	(1.7)	[2]	(0.9)	[2]	(3.8)	[2]
Amount of Gain (Loss) Recognized in Earnings (ineffective portion)	0	[1],[2]	0	[1],[2]	0	[1],[2]
Equity
Amount of Gain (Loss) Recognized in AOCI (effective portion)	(0.7)		2.6		3.9
Equity | Cost Of Sales And Selling General And Administrative Expense
Amount of Gain (Loss) Reclassified from AOCI to Earnings (effective portion)	0	[3]	0	[3]	0	[3]
Amount of Gain (Loss) Recognized in Earnings (ineffective portion)	0.6	[1],[3]	0.2	[1],[3]	0.3	[1],[3]
Interest Rate Contract
Amount of Gain (Loss) Recognized in AOCI (effective portion)	(75.2)		(12.2)		(7.7)
Interest Rate Contract | Interest, Net
Amount of Gain (Loss) Reclassified from AOCI to Earnings (effective portion)	(2.9)		0.7		0.5
Amount of Gain (Loss) Recognized in Earnings (ineffective portion)	(0.7)	[1]	(0.5)	[1]	0	[1]
Foreign Currency
Amount of Gain (Loss) Recognized in AOCI (effective portion)	0.9		(0.1)		1.3
Foreign Currency | Cost Of Sales And Selling General And Administrative Expense
Amount of Gain (Loss) Reclassified from AOCI to Earnings (effective portion)	0.8	[4]	0.4	[4]	1.1	[4]
Amount of Gain (Loss) Recognized in Earnings (ineffective portion)	$ 0	[1],[4]	$ 0	[1],[4]	$ 0	[1],[4]

[1]	Generally, all of our derivative instruments designated as cash flow hedges have some level of ineffectiveness, which is recognized currently in earnings. However, as these amounts are generally nominal and our consolidated financial statements are presented “in millions,” these amounts may appear as zero in this tabular presentation.
[2]	Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is food and beverage costs and restaurant expenses, which are components of cost of sales.
[3]	Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is restaurant labor expenses, which is a component of cost of sales, and selling, general and administrative expenses.
[4]	Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is food and beverage costs, which is a component of cost of sales, and selling, general and administrative expenses.

Derivative Instruments And Hedging Activities (Effects Of Derivative Instruments In Fair Value Hedging Relationships) (Details) (Interest, Net, Fair Value Hedging, USD $)
In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Interest Rate Contract
Amount of Gain (Loss) Recognized in Earnings on Derivatives	$ (0.4)	$ 0.2	$ 3.4
Debt
Amount of Gain (Loss) Recognized in Earnings on Related Hedged Item	$ 0.4	$ (0.2)	$ (3.4)

Derivative Instruments And Hedging Activities (Effects Of Derivatives Not Designated As Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012		May 29, 2011		May 30, 2010
Amount of Gain (Loss) Recognized in Earnings	$ 0.4		$ 7.2		$ 3.3
Commodity Contract | Cost of Sales
Amount of Gain (Loss) Recognized in Earnings	(7.9)	[1]	0.6	[1]	(0.2)	[1]
Forward Contracts | Cost of Sales
Amount of Gain (Loss) Recognized in Earnings	2.3	[2]	3.3	[2]	2.2	[2]
Forward Contracts | Selling, General And Administrative
Amount of Gain (Loss) Recognized in Earnings	$ 6		$ 3.3		$ 1.3

[1]	Location of the gain (loss) recognized in earnings is food and beverage costs and restaurant expenses, which are components of cost of sales.
[2]	Location of the gain (loss) recognized in earnings is restaurant labor expenses, which is a component of cost of sales.

Fair Value Measurements (Fair Values Of Financial Instruments Measured At Fair Value On Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012		May 29, 2011
Fixed-income securities, Corporate bonds and U.S Treasury securities	$ 37.7
Fair Value of assets (liabilities)
Fair value of assets (liabilities)			14.7
Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair value of assets (liabilities)			10.6
Significant Other Observable Inputs (Level 2)
Fair value of assets (liabilities)			4.1
Significant Unobservable Inputs (Level 3)
Fair value of assets (liabilities)			0
Fair Value, Measurements, Recurring | Fair Value of assets (liabilities)
Fair value of assets (liabilities)	(0.8)
Fair Value, Measurements, Recurring | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair value of assets (liabilities)	13.3
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair value of assets (liabilities)	(14.1)
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair value of assets (liabilities)	0
Commodities Swaps And Futures | Fair Value, Measurements, Recurring | Fair Value of assets (liabilities)
Fair value of assets (liabilities)	(0.1)	[1]	0.7	[1]
Commodities Swaps And Futures | Fair Value, Measurements, Recurring | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair value of assets (liabilities)	0	[1]	0	[1]
Commodities Swaps And Futures | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair value of assets (liabilities)	(0.1)	[1]	0.7	[1]
Commodities Swaps And Futures | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair value of assets (liabilities)	0	[1]	0	[1]
Forward Contracts | Fair Value, Measurements, Recurring | Fair Value of assets (liabilities)
Fair value of assets (liabilities)	2.8	[2]	0.9	[2]
Forward Contracts | Fair Value, Measurements, Recurring | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair value of assets (liabilities)	0	[2]	0	[2]
Forward Contracts | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair value of assets (liabilities)	2.8	[2]	0.9	[2]
Forward Contracts | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair value of assets (liabilities)	0	[2]	0	[2]
Interest Rate Locks And Swaps | Fair Value, Measurements, Recurring | Fair Value of assets (liabilities)
Fair value of assets (liabilities)	(41.7)	[3]	(19.6)	[3]
Interest Rate Locks And Swaps | Fair Value, Measurements, Recurring | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair value of assets (liabilities)	0	[3]	0	[3]
Interest Rate Locks And Swaps | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair value of assets (liabilities)	(41.7)	[3]	(19.6)	[3]
Interest Rate Locks And Swaps | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair value of assets (liabilities)	0	[3]	0	[3]
Foreign Exchange Contract | Fair Value, Measurements, Recurring | Fair Value of assets (liabilities)
Fair value of assets (liabilities)	0.5	[4]	0.6	[4]
Foreign Exchange Contract | Fair Value, Measurements, Recurring | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair value of assets (liabilities)	0	[4]	0	[4]
Foreign Exchange Contract | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair value of assets (liabilities)	0.5	[4]	0.6	[4]
Foreign Exchange Contract | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair value of assets (liabilities)	0	[4]	0	[4]
Corporate Bond Securities | Fair Value, Measurements, Recurring | Fair Value of assets (liabilities)
Fixed-income securities, Corporate bonds and U.S Treasury securities	14.5	[5]	16.6	[5]
Corporate Bond Securities | Fair Value, Measurements, Recurring | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fixed-income securities, Corporate bonds and U.S Treasury securities	0	[5]	0	[5]
Corporate Bond Securities | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fixed-income securities, Corporate bonds and U.S Treasury securities	14.5	[5]	16.6	[5]
Corporate Bond Securities | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fixed-income securities, Corporate bonds and U.S Treasury securities	0	[5]	0	[5]
US Treasury Securities | Fair Value, Measurements, Recurring | Fair Value of assets (liabilities)
Fixed-income securities, Corporate bonds and U.S Treasury securities	13.3	[6]	10.6	[6]
US Treasury Securities | Fair Value, Measurements, Recurring | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fixed-income securities, Corporate bonds and U.S Treasury securities	13.3	[6]	10.6	[6]
US Treasury Securities | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fixed-income securities, Corporate bonds and U.S Treasury securities	0	[6]	0	[6]
US Treasury Securities | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fixed-income securities, Corporate bonds and U.S Treasury securities	0	[6]	0	[6]
Collateralized Mortgage Backed Securities | Fair Value, Measurements, Recurring | Fair Value of assets (liabilities)
Fixed-income securities, Corporate bonds and U.S Treasury securities	9.9	[5]	4.9	[5]
Collateralized Mortgage Backed Securities | Fair Value, Measurements, Recurring | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fixed-income securities, Corporate bonds and U.S Treasury securities	0	[5]	0	[5]
Collateralized Mortgage Backed Securities | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fixed-income securities, Corporate bonds and U.S Treasury securities	9.9	[5]	4.9	[5]
Collateralized Mortgage Backed Securities | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fixed-income securities, Corporate bonds and U.S Treasury securities	$ 0	[5]	$ 0	[5]

[1]	The fair value of our commodities futures, swaps and options is based on closing market prices of the contracts, inclusive of the risk of nonperformance.
[2]	The fair value of our equity forwards is based on the closing market value of Darden stock, inclusive of the risk of nonperformance.
[3]	The fair value of our interest rate lock and swap agreements is based on current and expected market interest rates, inclusive of the risk of nonperformance.
[4]	The fair value of our foreign currency forward contracts is based on the closing forward exchange market prices, inclusive of the risk of nonperformance.
[5]	The fair value of these securities is based on the closing market prices of the investments when applicable, or, alternatively, valuations utilizing market data and other observable inputs, inclusive of the risk of nonperformance.
[6]	The fair value of our U.S. Treasury securities is based on the closing market prices.

Fair Value Measurements (Carrying Value And Fair Value Of Long-Term Debt) (Details) (USD $)	May 27, 2012	May 29, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value of long-term debt	$ 1,803,600,000	$ 1,407,300,000
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value of long-term debt	1,800,000,000	1,410,000,000
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of long-term debt	$ 1,990,000,000	$ 1,560,000,000

Fair Value Measurements (Fair Values Of Non-Financial Assets Measured At Fair Value On Non-Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012		May 29, 2011
Impaired assets to be disposed of by method other than sale, carrying value of asset	$ 3.5
Impaired long lived assets held and used carrying value	1.1
Long-lived assets held for disposal, carrying amount			7
Segment, Discontinued Operations
Impairment of long-lived assets to be disposed of	0.3
Segment, Continuing Operations
Impairment of long-lived assets to be disposed of	0.4
Long-lived assets held and used, impairment charge			2.1
Fair Value, Measurements, Nonrecurring
Long-lived assets held for disposal	3.2	[1]	4.4	[2]
Long-lived assets held and used	0.7	[3]	0.7	[4]
Total	3.9		5.1
Assets held-for-sale, long lived, fair value disclosure	3.2	[1]
Impairment of long-lived assets to be disposed of			2.6
Impaired long lived assets held and used carrying value			2.8
Property, Plant, and Equipment, fair value disclosure	0.7	[3]
Fair Value, Measurements, Nonrecurring | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Long-lived assets held for disposal	0	[1]	0	[2]
Long-lived assets held and used	0	[3]	0	[4]
Total	0		0
Fair Value, Measurements, Nonrecurring | Significant Other Observable Inputs (Level 2)
Long-lived assets held for disposal	0	[1]	0	[2]
Long-lived assets held and used	0	[3]	0	[4]
Total	0		0
Fair Value, Measurements, Nonrecurring | Significant Unobservable Inputs (Level 3)
Long-lived assets held for disposal	3.2	[1]	4.4	[2]
Long-lived assets held and used	0.7	[3]	0.7	[4]
Total	3.9		5.1
Fair Value, Measurements, Nonrecurring | Segment, Discontinued Operations
Impairment of long-lived assets to be disposed of			0.7
Fair Value, Measurements, Nonrecurring | Segment, Continuing Operations
Impairment of long-lived assets to be disposed of			$ 1.9

[1]	In accordance with the provisions of ASC Topic 360, Property, Plant and Equipment, during fiscal 2012, long-lived assets held for disposal with a carrying amount of $3.5 million were written down to their fair value of $3.2 million, based on a review of comparable assets, resulting in an impairment charge of $0.3 million, which was included in losses from discontinued operations.
[2]	In accordance with the provisions of ASC Topic 360, Property, Plant and Equipment, during fiscal 2011, long-lived assets held for disposal with a carrying amount of $7.0 million were written down to their fair value of $4.4 million, based on a review of comparable assets, resulting in an impairment charge of $2.6 million, of which $1.9 million was included in earnings from continuing operations and $0.7 million was included in losses from discontinued operations.
[3]	In accordance with the provisions of ASC Topic 360, Property, Plant and Equipment, during fiscal 2012, long-lived assets held and used with a carrying amount of $1.1 million were written down to their fair value of $0.7 million, based on a review of comparable assets, resulting in an impairment charge of $0.4 million, which was included in earnings from continuing operations.
[4]	In accordance with the provisions of ASC Topic 360, Property, Plant and Equipment, during fiscal 2011, long-lived assets held and used with a carrying amount of $2.8 million were written down to their fair value of $0.7 million, based on a review of comparable assets, resulting in an impairment charge of $2.1 million, which was included in earnings from continuing operations.

Financial Instruments (Available-For-Sale Securities At Market Value) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012
Fair Value Disclosures [Abstract]
Available-for-sale Securities, Cost	$ 37.2
Available-for-sale Securities, Gross Unrealized Gains	0.5
Available-for-sale Securities, Gross Unrealized Losses	0
Available-for-sale Securities, Market Value	$ 37.7

Financial Instruments (Scheduled Maturities Of Available-For-Sale Securities) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012
Available-for-sale Securities, Cost	$ 37.2
Available-for-sale Securities, Market Value	37.7
Maturity, Less Than One Year
Available-for-sale Securities, Cost	4.7
Available-for-sale Securities, Market Value	4.7
Maturity, One to Three Years
Available-for-sale Securities, Cost	22.8
Available-for-sale Securities, Market Value	23.2
Maturity, Three to Five Years
Available-for-sale Securities, Cost	9.7
Available-for-sale Securities, Market Value	$ 9.8

Stockholders' Equity (Narrative) (Details) (USD $)	Dec. 17, 2010	May 16, 2005
Stockholders' Equity Note [Abstract]
Additional repurchase of stock authorized, shares (shares)	25,000,000
Repurchase of stock authorized, shares (shares)	162,400,000
Right to purchase Series A Participating Cumulative Preferred Stock (shares)		0.001
Participating cumulative preferred stock at purchase price (dollars per share)		$ 120
Rights are exercisable and not transferable to common stock (percentage)		15.00%
Percentage of acquisition for tender offer of common stock (percentage)		15.00%
Common stock of value equal to number of times the exercise price		2
Rights are redeemed and expired		May 25, 2015

Stockholders' Equity (Share Repurchase Authorizations And Cumulative Share Repurchases) (Details) In Millions, unless otherwise specified	May 27, 2012
Stockholders' Equity Note [Abstract]
Share repurchase authorizations (shares)	187.4
Cumulative shares repurchased (shares)	170.9

Stockholders' Equity (Total Shares And Related Cost Of Common Stock Repurchased) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Stockholders' Equity Note [Abstract]
Treasury stock repurchases, Shares (shares)	8.2	8.6	2
Treasury stock repurchases, Cost	$ 375.1	$ 385.5	$ 85.1

Stockholders' Equity (Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Stockholders' Equity Note [Abstract]
Foreign currency translation adjustment	$ (1.6)	$ (0.4)	$ (2.2)
Unrealized gains (losses) on marketable securities, net of tax	0.4	0.5	0.3
Unrealized gains (losses) on derivatives, net of tax	(49.7)	(4.1)	1.1
Benefit plan funding position, net of tax	(95.7)	(55.8)	(70.3)
Total accumulated other comprehensive income (loss)	(146.6)	(59.8)	(71.1)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(1.2)	1.8	1.5
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(0.1)	0.2	0
Unrealized Gains (Losses) on Derivatives, Gain (loss)	(47.9)	(5.1)
Benefit Plan Funding Position, Gain (Loss)	(45.6)	10.7
Other comprehensive income	(94.8)	7.6
Unrealized Gains (Losses) on Derivatives, Reclassification realized in net earnings	2.3	(0.1)
Benefit Plan Funding Position, Reclassification realized in net earnings	5.7	3.8
Other Comprehensive Income (Loss) Net Of Tax Reclassification Realized In Net Earnings	$ 8	$ 3.7

Leases (Analysis Of Rent Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Total rent expense	$ 155.1	$ 142	$ 135.9
Restaurant Minimum Rent
Total rent expense	130.9	120.6	111.7
Restaurant Percentage Rent
Total rent expense	5.6	5.3	5.1
Restaurant Rent Averaging Expense
Total rent expense	12.9	11.1	10
Transportation Equipment
Total rent expense	3.5	3.2	3.3
Office Equipment
Total rent expense	0.6	0.4	0.8
Office Space
Total rent expense	1	0.9	4.5
Warehouse Space
Total rent expense	$ 0.6	$ 0.5	$ 0.5

Leases (Annual Future Lease Commitments) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	May 27, 2012	May 29, 2011
Leases [Abstract]
Capital lease, 2013	$ 5.2
Capital lease, 2014	5.4
Capital lease, 2015	5.5
Capital lease, 2016	5.6
Capital lease, 2017	5.8
Capital lease, Thereafter	67.2
Capital lease, Total future lease commitments	94.7
Capital lease, Less imputed interest (at 6.5%)	(38.7)
Capital lease, Present value of future lease commitments	56
Capital lease, Less current maturities	(1.6)
Capital lease, Obligations under capital leases, net of current maturities	54.4	56
Operating lease, 2013	151.5
Operating lease, 2014	142
Operating lease, 2015	130
Operating lease, 2016	114.5
Operating lease, 2017	96.3
Operating lease, Thereafter	302.5
Operating lease, Total future lease commitments	$ 936.8
Capital lease, imputed interest (percentage)	6.50%

Interest, Net (Components Of Interest) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Interest Income (Expense), Net [Abstract]
Interest expense	$ 102.7	$ 93.7	$ 95.7
Imputed interest on capital leases	3.7	3.8	3.9
Capitalized interest	3.9	3	4.4
Interest income	(0.9)	(0.9)	(1.3)
Interest Income (Expense), Nonoperating, Net	$ (101.6)	$ (93.6)	$ (93.9)

Interest, Net (Computation Of Capitalized Interest) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Interest Income (Expense), Net [Abstract]
Interest paid, net of amounts capitalized	$ 94.8	$ 98.3	$ 95.3

Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Prepaid state income taxes	$ 12.2	$ 5.2
Gross unrecognized tax benefits	15.7	21.9
Unrecognized tax benefits, accrued interest	1.7
Tax position, change is reasonably possible in the next twelve month	1
Federal
Prepaid state income taxes	4.1
State
Prepaid state income taxes	$ 8.1

Income Taxes (Allocation Of Total Income Tax Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Income Tax Disclosure [Abstract]
Earnings from continuing operations	$ 161.5	$ 168.9	$ 136.6
(Losses) earnings from discontinued operations	(0.7)	(1.5)	(1.5)
Total consolidated income tax expense	$ 160.8	$ 167.4	$ 135.1

Income Taxes (Components Of Earnings Before Income Tax And Provision For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 29, 2011	Feb. 27, 2011	Nov. 28, 2010	Aug. 29, 2010	May 27, 2012	May 29, 2011	May 30, 2010
Earnings from continuing operations before income taxes
Earnings from continuing operations before income taxes, U.S.									$ 621.4	$ 631.4	$ 534.5
Earnings from continuing operations before income taxes, Canada									16.6	16.2	9.1
Earnings before income taxes	200.7	217.8	72.5	147	186.2	199.1	103.2	159.1	638	647.6	543.6
Income Taxes, Current:
Current, Federal									97	121.9	126.5
Current, State and local									26	17.5	28.7
Current, Canada									2.4	0.1	0.1
Total current									125.4	139.5	155.3
Income taxes, Deferred
Total deferred									36.1	28.8	(10.2)
Total income taxes									161.5	168.9	136.6
U.S.
Income taxes, Deferred
Deferred, Federal									37.6	28.3	(10.6)
Deferred, State and local									(1.5)	1.1	(8.1)
Total deferred									36.1	29.4	(18.7)
Total income taxes									$ 161.5	$ 168.9	$ 136.6

Income Taxes (Income Taxes Paid) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Income Tax Disclosure [Abstract]
Income taxes paid	$ 123.5	$ 126.4	$ 94.8

Income Taxes (Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Income Tax Disclosure [Abstract]
U.S. statutory rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal tax benefits	2.50%	1.80%	2.50%
Benefit of federal income tax credits	(11.10%)	(8.30%)	(8.70%)
Other, net	(1.10%)	(2.40%)	(3.70%)
Effective income tax rate	25.30%	26.10%	25.10%

Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
May 27, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at May 29, 2011	$ 21.9
Additions to tax positions recorded during the current year	2.7
Reductions to tax positions due to settlements with taxing authorities	(2.2)
Reductions to tax positions due to statute expiration	(6.7)
Balance at May 27, 2012	$ 15.7

Income Taxes (Interest Expense On Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Income Tax Disclosure [Abstract]
Interest expense on unrecognized tax benefits	$ 0.4	$ 1.6	$ 2.5

Income Taxes (Tax Effects On Deferred Tax Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Income Tax Disclosure [Abstract]
Accrued liabilities	$ 65.9	$ 46.2
Compensation and employee benefits	221.2	193.6
Deferred rent and interest income	61.3	55.1
Other	23.4	15.9
Gross deferred tax assets	371.8	310.8
Trademarks and other acquisition related intangibles	(175.3)	(178)
Buildings and equipment	(363.3)	(314.3)
Capitalized software and other assets	(15.1)	(12)
Other	(6.5)	(6.3)
Gross deferred tax liabilities	(560.2)	(510.6)
Net deferred tax liabilities	$ (188.4)	$ (199.8)

Retirement Plans (Defined Benefit And Postretirement Benefit Plans) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012		May 29, 2011		May 30, 2010
Defined Benefit Plans
Expected long-term rate of return on plan assets (percentage)	9.00%	[1]	9.00%	[1]	9.00%
Effect of quarter percentage point change in discount rate on earnings before income taxes	$ 0.7
Effect of quarter percentage point change in expected long term rate of return on plan assets on earnings before income taxes	0.5
Amortization of net actuarial loss	8.8
Defined Benefit Plans | U.S. Equities
Target asset fund allocation, equities (percentage)	40.00%
Defined Benefit Plans | Fixed-Income Securities
Target asset fund allocation, fixed income securities (percentage)	35.00%
Defined Benefit Plans | International Equities
Target asset fund allocation, equities (percentage)	20.00%
Defined Benefit Plans | Real Assets
Target asset fund allocation, real assets (percentage)	5.00%
Defined Benefit Plans | US Comingled Fund
Concentration of market risk related to large investments in a single fund or sector (percentage)	39.60%
Defined Benefit Plans | International Comingled Fund
Concentration of market risk related to large investments in a single fund or sector (percentage)	13.20%
Defined Benefit Plans | U.S. Fixed-Income Treasury Securities
Concentration of market risk related to large investments in a single fund or sector (percentage)	10.50%
Defined Benefit Plans | Emerging Markets Comingled Fund
Concentration of market risk related to large investments in a single fund or sector (percentage)	5.50%
Defined Benefit Plans | Other Investments
Concentration of market risk related to large investments in a single fund or sector (percentage)	5.00%
Postretirement Benefit Plan
Expected employer contribution to the benefit plans	1
Assumed health care cost trend rate increase in per-capita charges (percentage)	7.70%
Ultimate health care cost trend rate (percentage)	5.00%
Year that rate reaches ultimate trend rate	2022
Effect of one percentage point increase on service and interest cost components	0.5
Effect of one percentage point decrease on service and interest cost components	0.4
Effect of one percentage point increase on accumulated postretirement benefit obligation	6.5
Effect of one percentage point decrease on accumulated postretirement benefit obligation	5.1
Amortization of net actuarial loss	0
Minimum | Defined Benefit Plans
Expected employer contribution to the benefit plans	17.5
Maximum | Defined Benefit Plans
Expected employer contribution to the benefit plans	$ 19.5
10-Year Rates | Defined Benefit Plans
Actual rate of return on plan assets (percentage)	7.80%
15-Year Rates | Defined Benefit Plans
Actual rate of return on plan assets (percentage)	8.00%
20-Year Rates | Defined Benefit Plans
Actual rate of return on plan assets (percentage)	9.40%

[1]	Determined as of the beginning of fiscal year.

Retirement Plans (Postemployment Severance Plan And Defined Contribution Plan) (Narrative) (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010	May 29, 2005
Unrecognized actuarial losses on postemployment severance costs	$ 4,800,000	$ 2,800,000
Percentage of employer contribution (percentage)	6.00%
Defined benefit plan net assets	664,900,000	658,900,000
Defined contribution plan, expense recognized	900,000	700,000	1,200,000
Amounts payable to highly compensated employees under non-qualified deferred compensation plan	201,400,000	200,100,000
ESOP borrowings from third parties	50,000,000
ESOP borrowings from at variable interest rate	25,000,000			1,600,000
ESOP incurred interest expense	0	100,000	100,000
Dividends received from employer	1,900,000	1,400,000	1,600,000
Contributions received from employer	500,000	100,000	200,000
ESOP's debt	5,900,000
Common shares held in ESOP (shares)	4.9
ESOP, allocated shares (shares)	3.7
ESOP, suspense shares (shares)	1.2
Additional shares acquired from common stock (shares)				0.05
ESOP shares, fair value	2,100,000
Description of Defined Contribution Pension and Other Postretirement Plans	We have a defined contribution plan covering most employees age 21 and older. We match contributions for participants with at least one year of service up to 6 percent of compensation, based on our performance. The match ranges from a minimum of $0.25 to $1.20 for each dollar contributed by the participant. The plan had net assets of $0.0 million at May 27, 2012 and $658.9 million at May 29, 2011. Expense recognized in fiscal 2012, 2011 and 2010 was $0.0 million, $0.7 million and $1.2 million, respectively. Employees classified as “highly compensated” under the IRC are not eligible to participate in this plan. Instead, highly compensated employees are eligible to participate in a separate non-qualified deferred compensation plan. This plan allows eligible employees to defer the payment of part of their annual salary and all or part of their annual bonus and provides for awards that approximate the matching contributions and other amounts that participants would have received had they been eligible to participate in our defined contribution and defined benefit plans. Amounts payable to highly compensated employees under the non-qualified deferred compensation plan totaled $0.0 million and $200.1 million at May 27, 2012 and May 29, 2011, respectively. These amounts are included in other current liabilities.
Employee Stock Ownership Plan
Variable rate of interest (percentage)	0.59%
Maturity date of debt	Dec 1, 2014
Minimum
Employer contribution, per dollar	0.25
Maximum
Employer contribution, per dollar	$ 1.2

Retirement Plans (Funding Of Defined Benefit Pension Plans And Postretirement Benefit Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Defined Benefit Plans
Defined benefit pension plans and postretirement benefit plans funding	$ 22.2	$ 12.9	$ 0.4
Postretirement Benefit Plan
Defined benefit pension plans and postretirement benefit plans funding	$ 0.5	$ 0.3	$ 0.6

Retirement Plans (Changes In Benefit Obligation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefits paid	$ (22.7)	$ (13.2)	$ (0.6)
Defined Benefit Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	215.8	200.2
Service cost	5.1	5.9	4.9
Interest cost	9.6	9.5	10
Plan amendments	0	0
Participant contributions	0	0
Benefits paid	(9.8)	(8.9)
Actuarial loss (gain)	53.7	9.1
Benefit obligation at end of period	274.4	215.8	200.2
Postretirement Benefit Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	27	38.9
Service cost	0.8	0.9	0.6
Interest cost	1.5	2.3	1.9
Plan amendments	0	0
Participant contributions	0.3	0.4
Benefits paid	(0.8)	(0.7)
Actuarial loss (gain)	0.8	(14.8)
Benefit obligation at end of period	$ 29.6	$ 27	$ 38.9

Retirement Plans (Change In Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	$ 187.4
Benefits paid	(22.7)	(13.2)	(0.6)
Fair value at end of period	203.5	187.4
Defined Benefit Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	187.4	154.6
Actual return on plan assets	3.7	28.8
Employer contributions	22.2	12.9	0.4
Participant contributions	0	0
Benefits paid	(9.8)	(8.9)
Fair value at end of period	203.5	187.4	154.6
Postretirement Benefit Plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	0	0
Actual return on plan assets	0	0
Employer contributions	0.5	0.3	0.6
Participant contributions	0.3	0.4
Benefits paid	(0.8)	(0.7)
Fair value at end of period	$ 0	$ 0	$ 0

Retirement Plans (Reconciliation Of The Plans' Funded Status) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Defined Benefit Plans
Unfunded status at end of period	$ (70.9)	$ (28.4)
Postretirement Benefit Plan
Unfunded status at end of period	$ (29.6)	$ (27)

Retirement Plans (Funded Status And Amounts Recognized In Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Defined Benefit Plans
Current liabilities	$ 0	$ 0.4
Non-current liabilities	70.9	28
Net amounts recognized	70.9	28.4
Prior service (cost) credit	0.2	0.3
Net actuarial loss	(87.4)	(50.5)
Net amounts recognized	(87.6)	(50.8)
Postretirement Benefit Plan
Current liabilities	0	0.7
Non-current liabilities	29.6	26.3
Net amounts recognized	29.6	27
Prior service (cost) credit	(0.1)	(0.1)
Net actuarial loss	(1.9)	(1.3)
Net amounts recognized	$ (1.8)	$ (1.2)

Retirement Plans (Accumulated Benefit Obligations In Excess Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Compensation and Retirement Disclosure [Abstract]
Accumulated benefit obligation for all pension plans	$ 265	$ 211.8
Pensions plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	265	211.8
Fair value of plan assets	203.5	187.4
Projected benefit obligations for all plans with projected benefit obligations in excess of plan assets	$ 274.4	$ 215.8

Retirement Plans (Weighted-Average Assumptions Used) (Details)	12 Months Ended
	May 27, 2012		May 29, 2011		May 30, 2010
Defined Benefit Plans
Weighted-average assumptions used to determine benefit obligations, discount rate (percentage)	4.35%	[1]	5.37%	[1]
Weighted-average assumptions used to determine benefit obligations, rate of future compensation increases (percentage)	4.22%	[1]	3.75%	[1]
Weighted-average assumptions used to determine net expense, discount rate (percentage)	5.37%	[2]	5.89%	[2]
Weighted-average assumptions used to determine net expense, expected long-term rate of return on plan assets (percentage)	9.00%	[2]	9.00%	[2]	9.00%
Weighted-average assumptions used to determine net expense, rate of future compensation increases (percentage)	3.75%	[2]	3.75%	[2]
Postretirement Benefit Plan
Weighted-average assumptions used to determine benefit obligations, discount rate (percentage)	4.52%	[1]	5.46%	[1]
Weighted-average assumptions used to determine net expense, discount rate (percentage)	5.46%	[2]	5.98%	[2]

[1]	Determined as of the end of fiscal year.
[2]	Determined as of the beginning of fiscal year.

Retirement Plans (Components Of Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Defined Benefit Plans
Service cost	$ 5.1	$ 5.9	$ 4.9
Interest cost	9.6	9.5	10
Expected return on plan assets	(17.8)	(16.6)	(16.4)
Amortization of unrecognized prior service cost	0.1	0.1	0.1
Recognized net actuarial loss	8.2	4.5	0.3
Net pension and postretirement cost (benefit)	5.2	3.4	(1.1)
Postretirement Benefit Plan
Service cost	0.8	0.9	0.6
Interest cost	1.5	2.3	1.9
Expected return on plan assets	0	0	0
Amortization of unrecognized prior service cost	(0.1)	0	0
Recognized net actuarial loss	0	1.3	0.6
Net pension and postretirement cost (benefit)	$ 2.2	$ 4.5	$ 3.1

Retirement Plans (Fair Values Of Defined Benefit Pension Plans Assets) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012		May 29, 2011		May 30, 2010
Fair values of the defined benefit pension plans assets	$ 203.5		$ 187.4
Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets	24.1		97.6
Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets	179.4		49.1
Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	0		40.7		36.4
US Comingled Funds
Fair values of the defined benefit pension plans assets	80.5	[1]
US Comingled Funds | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets	0	[1]
US Comingled Funds | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets	80.5	[1]
US Comingled Funds | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	0	[1]
International Comingled Funds
Fair values of the defined benefit pension plans assets	26.8	[2]
International Comingled Funds | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets	0	[2]
International Comingled Funds | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets	26.8	[2]
International Comingled Funds | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	0	[2]
Emerging Markets Comingled Funds
Fair values of the defined benefit pension plans assets	11.3	[3]
Emerging Markets Comingled Funds | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets	0	[3]
Emerging Markets Comingled Funds | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets	11.3	[3]
Emerging Markets Comingled Funds | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	0	[3]
Real Asset Commingled Funds
Fair values of the defined benefit pension plans assets	10	[4]	4	[5]
Real Asset Commingled Funds | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets	0	[4]	0	[5]
Real Asset Commingled Funds | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets	10	[4]	4	[5]
Real Asset Commingled Funds | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	0	[4]	0	[5]
US Treasury Securities
Fair values of the defined benefit pension plans assets	20	[6]
US Treasury Securities | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets	20	[6]
US Treasury Securities | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets	0	[6]
US Treasury Securities | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	0	[6]
US Corporate Securities
Fair values of the defined benefit pension plans assets	37.7	[6]
US Corporate Securities | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets	0	[6]
US Corporate Securities | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets	37.7	[6]
US Corporate Securities | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	0	[6]
International Securities
Fair values of the defined benefit pension plans assets	2.7	[6]
International Securities | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets	0	[6]
International Securities | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets	2.7	[6]
International Securities | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	0	[6]
Public Sector Utility Securities
Fair values of the defined benefit pension plans assets	10.4	[6]
Public Sector Utility Securities | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets	0	[6]
Public Sector Utility Securities | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets	10.4	[6]
Public Sector Utility Securities | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	0	[6]
Cash And Accruals
Fair values of the defined benefit pension plans assets	4.1		8.1
Cash And Accruals | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets	4.1		8.1
Cash And Accruals | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets	0		0
Cash And Accruals | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	0		0
US and International
Fair values of the defined benefit pension plans assets			37.9	[7]
US and International | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets			37.9	[7]
US and International | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets			0	[7]
US and International | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets			0	[7]
U.S. Equity Mutual And Commingled Funds]
Fair values of the defined benefit pension plans assets			22.1	[8]
U.S. Equity Mutual And Commingled Funds] | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets			1.6	[8]
U.S. Equity Mutual And Commingled Funds] | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets			20.5	[8]
U.S. Equity Mutual And Commingled Funds] | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets			0	[8]
Developed Market Equity Funds
Fair values of the defined benefit pension plans assets			19.7	[9]
Developed Market Equity Funds | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets			11.7	[9]
Developed Market Equity Funds | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets			8	[9]
Developed Market Equity Funds | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets			0	[9]
Emerging Market Equity Funds
Fair values of the defined benefit pension plans assets			6.9	[9]
Emerging Market Equity Funds | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets			0	[9]
Emerging Market Equity Funds | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets			6.9	[9]
Emerging Market Equity Funds | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets			0	[9]
Private Equity Partnerships
Fair values of the defined benefit pension plans assets			25.6	[10]
Private Equity Partnerships | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets			0	[10]
Private Equity Partnerships | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets			0	[10]
Private Equity Partnerships | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	0		25.6	[10]	22.9
Private Equity Funds
Fair values of the defined benefit pension plans assets			0	[11]
Private Equity Funds | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets			0	[11]
Private Equity Funds | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets			0	[11]
Private Equity Funds | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	0		0	[11]	0.1
Fixed-Income Securities
Fair values of the defined benefit pension plans assets			43.2	[12]
Fixed-Income Securities | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets			38.3	[12]
Fixed-Income Securities | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets			4.9	[12]
Fixed-Income Securities | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets			0	[12]
Energy And Real Estate Public Sector
Fair values of the defined benefit pension plans assets			9.1	[13]
Energy And Real Estate Public Sector | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets			0	[13]
Energy And Real Estate Public Sector | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets			4.8	[13]
Energy And Real Estate Public Sector | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	0		4.3	[13]	4.2
Real Asset Private Funds
Fair values of the defined benefit pension plans assets			10.8	[14]
Real Asset Private Funds | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets			0	[14]
Real Asset Private Funds | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets			0	[14]
Real Asset Private Funds | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	$ 0		$ 10.8	[14]	$ 9.2

[1]	U.S. commingled funds are comprised of investments in funds that purchase publicly traded U.S. common stock for total return purposes. Investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.
[2]	International commingled funds are comprised of investments in funds that purchase publicly traded non-U.S. common stock for total return purposes. Investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.
[3]	Emerging market commingled funds and developed market securities are comprised of investments in funds that purchase publicly traded common stock of non-U.S. companies for total return purposes. Funds are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.
[4]	Real estate commingled funds are comprised of investments in funds that purchase publicly traded common stock of real estate securities for purposes of total return. These investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.
[5]	Real asset commingled funds are comprised of investments in funds that purchase publicly traded common stock of energy companies or real estate investment trusts for purposes of total return. These investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments.
[6]	Fixed income securities are comprised of investments in government and corporate debt securities. These securities are valued by the trustee at closing prices from national exchanges or pricing vendors on the valuation date.
[7]	U.S. equity securities and international equity securities are comprised of investments in common stock of U.S. and non-U.S. companies for total return purposes. These investments are valued by the trustee at closing prices from national exchanges on the valuation date.
[8]	U.S. mutual and commingled funds are comprised of investments in funds that purchase publicly traded U.S. common stock for total return purposes. Investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments.
[9]	Emerging market equity funds and developed market securities are comprised of investments in funds that purchase publicly traded common stock of non-U.S. companies for total return purposes. Funds are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments.
[10]	Private equity partnerships are comprised of investments in limited partnerships that invest in private companies for total return purposes. The investments are valued at fair value which is generally based on the net asset value or capital balance as reported by the partnerships subject to the review and approval of the investment managers and their consultants. As there is not a liquid market for some of these investments, realization of the estimated fair value of such investments is dependent upon transactions between willing sellers and buyers.
[11]	Private equity securities are comprised of investments in publicly traded common stock that were received as a distribution from a private equity partnership as well as equity investments in private companies for total return purposes. Stocks received from private equity distributions are valued by the trustee at closing prices from national exchanges on the valuation date. Investments in private companies are valued by management based upon information provided by the respective third-party investment manager who considers factors such as the cost of the investment, most recent round of financing, and expected future cash flows
[12]	Fixed income securities are comprised of investments in government and corporate debt securities. These securities are valued by the trustee at closing prices from national exchanges or pricing vendors on the valuation date. Unlisted investments are valued at prices quoted by various national markets, fixed income pricing models and/or independent financial analysts.
[13]	Energy and real estate securities are comprised of investments in publicly traded common stock of energy companies and real estate investment trusts for purposes of total return. These securities are valued by the trustee at closing prices from national exchanges on the valuation date. Unlisted investments are valued at prices quoted by various national markets and publications and/or independent financial analysts.
[14]	Real asset private funds are comprised of interests in limited partnerships that invest in private companies in the energy industry and private real estate properties for purposes of total return. These interests are valued at fair value which is generally based on the net asset value or capital balance as reported by the partnerships subject to the review and approval of the investment managers and their consultants. As there is not a liquid market for some of these investments, realization of the estimated fair value of such investments is dependent upon transactions between willing sellers and buyers.

Retirement Plans (Changes In Level 3 Investments For Defined Benefit Pension Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012		May 29, 2011
Actual return on plan assets:
Fair value at end of period	$ 203.5		$ 187.4
Private Equity Partnerships
Actual return on plan assets:
Fair value at end of period			25.6	[1]
Private Equity Securities
Actual return on plan assets:
Fair value at end of period			0	[2]
Energy And Real Estate Public Sector
Actual return on plan assets:
Fair value at end of period			9.1	[3]
Real Asset Private Funds
Actual return on plan assets:
Fair value at end of period			10.8	[4]
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	40.7		36.4
Actual return on plan assets:
Relating to assets still held at the reporting date	0		3.1
Relating to assets sold during the Period	0.3		2.6
Purchases, sales, and settlements	(41)		(1.4)
Transfers in and/or out of Level 3	0		0
Fair value at end of period	0		40.7
Significant Unobservable Inputs (Level 3) | Private Equity Partnerships
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	25.6	[1]	22.9
Actual return on plan assets:
Relating to assets still held at the reporting date	0		2.8
Relating to assets sold during the Period	0.3		2
Purchases, sales, and settlements	(25.9)		(2.1)
Transfers in and/or out of Level 3	0		0
Fair value at end of period	0		25.6	[1]
Significant Unobservable Inputs (Level 3) | Private Equity Securities
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	0	[2]	0.1
Actual return on plan assets:
Relating to assets still held at the reporting date	0		(0.1)
Relating to assets sold during the Period	0		0
Purchases, sales, and settlements	0		0
Transfers in and/or out of Level 3	0		0
Fair value at end of period	0		0	[2]
Significant Unobservable Inputs (Level 3) | Energy And Real Estate Public Sector
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	4.3	[3]	4.2
Actual return on plan assets:
Relating to assets still held at the reporting date	0		0.1
Relating to assets sold during the Period	0		0
Purchases, sales, and settlements	(4.3)		0
Transfers in and/or out of Level 3	0		0
Fair value at end of period	0		4.3	[3]
Significant Unobservable Inputs (Level 3) | Real Asset Private Funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	10.8	[4]	9.2
Actual return on plan assets:
Relating to assets still held at the reporting date	0		0.3
Relating to assets sold during the Period	0		0.6
Purchases, sales, and settlements	(10.8)		0.7
Transfers in and/or out of Level 3	0		0
Fair value at end of period	$ 0		$ 10.8	[4]

[1]	Private equity partnerships are comprised of investments in limited partnerships that invest in private companies for total return purposes. The investments are valued at fair value which is generally based on the net asset value or capital balance as reported by the partnerships subject to the review and approval of the investment managers and their consultants. As there is not a liquid market for some of these investments, realization of the estimated fair value of such investments is dependent upon transactions between willing sellers and buyers.
[2]	Private equity securities are comprised of investments in publicly traded common stock that were received as a distribution from a private equity partnership as well as equity investments in private companies for total return purposes. Stocks received from private equity distributions are valued by the trustee at closing prices from national exchanges on the valuation date. Investments in private companies are valued by management based upon information provided by the respective third-party investment manager who considers factors such as the cost of the investment, most recent round of financing, and expected future cash flows
[3]	Energy and real estate securities are comprised of investments in publicly traded common stock of energy companies and real estate investment trusts for purposes of total return. These securities are valued by the trustee at closing prices from national exchanges on the valuation date. Unlisted investments are valued at prices quoted by various national markets and publications and/or independent financial analysts.
[4]	Real asset private funds are comprised of interests in limited partnerships that invest in private companies in the energy industry and private real estate properties for purposes of total return. These interests are valued at fair value which is generally based on the net asset value or capital balance as reported by the partnerships subject to the review and approval of the investment managers and their consultants. As there is not a liquid market for some of these investments, realization of the estimated fair value of such investments is dependent upon transactions between willing sellers and buyers.

Retirement Plans (Expected Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012
Defined Benefit Plans
2013	$ 10
2014	10.4
2015	10.9
2016	11.5
2017	12.4
2018-2022	74.6
Postretirement Benefit Plan
2013	0.7
2014	0.7
2015	0.8
2016	0.9
2017	0.9
2018-2022	$ 6

Stock-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
May 27, 2012 Y plans
Number of stock plans that no longer issue shares (plans)	4
Maximum terms of awards (years)	10
Vesting period, years minimum (years)	1
Vesting period, years maximum (years)	4
2002 Plan
Shares available for issuance (shares)	18,300
Vesting period, years minimum (years)	3
Vesting period, years maximum (years)	5
RARE Plan
Shares available for issuance (shares)	3,900
Director Stock Plan
Shares available for issuance (shares)	375
Director Compensation Program
Shares available for issuance (shares)	100
Annual award common stock, fair value	0.1
1995 Plan
Shares available for issuance (shares)	33,300
Vesting period, years minimum (years)	3
Vesting period, years maximum (years)	5
2000 Plan
Shares available for issuance (shares)	5,400
Vesting period, years minimum (years)	3
Vesting period, years maximum (years)	5

Stock-Based Compensation (Recognized Stock-Based Compensation Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Stock-based compensation expense	$ 56.1	$ 66.6	$ 53.5
Stock options
Stock-based compensation expense	19	20.7	20.2
Restricted stock/restricted stock units
Stock-based compensation expense	4.3	9.9	10.2
Darden Stock Units
Stock-based compensation expense	17.1	17.1	13.1
Performance stock units
Stock-based compensation expense	12.6	15.6	6.8
Employee stock purchase plan
Stock-based compensation expense	1.8	1.9	1.8
Director compensation program/other
Stock-based compensation expense	$ 1.3	$ 1.4	$ 1.4

Stock-Based Compensation (Summary Of Stock Option Activity) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	May 27, 2012 Y	May 29, 2011 Y	May 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding beginning of period (shares)	13
Options granted (shares)	1.6
Options exercised (shares)	(2.2)	(2.3)	(2.9)
Options canceled (shares)	(0.1)
Outstanding end of period (shares)	12.3	13
Exercisable (shares)	7.2
Weighted Average Exercise Price Per Share Outstanding, beginning balance (dollars per share)	$ 32.77
Options granted Weighted Average Exercise Price Per Share (dollars per share)	$ 51.06
Options exercised Weighted Average Exercise Price Per Share (dollars per share)	$ 28.12
Options canceled Weighted Average Exercise Price Per Share (dollars per share)	$ 35.71
Weighted Average Exercise Price Per Share Outstanding, ending balance (dollars per share)	$ 36.05	$ 32.77
Exercisable Weighted Average Exercise Price Per Share (dollars per share)	$ 32.28
Weighted Average Remaining Contractual Life Outstanding, beginning balance (years)	5.53
Weighted Average Remaining Contractual Life Outstanding, ending balance (years)	5.58	5.53
Exercisable Weighted Average Remaining Contractual Life (years)	3.9
Aggregate Intrinsic Value Outstanding, beginning balance	$ 235.6
Aggregate Intrinsic Value Outstanding, ending balance	209.3	235.6
Exercisable Aggregate Intrinsic Value	$ 150

Stock-Based Compensation (Stock Option Activity) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Total intrinsic value of options exercised	$ 49.7	$ 49.9	$ 59.1
Cash received from option exercises	62.9	55.7	59.3
Vesting period (years)	four
Stock options
Unrecognized compensation cost related to unvested stock options granted	33.4
Unrecognized compensation cost, period of recognition, in years (years)	2.5
Fair market value on grant date	$ 21.1

Stock-Based Compensation (Summary Of Restricted Stock And RSU Activity) (Details) (Restricted Stock Units And RSU, USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
May 27, 2012
Restricted Stock Units And RSU
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding beginning of period (shares)	0.6
Shares granted (shares)	0.1
Shares vested (shares)	(0.4)
Outstanding end of period (shares)	0.3
Outstanding beginning of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 29.36
Shares granted, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 46.71
Shares vested, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 34.44
Outstanding end of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 39.63

Stock-Based Compensation (Restricted Stock And RSU Activity) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012 Y	May 29, 2011	May 30, 2010
Minimum vesting period, in years (years)	1
Maximum vesting period, in years (years)	4
Restricted stock/restricted stock units
Unrecognized compensation cost related to unvested stock options granted	$ 4.6
Unrecognized compensation cost, period of recognition, in years (years)	2.5
Fair market value on grant date	10	9.1	9.4
Darden Stock Units
Unrecognized compensation cost related to unvested stock options granted	48.7
Unrecognized compensation cost, period of recognition, in years (years)	2.9
Fair market value on grant date	$ 12.1
Minimum vesting period, in years (years)	4
Maximum vesting period, in years (years)	5

Stock-Based Compensation (Summary Of Darden Stock Unit Activity) (Details) (Darden Stock Units, USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
May 27, 2012
Darden Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding beginning of period (shares)	1.9
Units granted (shares)	0.6
Units vested (shares)	(0.3)
Units canceled (shares)	(0.1)
Outstanding end of period (shares)	2.1
Outstanding beginning of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 50.92
Units granted, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 50.08
Units vested, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 48.74
Units canceled, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 39.38
Outstanding end of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 53.06

Stock-Based Compensation (Darden Stock Unit Activity) (Narrative) (Details) (Darden Stock Units, USD $) In Millions, unless otherwise specified	12 Months Ended
May 27, 2012 Y
Darden Stock Units
Unrecognized compensation cost related to unvested stock options granted	$ 48.7
Unrecognized compensation cost, period of recognition, in years (years)	2.9
Fair market value on grant date	$ 12.1

Stock-Based Compensation (Summary Of Performance Stock Unit Activity) (Details) (Performance stock units, USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
May 27, 2012
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding beginning of period (shares)	1
Units granted (shares)	0.3
Units vested (shares)	(0.2)
Units canceled (shares)	0
Outstanding end of period (shares)	1.1
Outstanding beginning of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 37.91
Units granted, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 51.45
Units vested, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 50.42
Units canceled, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 0
Outstanding end of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 39.33

Stock-Based Compensation (Performance Stock Unit Activity) (Narrative) (Details) (USD $)	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Vesting period (years)	four
Performance stock units
Share based compensation arrangement by share based payment award number of stock units that would be issued on vesting of shares (shares)	1
Unrecognized compensation cost related to unvested stock options granted	$ 18,900,000
Unrecognized compensation cost, period of recognition, in years (years)	1.5
Fair market value on grant date	9,800,000
Employee stock purchase plan
Percentage of capital stock (percentage)	5.00%
Investment authorized	5,000
Shares available for purchase by employees (shares)	3,600,000
Percent of fair market value, common stock purchased by employees (percentage)	85.00%
Cash received from employees who acquired shares under ESPP	$ 7,200,000	$ 7,400,000	$ 7,100,000
Before Fiscal Two Thousand Ten | Performance stock units
Vesting period (years)	five
During And Subsequent To Fiscal Two Thousand Ten | Performance stock units
Vesting period (years)	3
Minimum | Performance stock units
Vesting percentage (percentage)	0.00%
Minimum | Before Fiscal Two Thousand Ten | Performance stock units
Vesting percentage (percentage)	0.00%
Minimum | During And Subsequent To Fiscal Two Thousand Ten | Performance stock units
Vesting percentage (percentage)	0.00%
Maximum | Performance stock units
Vesting percentage (percentage)	150.00%
Maximum | Before Fiscal Two Thousand Ten | Performance stock units
Vesting percentage (percentage)	150.00%
Maximum | During And Subsequent To Fiscal Two Thousand Ten | Performance stock units
Vesting percentage (percentage)	150.00%

Commitments And Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011
Guarantees of leased properties assigned to third parties	$ 5.4	$ 7.4
Fair value of potential payments discounted at pre-tax cost of capital related to guarantee obligations	4.1	5.4
Lease expiration date	fiscal 2013 through fiscal 2021
Workers Compensation And General Liabilities Accrued
Standby letters of credit	99.2	96.4
Operating Lease Obligation
Standby letters of credit	$ 20.3	$ 16.8

Subsequent Event (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended
	Jun. 20, 2012 Dividend Declared	Jul. 12, 2012 Acquisition
Subsequent Event [Line Items]
Dividend declared date	Jun 20, 2012
Cash dividend declared, per share (dollars per share)	$ 0.5
Dividend payment date	Aug 1, 2012
Dividend record date	Jul 10, 2012
Cash paid to acquire restaurants		$ 585

Quarterly Data (Schedule Of Unaudited Quarterly Data) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 29, 2011	Feb. 27, 2011	Nov. 28, 2010	Aug. 29, 2010	May 27, 2012	May 29, 2011	May 30, 2010
Sales	$ 2,065.6	$ 2,159.7	$ 1,831.5	$ 1,942	$ 1,990.4	$ 1,976.8	$ 1,726.2	$ 1,806.7	$ 7,998.7	$ 7,500.2	$ 7,113.1
Earnings before income taxes	200.7	217.8	72.5	147	186.2	199.1	103.2	159.1	638	647.6	543.6
Earnings from continuing operations	151.6	164.1	54.1	106.8	138	151.7	75.8	113.3	476.5	478.7	407
Losses from discontinued operations	(0.4)	0	(0.4)	(0.2)	(0.6)	(0.5)	(1.3)	(0.2)	(1)	(2.4)	(2.5)
Net earnings	$ 151.2	$ 164.1	$ 53.7	$ 106.6	$ 137.4	$ 151.2	$ 74.5	$ 113.1	$ 475.5	$ 476.3	$ 404.5
Basic net earnings per share:
Earnings from continuing operations, Basic (dollars per share)	$ 1.18	$ 1.28	$ 0.42	$ 0.8	$ 1.02	$ 1.11	$ 0.55	$ 0.82	$ 3.66	$ 3.5	$ 2.92
Losses from discontinued operations, Basic (dollars per share)	$ 0	$ 0	$ (0.01)	$ 0	$ 0	$ 0	$ (0.01)	$ 0	$ (0.01)	$ (0.02)	$ (0.02)
Net earnings	$ 1.18	$ 1.28	$ 0.41	$ 0.8	$ 1.02	$ 1.11	$ 0.54	$ 0.82	$ 3.65	$ 3.48	$ 2.9
Diluted net earnings per share:
Earnings from continuing operations, Diluted (dollars per share)	$ 1.15	$ 1.25	$ 0.41	$ 0.78	$ 1	$ 1.08	$ 0.54	$ 0.8	$ 3.58	$ 3.41	$ 2.86
Losses from discontinued operations, Diluted (dollars per share)	$ 0	$ 0	$ (0.01)	$ 0	$ (0.01)	$ 0	$ (0.01)	$ 0	$ (0.01)	$ (0.02)	$ (0.02)
Net earnings	$ 1.15	$ 1.25	$ 0.4	$ 0.78	$ 0.99	$ 1.08	$ 0.53	$ 0.8	$ 3.57	$ 3.39	$ 2.84
Dividends paid per share (dollars per share)	$ 0.43	$ 0.43	$ 0.43	$ 0.43	$ 0.32	$ 0.32	$ 0.32	$ 0.32	$ 1.72	$ 1.28
Maximum
Stock price
Stock price (dollars per share)	$ 55.84	$ 51.9	$ 49.2	$ 53.81	$ 52.12	$ 50.84	$ 49.99	$ 45.04	$ 55.84	$ 52.12
Minimum
Stock price
Stock price (dollars per share)	$ 48.49	$ 41.65	$ 40.69	$ 43.85	$ 45.51	$ 45.07	$ 41.03	$ 37.08	$ 40.69	$ 37.08